ABOUT THIS REPORT

This report is a presentation of the National Security Variable Account N. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in National Security Variable Account N.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity

These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value, contracts in accumulation period, annuity reserves for contracts in payment period and total contract owners’ equity. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations

The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity

The Statements of Changes in Contract Owners’ Equity include the increase or decrease in contract owners’ equity from operations for income and expenses shown on the statements of operations. In addition, the equity transactions section of this statement illustrates contract purchase payments, extra credit fund deposits, transfers to and from fixed dollar contracts and other subaccounts, withdrawals and surrenders, surrender charges, annual contract charges, and annuity and death benefit payments. The sum of these two sections represents the net change in contract owners’ equity which, when added to the beginning contracts owners’ equity, equals contract owners’ equity at the end of the reporting period. The change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements

The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

The following includes fund trust abbreviations that occur throughout this report:

Fund Trust Abbreviations -

ONFI - Ohio National Fund, Inc.

FIDS - Fidelity® Variable Insurance Products Fund - Service Class

FID2 - Fidelity® Variable Insurance Products Fund - Service Class 2

JASS - Janus Aspen Series - Service Shares

LEGI - Legg Mason Partners Variable Equity Trust - Class I

LEG2 - Legg Mason Partners Variable Income Trust - Class II

ASVT – Allspring Variable Trust

MSV2 - Morgan Stanley Variable Insurance Fund, Inc. - Class II

GSVI - Goldman Sachs Variable Insurance Trust - Institutional Shares

GSVS - Goldman Sachs Variable Insurance Trust - Service Shares

LAZS - Lazard Retirement Series, Inc. - Service Shares

PRS2 - The Prudential Series Fund, Inc. - Class II

JPMI - J.P. Morgan Insurance Trust - Class I

ABVB - AB Variable Products Series Fund, Inc. - Class B

MFSI - MFS® Variable Insurance Trust - Service Class

MFS2 - MFS® Variable Insurance Trust II - Service Class

PVIA - PIMCO Variable Insurance Trust - Administrative Shares

BNYS - BNY Mellon Variable Investment Fund - Service Shares

ROYI - Royce Capital Fund - Investment Class

AIMI - AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

NBAS - Neuberger Berman Advisers Management Trust - S Class

FRT2 - Franklin Templeton Variable Insurance Products Trust - Class 2

FRT5 - Franklin Templeton Variable Insurance Products Trust - Class 5

FRT4 - Franklin Templeton Variable Insurance Products Trust - Class 4

FEDS - Federated Hermes Insurance Series

IVYV - Ivy Variable Insurance Portfolios

NLV2 - Northern Lights Variable Trust - Class 2

NLV3 - Northern Lights Variable Trust - Class 3

National Security Variable Account N

Statements of Assets and Contract Owners' Equity	December 31, 2022

			Assets	Contract owners' equity
	Shares	Cost	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners' equity
ONFI - ON Bond Subaccount	68,408	$1,135,172	$1,106,156	$1,106,156	$0	$1,106,156
ONFI - ON BlackRock Balanced Allocation Subaccount	531,471	17,337,291	14,541,049	14,492,081	48,968	14,541,049
ONFI - ON BlackRock Advantage International Equity Subaccount	184,175	2,309,062	2,453,213	2,453,213	0	2,453,213
ONFI - ON Janus Henderson Forty Subaccount	574,315	1,205,583	683,435	683,435	0	683,435
ONFI - ON AB Small Cap Subaccount	217,962	3,784,714	2,316,932	2,313,406	3,526	2,316,932
ONFI - ON AB Mid Cap Core Subaccount	16,005	402,751	402,679	402,679	0	402,679
ONFI - ON S&P 500® Index Subaccount	290,783	8,387,861	9,482,422	9,451,132	31,290	9,482,422
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	376,272	5,568,414	6,140,751	6,101,052	39,699	6,140,751
ONFI - ON Federated High Income Bond Subaccount	212,312	3,586,884	3,815,246	3,788,016	27,230	3,815,246
ONFI - ON Nasdaq-100® Index Subaccount	222,058	3,599,770	2,766,837	2,766,837	0	2,766,837
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	418,697	11,593,048	10,798,202	10,727,283	70,919	10,798,202
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	213,492	5,244,018	3,947,460	3,924,047	23,413	3,947,460
ONFI - ON S&P MidCap 400® Index Subaccount	46,659	707,688	872,994	872,994	0	872,994
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	866,440	6,779,510	5,692,508	5,689,774	2,734	5,692,508
ONFI - ON Risk Managed Balanced Subaccount	2,836,522	39,222,467	35,995,465	35,995,465	0	35,995,465
ONFI - ON Federated Core Plus Bond Subaccount	1,225,629	12,566,321	10,822,304	10,763,190	59,114	10,822,304
ONFI - ON U.S. Low Volatility Subaccount (b)	1,866,240	18,671,154	18,625,074	18,625,074	0	18,625,074
ONFI - ON iShares Managed Risk Balanced Subaccount	1,891,051	17,742,499	16,111,755	16,111,755	0	16,111,755
ONFI - ON iShares Managed Risk Moderate Growth Subaccount	987,884	9,878,913	10,461,688	10,461,688	0	10,461,688
ONFI - ON iShares Managed Risk Growth Subaccount	389,452	3,894,589	4,128,192	4,128,192	0	4,128,192
ONFI - ON Moderately Conservative Model Subaccount	199,132	2,431,519	2,061,019	2,061,019	0	2,061,019
ONFI - ON Balanced Model Subaccount	158,271	1,729,726	1,676,090	1,676,090	0	1,676,090
ONFI - ON Moderate Growth Model Subaccount	187,025	2,139,622	2,034,835	2,034,835	0	2,034,835
ONFI - ON Growth Model Subaccount	93,910	1,047,239	1,049,910	1,049,910	0	1,049,910
FIDS - VIP Government Money Market Subaccount	2,920,832	2,920,831	2,920,832	2,920,399	433	2,920,832
FID2 - VIP Mid Cap Subaccount	173,661	5,638,023	5,418,220	5,400,119	18,101	5,418,220
FID2 - VIP Growth Subaccount	11,626	886,899	805,329	805,329	0	805,329
FID2 - VIP Equity-Income Subaccount	83,276	1,850,808	1,891,188	1,891,188	0	1,891,188
FID2 - VIP Real Estate Subaccount	116,489	2,002,689	1,889,454	1,879,177	10,277	1,889,454
FID2 - VIP Target Volatility Subaccount	548,343	6,365,078	5,675,350	5,675,350	0	5,675,350
JASS - Janus Henderson Research Subaccount	10,142	337,365	305,976	305,976	0	305,976
JASS - Janus Henderson Global Research Subaccount	2,408	105,789	116,563	116,563	0	116,563
JASS - Janus Henderson Balanced Subaccount	109,255	4,221,261	4,640,066	4,640,066	0	4,640,066
JASS - Janus Henderson Overseas Subaccount	67,319	2,306,383	2,474,643	2,474,643	0	2,474,643
JASS - Janus Henderson Flexible Bond Subaccount	16,577	214,356	182,186	182,186	0	182,186
LEGI - ClearBridge Variable Dividend Strategy Subaccount	37,587	744,530	796,100	796,100	0	796,100
LEGI - ClearBridge Variable Large Cap Value Subaccount	9,332	187,786	188,046	188,046	0	188,046
LEG2 - Western Asset Core Plus VIT Subaccount	1,338,752	7,890,552	6,466,174	6,436,202	29,972	6,466,174
ASVT - VT Opportunity Subaccount	1,253	27,844	27,973	27,973	0	27,973
MSV2 - VIF U.S. Real Estate Subaccount	58,570	909,912	754,970	754,970	0	754,970
MSV2 - VIF Growth Subaccount	98,653	1,778,885	673,798	673,798	0	673,798
GSVI - Large Cap Value Subaccount	277,083	2,691,402	2,310,874	2,306,352	4,522	2,310,874
GSVI - U.S. Equity Insights Subaccount	28,816	463,143	457,597	457,597	0	457,597
GSVI - Strategic Growth Subaccount	40,869	513,215	375,993	375,993	0	375,993
GSVS - Large Cap Value Subaccount	548,467	5,157,094	4,579,701	4,558,830	20,871	4,579,701
GSVS - U.S. Equity Insights Subaccount	11,600	220,814	185,825	185,825	0	185,825
GSVS - Strategic Growth Subaccount	82,849	1,126,127	755,587	755,587	0	755,587
GSVS - Trend Driven Allocation Subaccount	558,049	6,490,553	5,574,907	5,574,907	0	5,574,907
LAZS - Emerging Markets Equity Subaccount	283,257	5,526,146	5,075,961	5,057,812	18,149	5,075,961
LAZS - U.S. Small-Mid Cap Equity Subaccount	64,187	994,127	787,577	787,577	0	787,577
LAZS - International Equity Subaccount	1,154,966	11,535,173	9,181,976	9,127,167	54,809	9,181,976
LAZS - Global Dynamic Multi-Asset Subaccount	688,255	8,475,886	7,873,638	7,873,638	0	7,873,638
PRS2 - PSF PGIM Jennison Focused Blend Subaccount	27,922	517,860	1,133,335	1,133,335	0	1,133,335
PRS2 - PSF PGIM Jennison Growth Subaccount	4,753	253,415	413,859	413,859	0	413,859
JPMI - Small Cap Core Subaccount	37,002	817,166	664,558	664,558	0	664,558
JPMI - Mid Cap Value Subaccount	208,610	1,954,478	2,175,798	2,175,798	0	2,175,798
ABVB - VPS Growth & Income Subaccount	13,637	405,139	386,734	386,734	0	386,734
ABVB - VPS Small Cap Growth Subaccount	33,689	482,653	228,074	228,074	0	228,074
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2,554,161	29,542,269	26,052,437	26,052,437	0	26,052,437
MFSI - New Discovery Subaccount	56,166	817,715	496,510	496,293	217	496,510
MFSI - Mid Cap Growth Subaccount	77,810	678,100	484,754	484,754	0	484,754
MFSI - Total Return Subaccount	82,622	1,930,555	1,813,562	1,813,562	0	1,813,562
MFS2 - Massachusetts Investors Growth Stock Subaccount	5,779	118,519	108,998	108,998	0	108,998
PVIA - Real Return Subaccount	611,464	7,976,007	7,031,837	6,990,166	41,671	7,031,837
PVIA - Global Bond Opportunities Subaccount	66,654	802,355	629,878	629,878	0	629,878
PVIA - CommodityRealReturn® Strategy Subaccount	169,709	1,401,565	1,169,294	1,169,294	0	1,169,294
PVIA - Short-Term Subaccount	55,073	569,173	556,239	556,239	0	556,239

National Security Variable Account N

Statements of Assets and Contract Owners' Equity (Continued)	December 31, 2022

			Assets	Contract owners' equity
	Shares	Cost	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners' equity
PVIA - Low Duration Subaccount	259,698	$2,625,404	$2,461,939	$2,436,371	$25,568	$2,461,939
BNYS - Appreciation Subaccount	21,776	835,394	682,021	682,021	0	682,021
ROYI - Small-Cap Subaccount	254,998	2,222,665	2,131,784	2,131,784	0	2,131,784
ROYI - Micro-Cap Subaccount	97,308	935,007	751,216	751,216	0	751,216
AIMI - Invesco V.I. EQV International Equity Series II Subaccount (a)	42,000	1,430,203	1,193,630	1,193,630	0	1,193,630
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	904,923	9,540,162	7,212,237	7,212,237	0	7,212,237
NBAS - AMT Mid Cap Intrinsic Value Subaccount	39,496	652,164	726,337	726,337	0	726,337
FRT2 - Franklin Income VIP Subaccount	43,181	655,001	636,057	636,057	0	636,057
FRT2 - Franklin DynaTech VIP Subaccount	33,413	178,239	99,238	99,238	0	99,238
FRT2 - Templeton Foreign VIP Subaccount	117,442	1,532,766	1,429,274	1,422,016	7,258	1,429,274
FRT5 - Franklin VolSmart Allocation VIP Subaccount	236,132	3,007,272	2,869,009	2,869,009	0	2,869,009
FRT4 - Franklin Income VIP Subaccount	80,167	1,237,211	1,215,328	1,215,328	0	1,215,328
FRT4 - Franklin DynaTech VIP Subaccount	367,923	1,713,026	952,921	952,921	0	952,921
FRT4 - Templeton Foreign VIP Subaccount	640,261	8,461,734	7,952,045	7,914,093	37,952	7,952,045
FRT4 - Franklin Allocation VIP Subaccount	120,369	746,575	551,289	551,289	0	551,289
FEDS - Kaufmann Fund II Service Shares Subaccount	51,590	884,044	708,337	708,337	0	708,337
IVYV - Delaware Ivy VIP Asset Strategy Subaccount	320,418	3,048,177	2,515,281	2,515,281	0	2,515,281
IVYV - Delaware Ivy VIP Natural Resources Subaccount	57,477	258,879	274,163	274,112	51	274,163
IVYV - Delaware Ivy VIP Science and Technology Subaccount	30,051	792,784	524,384	524,384	0	524,384

(a)	Name change effective on April 22, 2022:

AIMI - Invesco V.I. EQV International Equity Series II Subaccount formerly known as AIMI - Invesco V.I. International Growth Series II Subaccount

(b)	Name change effective on August 19, 2022:

ONFI - ON U.S. Low Volatility Subaccount formerly known as ONFI - ON Janus Henderson U.S. Low Volatility Subaccount

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2022

	Investment Activity				Realized and unrealized gain (loss) on investments
	Reinvested Dividends	Risk and administrative expense (note 2)	Net investment activity	Reinvested capital gains	Realized gain (loss)	Unrealized gain (loss)	Net gain (loss) on investments	Net increase (decrease) in contract owners' equity from operations
ONFI - ON Bond Subaccount	$39,491	$(15,570)	$23,921	$7,174	$4,891	$(267,859)	$(262,968)	$(231,873)
ONFI - ON BlackRock Balanced Allocation Subaccount	230,533	(219,858)	10,675	2,963,934	55,142	(6,715,536)	(6,660,394)	(3,685,785)
ONFI - ON BlackRock Advantage International Equity Subaccount	64,806	(33,483)	31,323	306,195	31,529	(784,426)	(752,897)	(415,379)
ONFI - ON Janus Henderson Forty Subaccount	0	(10,906)	(10,906)	675,799	13,510	(1,044,469)	(1,030,959)	(366,066)
ONFI - ON AB Small Cap Subaccount	1,328	(33,819)	(32,491)	1,624,170	(29,581)	(2,537,275)	(2,566,856)	(975,177)
ONFI - ON AB Mid Cap Core Subaccount	1,047	(6,026)	(4,979)	206,878	4,961	(340,681)	(335,720)	(133,821)
ONFI - ON S&P 500® Index Subaccount	129,874	(136,099)	(6,225)	1,277,076	346,111	(3,990,123)	(3,644,012)	(2,373,161)
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	100,665	(86,796)	13,869	1,391,983	286,921	(2,435,314)	(2,148,393)	(742,541)
ONFI - ON Federated High Income Bond Subaccount	242,765	(55,775)	186,990	0	74,354	(875,007)	(800,653)	(613,663)
ONFI - ON Nasdaq-100® Index Subaccount	14,280	(46,643)	(32,363)	1,079,323	55,241	(2,727,681)	(2,672,440)	(1,625,480)
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	93,716	(155,015)	(61,299)	3,126,019	220,615	(6,123,074)	(5,902,459)	(2,837,739)
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	0	(57,098)	(57,098)	1,488,380	(50,234)	(2,832,095)	(2,882,329)	(1,451,047)
ONFI - ON S&P MidCap 400® Index Subaccount	9,857	(12,808)	(2,951)	149,277	57,324	(369,659)	(312,335)	(166,009)
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	0	(36,603)	(36,603)	1,308,573	(13,602)	(2,022,319)	(2,035,921)	(763,951)
ONFI - ON Risk Managed Balanced Subaccount	69,427	(373,805)	(304,378)	1,582,343	56,830	(5,250,794)	(5,193,964)	(3,915,999)
ONFI - ON Federated Core Plus Bond Subaccount	182,500	(158,984)	23,516	5,793	(194,671)	(1,690,960)	(1,885,631)	(1,856,322)
ONFI - ON U.S. Low Volatility Subaccount (note 4)	108,609	(288,377)	(179,768)	499,222	127,475	(2,449,982)	(2,322,507)	(2,003,053)
ONFI - ON iShares Managed Risk Balanced Subaccount (note 4)	86,017	(186,707)	(100,690)	32,469	(116,360)	(1,940,422)	(2,056,782)	(2,125,003)
ONFI - ON iShares Managed Risk Moderate Growth Subaccount (note 4)	0	(30,947)	(30,947)	0	21,723	582,776	604,499	573,552
ONFI - ON iShares Managed Risk Growth Subaccount (note 4)	0	(12,894)	(12,894)	0	10,102	233,603	243,705	230,811
ONFI - ON Moderately Conservative Model Subaccount	40,811	(30,500)	10,311	136,516	(13,247)	(554,544)	(567,791)	(420,964)
ONFI - ON Balanced Model Subaccount	36,311	(18,191)	18,120	146,887	5,652	(492,088)	(486,436)	(321,429)
ONFI - ON Moderate Growth Model Subaccount	56,247	(31,797)	24,450	271,461	(29,031)	(817,685)	(846,716)	(550,805)
ONFI - ON Growth Model Subaccount	19,484	(9,479)	10,005	114,654	5,714	(301,224)	(295,510)	(170,851)
FIDS - VIP Government Money Market Subaccount	40,973	(38,853)	2,120	0	38	0	38	2,158
FID2 - VIP Mid Cap Subaccount	15,349	(77,115)	(61,766)	399,535	30,141	(1,491,290)	(1,461,149)	(1,123,380)
FID2 - VIP Contrafund® Subaccount (note 4)	0	(50,717)	(50,717)	52,286	462,486	(2,278,835)	(1,816,349)	(1,814,780)
FID2 - VIP Growth Subaccount	3,065	(10,872)	(7,807)	67,763	474	(336,143)	(335,669)	(275,713)
FID2 - VIP Equity-Income Subaccount	33,154	(19,713)	13,441	65,348	27,612	(144,815)	(117,203)	(38,414)
FID2 - VIP Real Estate Subaccount	24,515	(27,313)	(2,798)	61,053	21,302	(781,762)	(760,460)	(702,205)
FID2 - VIP Target Volatility Subaccount	141,992	(86,717)	55,275	80,687	(47,736)	(1,314,172)	(1,361,908)	(1,225,946)
JASS - Janus Henderson Research Subaccount	0	(4,348)	(4,348)	63,431	4,523	(201,090)	(196,567)	(137,484)
JASS - Janus Henderson Global Research Subaccount	1,104	(1,782)	(678)	14,098	3,445	(48,963)	(45,518)	(32,098)
JASS - Janus Henderson Balanced Subaccount	51,406	(72,270)	(20,864)	160,601	108,695	(1,358,361)	(1,249,666)	(1,109,929)
JASS - Janus Henderson Overseas Subaccount	42,366	(33,293)	9,073	0	19,160	(318,100)	(298,940)	(289,867)
JASS - Janus Henderson Flexible Bond Subaccount	3,905	(2,829)	1,076	3,341	(1,596)	(36,831)	(38,427)	(34,010)
LEGI - ClearBridge Variable Dividend Strategy Subaccount	11,563	(9,097)	2,466	70,301	8,984	(158,336)	(149,352)	(76,585)
LEGI - ClearBridge Variable Large Cap Value Subaccount	2,564	(2,203)	361	7,417	2,637	(31,671)	(29,034)	(21,256)
LEGI - Franklin Multi-Asset Dynamic Multi-Strategy VIT Subaccount (note 4)	29,360	(197,655)	(168,295)	747,736	(1,971,700)	(2,935,638)	(4,907,338)	(4,327,897)
LEG2 - Western Asset Core Plus VIT Subaccount	124,428	(97,362)	27,066	0	(165,986)	(1,449,600)	(1,615,586)	(1,588,520)
ASVT - VT Opportunity Subaccount	0	(413)	(413)	5,756	128	(13,328)	(13,200)	(7,857)
MSV2 - VIF U.S. Real Estate Subaccount	8,223	(12,497)	(4,274)	187,401	43,394	(527,103)	(483,709)	(300,582)
MSV2 - VIF Growth Subaccount	0	(14,117)	(14,117)	651,735	(397,897)	(1,615,638)	(2,013,535)	(1,375,917)
GSVI - Large Cap Value Subaccount	32,216	(33,205)	(989)	229,102	(23,426)	(417,826)	(441,252)	(213,139)
GSVI - U.S. Equity Insights Subaccount	4,064	(6,928)	(2,864)	2,587	1,204	(122,930)	(121,726)	(122,003)
GSVI - Strategic Growth Subaccount	0	(5,610)	(5,610)	73,157	(302)	(240,336)	(240,638)	(173,091)
GSVS - Large Cap Value Subaccount	52,279	(66,818)	(14,539)	452,904	(10,469)	(853,629)	(864,098)	(425,733)
GSVS - U.S. Equity Insights Subaccount	1,192	(2,825)	(1,633)	1,047	(1,768)	(48,709)	(50,477)	(51,063)
GSVS - Strategic Growth Subaccount	0	(8,600)	(8,600)	147,044	(5,921)	(503,577)	(509,498)	(371,054)
GSVS - Trend Driven Allocation Subaccount	0	(86,677)	(86,677)	226,226	(14,984)	(1,557,576)	(1,572,560)	(1,433,011)
LAZS - Emerging Markets Equity Subaccount	177,300	(72,164)	105,136	0	11,159	(1,107,122)	(1,095,963)	(990,827)
LAZS - U.S. Small-Mid Cap Equity Subaccount	0	(10,667)	(10,667)	222,173	(1,845)	(371,864)	(373,709)	(162,203)
LAZS - International Equity Subaccount	335,584	(125,143)	210,441	1,031,505	(140,780)	(2,835,567)	(2,976,347)	(1,734,401)
LAZS - Global Dynamic Multi-Asset Subaccount	7,237	(118,805)	(111,568)	489,476	(9,081)	(2,194,766)	(2,203,847)	(1,825,939)
PRS2 - PSF PGIM Jennison Focused Blend Subaccount	0	(15,653)	(15,653)	0	31,173	(434,068)	(402,895)	(418,548)
PRS2 - PSF PGIM Jennison Growth Subaccount	0	(6,671)	(6,671)	0	71,691	(333,952)	(262,261)	(268,932)
JPMI - Small Cap Core Subaccount	3,286	(9,643)	(6,357)	152,622	16,674	(348,047)	(331,373)	(185,108)
JPMI - Mid Cap Value Subaccount	22,093	(32,038)	(9,945)	332,049	64,274	(628,046)	(563,772)	(241,668)
ABVB - VPS Growth & Income Subaccount	4,496	(6,176)	(1,680)	66,621	7,364	(100,064)	(92,700)	(27,759)
ABVB - VPS Small Cap Growth Subaccount	0	(3,520)	(3,520)	127,295	(13,371)	(258,943)	(272,314)	(148,539)
ABVB - VPS Global Risk Allocation-Moderate Subaccount	179,478	(405,197)	(225,719)	719,211	(236,162)	(5,273,474)	(5,509,636)	(5,016,144)
MFSI - New Discovery Subaccount	0	(6,877)	(6,877)	195,710	(15,334)	(388,588)	(403,922)	(215,089)
MFSI - Mid Cap Growth Subaccount	0	(6,434)	(6,434)	80,535	(10,200)	(256,809)	(267,009)	(192,908)
MFSI - Total Return Subaccount	28,329	(28,174)	155	168,479	21,575	(455,851)	(434,276)	(265,642)
MFS2 - Massachusetts Investors Growth Stock Subaccount	0	(892)	(892)	15,938	51	(32,389)	(32,338)	(17,292)
PVIA - Real Return Subaccount	554,125	(107,513)	446,612	0	(56,251)	(1,528,547)	(1,584,798)	(1,138,186)
PVIA - Global Bond Opportunities Subaccount	9,965	(8,302)	1,663	9,919	(15,186)	(88,049)	(103,235)	(91,653)
PVIA - CommodityRealReturn® Strategy Subaccount	272,981	(19,112)	253,869	0	30,891	(155,401)	(124,510)	129,359
PVIA - Short-Term Subaccount	9,812	(8,276)	1,536	1,027	(5,108)	(9,014)	(14,122)	(11,559)
PVIA - Low Duration Subaccount	39,671	(30,087)	9,584	0	(22,934)	(155,490)	(178,424)	(168,840)
BNYS - Appreciation Subaccount	3,062	(8,890)	(5,828)	213,838	(2,847)	(368,711)	(371,558)	(163,548)
ROYI - Small-Cap Subaccount	8,536	(30,226)	(21,690)	38,426	(11,729)	(279,978)	(291,707)	(274,971)
ROYI - Micro-Cap Subaccount	0	(10,214)	(10,214)	248,677	4,222	(483,090)	(478,868)	(240,405)
AIMI - Invesco V.I. EQV International Equity Series II Subaccount	17,742	(15,579)	2,163	138,782	(7,977)	(427,502)	(435,479)	(294,534)

National Security Variable Account N

Statements of Operations (Continued)	For the Period Ended December 31, 2022

	Investment Activity				Realized and unrealized gain (loss) on investments
	Reinvested Dividends	Risk and administrative expense (note 2)	Net investment activity	Reinvested capital gains	Realized gain (loss)	Unrealized gain (loss)	Net gain (loss) on investments	Net increase (decrease) in contract owners' equity from operations
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	$578,065	$(113,455)	$464,610	$279,672	$(152,665)	$(1,975,042)	$(2,127,707)	$(1,383,425)
NBAS - AMT Mid Cap Intrinsic Value Subaccount	1,203	(11,269)	(10,066)	96,148	29,721	(210,471)	(180,750)	(94,668)
FRT2 - Franklin Income VIP Subaccount	33,545	(9,342)	24,203	13,616	3,170	(90,906)	(87,736)	(49,917)
FRT2 - Franklin DynaTech VIP Subaccount	0	(1,463)	(1,463)	58,159	(1,188)	(112,872)	(114,060)	(57,364)
FRT2 - Templeton Foreign VIP Subaccount	42,760	(17,135)	25,625	0	(9,055)	(140,681)	(149,736)	(124,111)
FRT5 - Franklin VolSmart Allocation VIP Subaccount	52,226	(45,895)	6,331	279,292	123,444	(987,782)	(864,338)	(578,715)
FRT4 - Franklin Income VIP Subaccount	60,940	(18,816)	42,124	24,918	31,473	(197,462)	(165,989)	(98,947)
FRT4 - Franklin DynaTech VIP Subaccount	0	(14,385)	(14,385)	578,902	(36,797)	(1,105,561)	(1,142,358)	(577,841)
FRT4 - Templeton Foreign VIP Subaccount	229,780	(108,919)	120,861	0	(43,752)	(801,568)	(845,320)	(724,459)
FRT4 - Franklin Allocation VIP Subaccount	8,959	(7,496)	1,463	56,459	(11,955)	(165,863)	(177,818)	(119,896)
FEDS - Kaufmann Fund II Service Shares Subaccount	0	(9,827)	(9,827)	103,305	(4,064)	(408,878)	(412,942)	(319,464)
IVYV - Delaware Ivy VIP Asset Strategy Subaccount	41,567	(34,307)	7,260	213,542	(28,693)	(691,618)	(720,311)	(499,509)
IVYV - Delaware Ivy VIP Natural Resources Subaccount	4,789	(3,504)	1,285	0	957	42,334	43,291	44,576
IVYV - Delaware Ivy VIP Science and Technology Subaccount	0	(7,760)	(7,760)	72,576	(11,874)	(298,618)	(310,492)	(245,676)
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount (note 4)	0	(55,465)	(55,465)	0	(190,264)	(622,380)	(812,644)	(868,109)
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount (note 4)	0	(117,181)	(117,181)	0	(204,604)	(1,677,083)	(1,881,687)	(1,998,868)
NLV2 - TOPS® Managed Risk Growth ETF Subaccount (note 4)	0	(48,575)	(48,575)	0	(70,819)	(691,431)	(762,250)	(810,825)
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount (note 4)	0	(6,061)	(6,061)	0	(24,841)	(68,459)	(93,300)	(99,361)
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount (note 4)	0	(10,003)	(10,003)	0	(16,162)	(160,192)	(176,354)	(186,357)
NLV3 - TOPS® Managed Risk Growth ETF Subaccount (note 4)	0	(4,504)	(4,504)	0	(8,552)	(69,104)	(77,656)	(82,160)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2022 and 2021

	ONFI - ON Bond Subaccount	ONFI - ON Bond Subaccount	ONFI - ON BlackRock Balanced Allocation Subaccount	ONFI - ON BlackRock Balanced Allocation Subaccount	ONFI - ON BlackRock Advantage International Equity Subaccount	ONFI - ON BlackRock Advantage International Equity Subaccount
	2022	2021	2022	2021	2022	2021
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$23,921	$20,518	$10,675	$33,406	$31,323	$(815)
Reinvested capital gains	7,174	3,099	2,963,934	1,572,247	306,195	0
Realized gain (loss)	4,891	49,724	55,142	676,728	31,529	135,193
Unrealized gain (loss)	(267,859)	(113,614)	(6,715,536)	853,282	(784,426)	190,739
Net increase (decrease) in contract owners' equity from operations	(231,873)	(40,273)	(3,685,785)	3,135,663	(415,379)	325,117
Equity transactions:
Contract purchase payments (note 1)	150	0	72,046	554	0	0
Extra credit fund deposit (note 1)	6	0	0	0	0	0
Transfers (to) and from other subaccounts	(42,933)	208,173	449,098	(1,347,402)	119,634	99,432
Transfers (to) and from fixed dollar contract	0	(2,885)	918	204	0	(44,968)
Withdrawals and surrenders	(9,081)	(106,330)	(605,192)	(781,407)	(23,605)	(102,151)
Surrender charges (note 2)	(5)	(47)	(81)	(1,106)	(7)	(5)
Annual contract charges (note 2)	(11,530)	(11,082)	(188,066)	(197,256)	(19,466)	(19,856)
Annuity and death benefit payments	(39,614)	(76,680)	(844,181)	(465,572)	(102,872)	(226,042)
Net equity transactions	(103,007)	11,149	(1,115,458)	(2,791,985)	(26,316)	(293,590)
Net change in contract owners' equity	(334,880)	(29,124)	(4,801,243)	343,678	(441,695)	31,527
Contract owners' equity:
Beginning of period	1,441,036	1,470,160	19,342,292	18,998,614	2,894,908	2,863,381
End of period	$1,106,156	$1,441,036	$14,541,049	$19,342,292	$2,453,213	$2,894,908

Change in units:
Beginning units	70,551	70,115	650,108	751,586	199,553	221,230
Units purchased	1,264	11,794	24,291	12,903	11,252	7,776
Units redeemed	(7,109)	(11,358)	(68,814)	(114,381)	(12,626)	(29,453)
Ending units	64,706	70,551	605,585	650,108	198,179	199,553

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (Continued)	For the Periods Ended December 31, 2022 and 2021

	ONFI - ON Janus Henderson Forty Subaccount	ONFI - ON Janus Henderson Forty Subaccount	ONFI - ON AB Small Cap Subaccount	ONFI - ON AB Small Cap Subaccount	ONFI - ON AB Mid Cap Core Subaccount	ONFI - ON AB Mid Cap Core Subaccount
	2022	2021	2022	2021	2022	2021
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(10,906)	$(14,255)	$(32,491)	$(41,918)	$(4,979)	$(6,266)
Reinvested capital gains	675,799	140,398	1,624,170	362,174	206,878	31,760
Realized gain (loss)	13,510	52,783	(29,581)	124,398	4,961	18,279
Unrealized gain (loss)	(1,044,469)	(11,428)	(2,537,275)	(233,956)	(340,681)	29,711
Net increase (decrease) in contract owners' equity from operations	(366,066)	167,498	(975,177)	210,698	(133,821)	73,484
Equity transactions:
Contract purchase payments (note 1)	0	0	416	277	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	40,610	(37,155)	186,325	59,323	11,876	2,851
Transfers (to) and from fixed dollar contract	0	0	513	(2,166)	0	0
Withdrawals and surrenders	(7,825)	0	(63,554)	(101,080)	(19,659)	(3,096)
Surrender charges (note 2)	0	0	(30)	(216)	(1)	0
Annual contract charges (note 2)	(7,311)	(7,979)	(23,494)	(24,435)	(4,177)	(4,147)
Annuity and death benefit payments	(16,938)	(17,872)	(45,523)	(49,066)	(2,495)	(2,574)
Net equity transactions	8,536	(63,006)	54,653	(117,363)	(14,456)	(6,966)
Net change in contract owners' equity	(357,530)	104,492	(920,524)	93,335	(148,277)	66,518
Contract owners' equity:
Beginning of period	1,040,965	936,473	3,237,456	3,144,121	550,956	484,438
End of period	$683,435	$1,040,965	$2,316,932	$3,237,456	$402,679	$550,956

Change in units:
Beginning units	28,912	30,597	102,666	106,093	11,294	11,442
Units purchased	2,627	313	12,265	4,755	335	112
Units redeemed	(2,417)	(1,998)	(10,452)	(8,182)	(722)	(260)
Ending units	29,122	28,912	104,479	102,666	10,907	11,294

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (Continued)	For the Periods Ended December 31, 2022 and 2021

	ONFI - ON S&P 500® Index Subaccount	ONFI - ON S&P 500® Index Subaccount	ONFI - ON BlackRock Advantage Large Cap Value Subaccount	ONFI - ON BlackRock Advantage Large Cap Value Subaccount	ONFI - ON Federated High Income Bond Subaccount	ONFI - ON Federated High Income Bond Subaccount
	2022	2021	2022	2021	2022	2021
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(6,225)	$12,009	$13,869	$(3,973)	$186,990	$188,115
Reinvested capital gains	1,277,076	643,549	1,391,983	0	0	0
Realized gain (loss)	346,111	1,243,274	286,921	544,708	74,354	174,447
Unrealized gain (loss)	(3,990,123)	978,250	(2,435,314)	1,074,174	(875,007)	(186,402)
Net increase (decrease) in contract owners' equity from operations	(2,373,161)	2,877,082	(742,541)	1,614,909	(613,663)	176,160
Equity transactions:
Contract purchase payments (note 1)	37,262	37,487	59,059	554	36,737	208
Extra credit fund deposit (note 1)	0	0	6	0	6	0
Transfers (to) and from other subaccounts	(11,713)	(980,595)	(245,925)	(764,632)	(247,807)	220,947
Transfers (to) and from fixed dollar contract	836	(52,567)	990	(46,364)	358	419
Withdrawals and surrenders	(197,984)	(651,122)	(217,004)	(325,772)	(113,026)	(159,268)
Surrender charges (note 2)	(73)	(512)	(11)	(380)	(7)	(211)
Annual contract charges (note 2)	(86,654)	(87,298)	(65,583)	(66,177)	(40,467)	(40,171)
Annuity and death benefit payments	(269,473)	(197,892)	(182,575)	(164,215)	(138,009)	(128,125)
Net equity transactions	(527,799)	(1,932,499)	(651,043)	(1,366,986)	(502,215)	(106,201)
Net change in contract owners' equity	(2,900,960)	944,583	(1,393,584)	247,923	(1,115,878)	69,959
Contract owners' equity:
Beginning of period	12,383,382	11,438,799	7,534,335	7,286,412	4,931,124	4,861,165
End of period	$9,482,422	$12,383,382	$6,140,751	$7,534,335	$3,815,246	$4,931,124

Change in units:
Beginning units	268,895	314,439	269,081	322,017	186,243	189,635
Units purchased	18,007	20,493	5,682	2,210	1,237	18,765
Units redeemed	(31,849)	(66,037)	(31,649)	(55,146)	(23,795)	(22,157)
Ending units	255,053	268,895	243,114	269,081	163,685	186,243

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (Continued)	For the Periods Ended December 31, 2022 and 2021

	ONFI - ON Nasdaq-100® Index Subaccount	ONFI - ON Nasdaq-100® Index Subaccount	ONFI - ON BlackRock Advantage Large Cap Core Subaccount	ONFI - ON BlackRock Advantage Large Cap Core Subaccount	ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	ONFI - ON BlackRock Advantage Small Cap Growth Subaccount
	2022	2021	2022	2021	2022	2021
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(32,363)	$(37,868)	$(61,299)	$(49,174)	$(57,098)	$(70,137)
Reinvested capital gains	1,079,323	919,831	3,126,019	1,199,439	1,488,380	633,275
Realized gain (loss)	55,241	318,863	220,615	1,116,259	(50,234)	278,582
Unrealized gain (loss)	(2,727,681)	(165,132)	(6,123,074)	1,025,772	(2,832,095)	(684,348)
Net increase (decrease) in contract owners' equity from operations	(1,625,480)	1,035,694	(2,837,739)	3,292,296	(1,451,047)	157,372
Equity transactions:
Contract purchase payments (note 1)	0	37,002	89,347	762	29,823	347
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(364,658)	101,577	264,803	(1,500,831)	417,266	258,455
Transfers (to) and from fixed dollar contract	0	(40,472)	1,489	(5,939)	667	(3,658)
Withdrawals and surrenders	(30,333)	(222,262)	(334,149)	(521,651)	(154,603)	(188,912)
Surrender charges (note 2)	0	(157)	(102)	(638)	(64)	(304)
Annual contract charges (note 2)	(24,238)	(30,159)	(110,126)	(112,675)	(42,121)	(44,267)
Annuity and death benefit payments	(89,838)	(114,570)	(308,152)	(439,469)	(118,259)	(136,435)
Net equity transactions	(509,067)	(269,041)	(396,890)	(2,580,441)	132,709	(114,774)
Net change in contract owners' equity	(2,134,547)	766,653	(3,234,629)	711,855	(1,318,338)	42,598
Contract owners' equity:
Beginning of period	4,901,384	4,134,731	14,032,831	13,320,976	5,265,798	5,223,200
End of period	$2,766,837	$4,901,384	$10,798,202	$14,032,831	$3,947,460	$5,265,798

Change in units:
Beginning units	136,429	143,840	310,732	374,042	151,710	154,462
Units purchased	4,638	11,516	12,524	4,138	23,061	13,129
Units redeemed	(27,001)	(18,927)	(23,554)	(67,448)	(19,282)	(15,881)
Ending units	114,066	136,429	299,702	310,732	155,489	151,710

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (Continued)	For the Periods Ended December 31, 2022 and 2021

	ONFI - ON S&P MidCap 400® Index Subaccount	ONFI - ON S&P MidCap 400® Index Subaccount	ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	ONFI - ON Risk Managed Balanced Subaccount	ONFI - ON Risk Managed Balanced Subaccount
	2022	2021	2022	2021	2022	2021
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(2,951)	$(3,810)	$(36,603)	$(24,481)	$(304,378)	$(55,974)
Reinvested capital gains	149,277	18,134	1,308,573	609,314	1,582,343	1,194,241
Realized gain (loss)	57,324	52,490	(13,602)	259,383	56,830	360,760
Unrealized gain (loss)	(369,659)	160,017	(2,022,319)	(327,772)	(5,250,794)	(464,962)
Net increase (decrease) in contract owners' equity from operations	(166,009)	226,831	(763,951)	516,444	(3,915,999)	1,034,065
Equity transactions:
Contract purchase payments (note 1)	1,100	0	286	208	0	0
Extra credit fund deposit (note 1)	12	0	0	0	0	0
Transfers (to) and from other subaccounts	(18,791)	(20,979)	4,379,701	(268,374)	33,548,020	1,316,419
Transfers (to) and from fixed dollar contract	0	0	358	140	4,189	0
Withdrawals and surrenders	(52,629)	(7,983)	(73,874)	(67,984)	(1,995,883)	(489,872)
Surrender charges (note 2)	(30)	0	(4)	(146)	(100)	(1,988)
Annual contract charges (note 2)	(17,284)	(16,606)	(26,500)	(19,671)	(357,514)	(86,400)
Annuity and death benefit payments	(50,445)	(45,123)	(107,902)	(45,365)	(751,090)	(238,479)
Net equity transactions	(138,067)	(90,691)	4,172,065	(401,192)	30,447,622	499,680
Net change in contract owners' equity	(304,076)	136,140	3,408,114	115,252	26,531,623	1,533,745
Contract owners' equity:
Beginning of period	1,177,070	1,040,930	2,284,394	2,169,142	9,463,842	7,930,097
End of period	$872,994	$1,177,070	$5,692,508	$2,284,394	$35,995,465	$9,463,842

Change in units:
Beginning units	47,619	51,591	52,574	62,420	460,745	439,756
Units purchased	710	608	154,694	1,611	2,098,310	77,428
Units redeemed	(7,064)	(4,580)	(8,206)	(11,457)	(245,929)	(56,439)
Ending units	41,265	47,619	199,062	52,574	2,313,126	460,745

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (Continued)	For the Periods Ended December 31, 2022 and 2021

	ONFI - ON Federated Core Plus Bond Subaccount	ONFI - ON Federated Core Plus Bond Subaccount	ONFI - ON U.S. Low Volatility Subaccount (note 4)	ONFI - ON U.S. Low Volatility Subaccount (note 4)	ONFI - ON iShares Managed Risk Balanced Subaccount (note 4)	ONFI - ON iShares Managed Risk Balanced Subaccount (note 4)
	2022	2021(a)	2022	06-25-2021 to 12-31-2021	2022	06-25-2021 to 12-31-2021
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$23,516	$(49,568)	$(179,768)	$(174,713)	$(100,690)	$(103,311)
Reinvested capital gains	5,793	1,649	499,222	0	32,469	0
Realized gain (loss)	(194,671)	4,950	127,475	149,538	(116,360)	5,755
Unrealized gain (loss)	(1,690,960)	(53,057)	(2,449,982)	2,403,901	(1,940,422)	309,678
Net increase (decrease) in contract owners' equity from operations	(1,856,322)	(96,026)	(2,003,053)	2,378,726	(2,125,003)	212,122
Equity transactions:
Contract purchase payments (note 1)	115,654	0	0	1,500	0	7,000
Extra credit fund deposit (note 1)	30	0	0	0	0	200
Transfers (to) and from other subaccounts	(357,766)	14,057,735	(1,852,849)	22,988,796	5,325,132	14,161,308
Transfers (to) and from fixed dollar contract	(81,542)	(2,344)	3,144	(2,962)	0	0
Withdrawals and surrenders	(263,374)	(114,666)	(849,679)	(847,313)	(445,374)	(308,976)
Surrender charges (note 2)	(11)	(60)	(438)	(3,292)	(307)	(108)
Annual contract charges (note 2)	(118,327)	(52,536)	(278,446)	(133,538)	(194,296)	(70,866)
Annuity and death benefit payments	(262,989)	(145,152)	(485,211)	(290,311)	(333,617)	(115,460)
Net equity transactions	(968,325)	13,742,977	(3,463,479)	21,712,880	4,351,538	13,673,098
Net change in contract owners' equity	(2,824,647)	13,646,951	(5,466,532)	24,091,606	2,226,535	13,885,220
Contract owners' equity:
Beginning of period	13,646,951	0	24,091,606	0	13,885,220	0
End of period	$10,822,304	$13,646,951	$18,625,074	$24,091,606	$16,111,755	$13,885,220

Change in units:
Beginning units	1,392,969	0	2,182,418	0	1,367,435	0
Units purchased	68,102	1,471,835	8,387	2,419,425	662,480	1,423,173
Units redeemed	(184,172)	(78,866)	(344,293)	(237,007)	(118,032)	(55,738)
Ending units	1,276,899	1,392,969	1,846,512	2,182,418	1,911,883	1,367,435

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (Continued)	For the Periods Ended December 31, 2022 and 2021

	ONFI - ON iShares Managed Risk Moderate Growth Subaccount (note 4)	ONFI - ON iShares Managed Risk Growth Subaccount (note 4)	ONFI - ON Moderately Conservative Model Subaccount	ONFI - ON Moderately Conservative Model Subaccount	ONFI - ON Balanced Model Subaccount	ONFI - ON Balanced Model Subaccount
	10-14-2022 to 12-31-2022	10-14-2022 to 12-31-2022	2022	2021	2022	2021
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(30,947)	$(12,894)	$10,311	$(6,389)	$18,120	$(4,078)
Reinvested capital gains	0	0	136,516	37,484	146,887	19,777
Realized gain (loss)	21,723	10,102	(13,247)	5,103	5,652	57,839
Unrealized gain (loss)	582,776	233,603	(554,544)	122,633	(492,088)	100,445
Net increase (decrease) in contract owners' equity from operations	573,552	230,811	(420,964)	158,831	(321,429)	173,983
Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	10,063,336	3,990,923	0	0	141,214	166,841
Transfers (to) and from fixed dollar contract	0	1,254	0	0	0	0
Withdrawals and surrenders	(66,299)	(50,879)	(99,824)	(44,241)	(266)	(191,623)
Surrender charges (note 2)	0	0	0	(120)	0	(380)
Annual contract charges (note 2)	(47,904)	(15,000)	(17,232)	(15,831)	(21,121)	(20,199)
Annuity and death benefit payments	(60,997)	(28,917)	(2,515)	(2,622)	(44,947)	(24,513)
Net equity transactions	9,888,136	3,897,381	(119,571)	(62,814)	74,880	(69,874)
Net change in contract owners' equity	10,461,688	4,128,192	(540,535)	96,017	(246,549)	104,109
Contract owners' equity:
Beginning of period	0	0	2,601,554	2,505,537	1,922,639	1,818,530
End of period	$10,461,688	$4,128,192	$2,061,019	$2,601,554	$1,676,090	$1,922,639

Change in units:
Beginning units	0	0	196,582	201,425	134,791	139,944
Units purchased	1,022,296	406,060	1	0	12,169	12,839
Units redeemed	(31,530)	(15,415)	(10,540)	(4,843)	(5,785)	(17,992)
Ending units	990,766	390,645	186,043	196,582	141,175	134,791

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (Continued)	For the Periods Ended December 31, 2022 and 2021

	ONFI - ON Moderate Growth Model Subaccount	ONFI - ON Moderate Growth Model Subaccount	ONFI - ON Growth Model Subaccount	ONFI - ON Growth Model Subaccount	FIDS - VIP Government Money Market Subaccount	FIDS - VIP Government Money Market Subaccount
	2022	2021	2022	2021	2022	2021
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$24,450	$(25,400)	$10,005	$(8,037)	$2,120	$(32,680)
Reinvested capital gains	271,461	24,072	114,654	8,791	0	0
Realized gain (loss)	(29,031)	79,664	5,714	13,453	38	(7)
Unrealized gain (loss)	(817,685)	276,463	(301,224)	131,747	0	0
Net increase (decrease) in contract owners' equity from operations	(550,805)	354,799	(170,851)	145,954	2,158	(32,687)
Equity transactions:
Contract purchase payments (note 1)	4,800	4,800	0	0	88,893	(9,573)
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(295,827)	238,152	291,160	0	318,858	2,878,285
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals and surrenders	0	(248,868)	0	0	(455,592)	(1,361,144)
Surrender charges (note 2)	0	0	0	0	(6)	(4)
Annual contract charges (note 2)	(20,755)	(21,763)	(7,571)	(7,426)	(16,603)	(32,626)
Annuity and death benefit payments	(23,695)	(23,482)	(74,280)	(31,467)	(84,128)	(84,727)
Net equity transactions	(335,477)	(51,161)	209,309	(38,893)	(148,578)	1,390,211
Net change in contract owners' equity	(886,282)	303,638	38,458	107,061	(146,420)	1,357,524
Contract owners' equity:
Beginning of period	2,921,117	2,617,479	1,011,452	904,391	3,067,252	1,709,728
End of period	$2,034,835	$2,921,117	$1,049,910	$1,011,452	$2,920,832	$3,067,252

Change in units:
Beginning units	190,458	193,401	61,207	63,690	280,955	157,930
Units purchased	375	16,805	23,172	0	162,117	445,643
Units redeemed	(27,941)	(19,748)	(6,040)	(2,483)	(164,631)	(322,618)
Ending units	162,892	190,458	78,339	61,207	278,441	280,955

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (Continued)	For the Periods Ended December 31, 2022 and 2021

	FID2 - VIP Mid Cap Subaccount	FID2 - VIP Mid Cap Subaccount	FID2 - VIP Contrafund® Subaccount (note 4)	FID2 - VIP Contrafund® Subaccount (note 4)	FID2 - VIP Growth Subaccount	FID2 - VIP Growth Subaccount
	2022	2021	2022	2021	2022	2021
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(61,766)	$(66,161)	$(50,717)	$(75,656)	$(7,807)	$(12,451)
Reinvested capital gains	399,535	1,132,632	52,286	711,690	67,763	215,750
Realized gain (loss)	30,141	317,142	462,486	495,216	474	36,086
Unrealized gain (loss)	(1,491,290)	78,916	(2,278,835)	204,599	(336,143)	(42,231)
Net increase (decrease) in contract owners' equity from operations	(1,123,380)	1,462,529	(1,814,780)	1,335,849	(275,713)	197,154
Equity transactions:
Contract purchase payments (note 1)	22,938	277	21,004	0	0	0
Extra credit fund deposit (note 1)	0	0	6	0	0	0
Transfers (to) and from other subaccounts	(292,907)	(432,512)	(3,928,198)	(632,453)	32,443	(48,370)
Transfers (to) and from fixed dollar contract	(25,907)	(2,657)	(25,000)	0	0	(30,615)
Withdrawals and surrenders	(134,464)	(168,647)	(67,536)	(94,778)	(3,082)	(2,074)
Surrender charges (note 2)	(58)	(255)	(9)	0	0	0
Annual contract charges (note 2)	(55,901)	(56,647)	(25,351)	(36,165)	(5,687)	(5,244)
Annuity and death benefit payments	(139,679)	(155,160)	(78,147)	(162,126)	(20,134)	(14,116)
Net equity transactions	(625,978)	(815,601)	(4,103,231)	(925,522)	3,540	(100,419)
Net change in contract owners' equity	(1,749,358)	646,928	(5,918,011)	410,327	(272,173)	96,735
Contract owners' equity:
Beginning of period	7,167,578	6,520,650	5,918,011	5,507,684	1,077,502	980,767
End of period	$5,418,220	$7,167,578	$0	$5,918,011	$805,329	$1,077,502

Change in units:
Beginning units	135,193	153,135	120,247	140,817	24,552	27,612
Units purchased	4,824	4,934	5,473	4,456	1,060	337
Units redeemed	(19,495)	(22,876)	(125,720)	(25,026)	(1,072)	(3,397)
Ending units	120,522	135,193	0	120,247	24,540	24,552

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (Continued)	For the Periods Ended December 31, 2022 and 2021

	FID2 - VIP Equity-Income Subaccount	FID2 - VIP Equity-Income Subaccount	FID2 - VIP Real Estate Subaccount	FID2 - VIP Real Estate Subaccount	FID2 - VIP Target Volatility Subaccount	FID2 - VIP Target Volatility Subaccount
	2022	2021	2022	2021	2022	2021
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$13,441	$2,397	$(2,798)	$(10,319)	$55,275	$(102,264)
Reinvested capital gains	65,348	151,070	61,053	14,106	80,687	945,413
Realized gain (loss)	27,612	89,698	21,302	112,696	(47,736)	238,157
Unrealized gain (loss)	(144,815)	52,730	(781,762)	646,399	(1,314,172)	(319,970)
Net increase (decrease) in contract owners' equity from operations	(38,414)	295,895	(702,205)	762,882	(1,225,946)	761,336
Equity transactions:
Contract purchase payments (note 1)	4,150	0	14,904	139	0	0
Extra credit fund deposit (note 1)	6	0	3	0	0	0
Transfers (to) and from other subaccounts	845,147	(297,031)	243,079	(425,425)	126,078	(259,790)
Transfers (to) and from fixed dollar contract	(93,895)	0	239	140	2,090	0
Withdrawals and surrenders	(84,083)	(68,691)	(58,257)	(66,757)	(359,045)	(510,144)
Surrender charges (note 2)	(3)	0	(5)	(99)	(87)	(2,427)
Annual contract charges (note 2)	(14,234)	(9,036)	(19,454)	(20,222)	(87,860)	(92,911)
Annuity and death benefit payments	(40,646)	(37,077)	(50,442)	(48,225)	(143,837)	(221,593)
Net equity transactions	616,442	(411,835)	130,067	(560,449)	(462,661)	(1,086,865)
Net change in contract owners' equity	578,028	(115,940)	(572,138)	202,433	(1,688,607)	(325,529)
Contract owners' equity:
Beginning of period	1,313,160	1,429,100	2,461,592	2,259,159	7,363,957	7,689,486
End of period	$1,891,188	$1,313,160	$1,889,454	$2,461,592	$5,675,350	$7,363,957

Change in units:
Beginning units	39,443	52,968	100,003	125,749	417,442	481,202
Units purchased	29,719	1,549	14,210	1,293	10,805	9,302
Units redeemed	(8,797)	(15,074)	(7,612)	(27,039)	(41,474)	(73,062)
Ending units	60,365	39,443	106,601	100,003	386,773	417,442

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (Continued)	For the Periods Ended December 31, 2022 and 2021

	JASS - Janus Henderson Research Subaccount	JASS - Janus Henderson Research Subaccount	JASS - Janus Henderson Global Research Subaccount	JASS - Janus Henderson Global Research Subaccount	JASS - Janus Henderson Balanced Subaccount	JASS - Janus Henderson Balanced Subaccount
	2022	2021	2022	2021	2022	2021
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(4,348)	$(5,359)	$(678)	$(1,717)	$(20,864)	$(41,933)
Reinvested capital gains	63,431	22,074	14,098	7,296	160,601	46,706
Realized gain (loss)	4,523	12,503	3,445	19,906	108,695	214,134
Unrealized gain (loss)	(201,090)	43,610	(48,963)	(957)	(1,358,361)	666,768
Net increase (decrease) in contract owners' equity from operations	(137,484)	72,828	(32,098)	24,528	(1,109,929)	885,675
Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	15,611	(4,876)	2,427	(3,455)	75,612	(113,019)
Transfers (to) and from fixed dollar contract	0	0	0	(43,489)	2,090	(83,960)
Withdrawals and surrenders	(9,504)	(11,124)	0	0	(232,865)	(42,871)
Surrender charges (note 2)	0	0	0	0	(15)	(9)
Annual contract charges (note 2)	(2,236)	(2,370)	(831)	(840)	(58,277)	(55,493)
Annuity and death benefit payments	(11,713)	(8,520)	(9,763)	(2,596)	(384,097)	(147,940)
Net equity transactions	(7,842)	(26,890)	(8,167)	(50,380)	(597,552)	(443,292)
Net change in contract owners' equity	(145,326)	45,938	(40,265)	(25,852)	(1,707,481)	442,383
Contract owners' equity:
Beginning of period	451,302	405,364	156,828	182,680	6,347,547	5,905,164
End of period	$305,976	$451,302	$116,563	$156,828	$4,640,066	$6,347,547

Change in units:
Beginning units	16,623	17,698	9,008	12,470	201,221	213,674
Units purchased	791	156	378	119	5,307	11,932
Units redeemed	(1,142)	(1,231)	(1,032)	(3,581)	(25,112)	(24,385)
Ending units	16,272	16,623	8,354	9,008	181,416	201,221

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (Continued)	For the Periods Ended December 31, 2022 and 2021

	JASS - Janus Henderson Overseas Subaccount	JASS - Janus Henderson Overseas Subaccount	JASS - Janus Henderson U.S. Low Volatility Subaccount (note 4)	JASS - Janus Henderson Flexible Bond Subaccount	JASS - Janus Henderson Flexible Bond Subaccount
	2022	2021	2021	2022	2021
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$9,073	$(8,564)	$18,105	$1,076	$456
Reinvested capital gains	0	0	4,450,671	3,341	5,640
Realized gain (loss)	19,160	46,916	1,766,337	(1,596)	788
Unrealized gain (loss)	(318,100)	284,562	(4,272,437)	(36,831)	(12,990)
Net increase (decrease) in contract owners' equity from operations	(289,867)	322,914	1,962,676	(34,010)	(6,106)
Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0
Transfers (to) and from other subaccounts	(14,433)	(11,889)	(23,898,484)	(3,799)	19,308
Transfers (to) and from fixed dollar contract	0	0	0	0	0
Withdrawals and surrenders	(63,151)	(41,062)	(533,108)	(8,501)	(13,548)
Surrender charges (note 2)	(3)	0	(1,245)	0	0
Annual contract charges (note 2)	(21,496)	(21,956)	(150,569)	(1,548)	(1,593)
Annuity and death benefit payments	(81,974)	(86,540)	(507,817)	(1,174)	0
Net equity transactions	(181,057)	(161,447)	(25,091,223)	(15,022)	4,167
Net change in contract owners' equity	(470,924)	161,467	(23,128,547)	(49,032)	(1,939)
Contract owners' equity:
Beginning of period	2,945,567	2,784,100	23,128,547	231,218	233,157
End of period	$2,474,643	$2,945,567	$0	$182,186	$231,218

Change in units:
Beginning units	171,187	180,965	1,068,504	20,395	20,025
Units purchased	5,106	6,148	34,089	89	1,688
Units redeemed	(16,494)	(15,926)	(1,102,593)	(1,551)	(1,318)
Ending units	159,799	171,187	0	18,933	20,395

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (Continued)	For the Periods Ended December 31, 2022 and 2021

	LEGI - ClearBridge Variable Dividend Strategy Subaccount	LEGI - ClearBridge Variable Dividend Strategy Subaccount	LEGI - ClearBridge Variable Large Cap Value Subaccount	LEGI - ClearBridge Variable Large Cap Value Subaccount	LEGI - Franklin Multi-Asset Dynamic Multi-Strategy VIT Subaccount (note 4)	LEGI - Franklin Multi-Asset Dynamic Multi-Strategy VIT Subaccount (note 4)
	2022	2021	2022	2021	2022	2021
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$2,466	$2,752	$361	$(316)	$(168,295)	$411,386
Reinvested capital gains	70,301	55,783	7,417	23,815	747,736	0
Realized gain (loss)	8,984	22,833	2,637	9,101	(1,971,700)	344,352
Unrealized gain (loss)	(158,336)	83,066	(31,671)	33,233	(2,935,638)	3,461,471
Net increase (decrease) in contract owners' equity from operations	(76,585)	164,434	(21,256)	65,833	(4,327,897)	4,217,209
Equity transactions:
Contract purchase payments (note 1)	150	0	0	0	0	10,000
Extra credit fund deposit (note 1)	6	0	0	0	0	200
Transfers (to) and from other subaccounts	108,753	(21,107)	(12,061)	(68,339)	(33,333,007)	(1,120,131)
Transfers (to) and from fixed dollar contract	0	0	(55,381)	0	0	2,675
Withdrawals and surrenders	(8,010)	(50,329)	0	(9,742)	(551,388)	(2,011,803)
Surrender charges (note 2)	(76)	(97)	0	0	(480)	(5,940)
Annual contract charges (note 2)	(5,810)	(5,164)	(991)	(1,036)	(213,743)	(503,718)
Annuity and death benefit payments	(7,477)	(6,659)	(3,756)	(3,518)	(277,670)	(1,067,166)
Net equity transactions	87,536	(83,356)	(72,189)	(82,635)	(34,376,288)	(4,695,883)
Net change in contract owners' equity	10,951	81,078	(93,445)	(16,802)	(38,704,185)	(478,674)
Contract owners' equity:
Beginning of period	785,149	704,071	281,491	298,293	38,704,185	39,182,859
End of period	$796,100	$785,149	$188,046	$281,491	$0	$38,704,185

Change in units:
Beginning units	18,720	21,114	6,296	8,432	2,687,512	3,023,620
Units purchased	3,796	201	46	17	28,842	66,487
Units redeemed	(1,356)	(2,595)	(1,750)	(2,153)	(2,716,354)	(402,595)
Ending units	21,160	18,720	4,592	6,296	0	2,687,512

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (Continued)	For the Periods Ended December 31, 2022 and 2021

	LEG2 - Western Asset Core Plus VIT Subaccount	LEG2 - Western Asset Core Plus VIT Subaccount	ASVT - VT Opportunity Subaccount	ASVT - VT Opportunity Subaccount	MSV2 - VIF Core Plus Fixed Income Subaccount (note 4)
	2022	2021	2022	2021	2021
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$27,066	$83,924	$(413)	$(443)	$(7,074)
Reinvested capital gains	0	0	5,756	1,643	0
Realized gain (loss)	(165,986)	26,036	128	199	60,376
Unrealized gain (loss)	(1,449,600)	(404,404)	(13,328)	5,349	(71,476)
Net increase (decrease) in contract owners' equity from operations	(1,588,520)	(294,444)	(7,857)	6,748	(18,174)
Equity transactions:
Contract purchase payments (note 1)	46,343	832	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0
Transfers (to) and from other subaccounts	(248,412)	801,845	0	0	(1,041,997)
Transfers (to) and from fixed dollar contract	1,009	1,326	0	0	0
Withdrawals and surrenders	(212,471)	(275,578)	0	0	(8,435)
Surrender charges (note 2)	(16)	(594)	0	0	0
Annual contract charges (note 2)	(74,405)	(74,234)	(184)	(162)	(4,663)
Annuity and death benefit payments	(204,092)	(194,171)	0	0	(44,131)
Net equity transactions	(692,044)	259,426	(184)	(162)	(1,099,226)
Net change in contract owners' equity	(2,280,564)	(35,018)	(8,041)	6,586	(1,117,400)
Contract owners' equity:
Beginning of period	8,746,738	8,781,756	36,014	29,428	1,117,400
End of period	$6,466,174	$8,746,738	$27,973	$36,014	$0

Change in units:
Beginning units	742,313	719,345	589	592	66,704
Units purchased	22,846	104,355	0	0	3,847
Units redeemed	(95,658)	(81,387)	(3)	(3)	(70,551)
Ending units	669,501	742,313	586	589	0

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (Continued)	For the Periods Ended December 31, 2022 and 2021

	MSV2 - VIF U.S. Real Estate Subaccount	MSV2 - VIF U.S. Real Estate Subaccount	MSV2 - VIF Growth Subaccount	MSV2 - VIF Growth Subaccount	GSVI - Large Cap Value Subaccount	GSVI - Large Cap Value Subaccount
	2022	2021	2022	2021	2022	2021
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(4,274)	$4,813	$(14,117)	$(33,305)	$(989)	$(5,499)
Reinvested capital gains	187,401	0	651,735	744,509	229,102	347,239
Realized gain (loss)	43,394	55,562	(397,897)	255,513	(23,426)	16,994
Unrealized gain (loss)	(527,103)	305,609	(1,615,638)	(970,154)	(417,826)	200,368
Net increase (decrease) in contract owners' equity from operations	(300,582)	365,984	(1,375,917)	(3,437)	(213,139)	559,102
Equity transactions:
Contract purchase payments (note 1)	75	0	1,440	1,440	0	0
Extra credit fund deposit (note 1)	3	0	0	0	0	0
Transfers (to) and from other subaccounts	(29,203)	(122,982)	(292,535)	44,061	(163,761)	(127,571)
Transfers (to) and from fixed dollar contract	(40,788)	0	0	0	420	0
Withdrawals and surrenders	(38,767)	(22,871)	(128,508)	(388,497)	(61,989)	(37,172)
Surrender charges (note 2)	(2)	(1)	0	0	(5)	(2)
Annual contract charges (note 2)	(8,174)	(8,251)	(5,707)	(9,067)	(22,111)	(21,567)
Annuity and death benefit payments	(29,555)	(82,686)	(17,039)	(27,813)	(80,043)	(135,034)
Net equity transactions	(146,411)	(236,791)	(442,349)	(379,876)	(327,489)	(321,346)
Net change in contract owners' equity	(446,993)	129,193	(1,818,266)	(383,313)	(540,628)	237,756
Contract owners' equity:
Beginning of period	1,201,963	1,072,770	2,492,064	2,875,377	2,851,502	2,613,746
End of period	$754,970	$1,201,963	$673,798	$2,492,064	$2,310,874	$2,851,502

Change in units:
Beginning units	32,348	39,242	27,696	31,632	114,057	128,002
Units purchased	2,267	311	2,822	1,321	884	1,533
Units redeemed	(8,398)	(7,205)	(11,194)	(5,257)	(14,857)	(15,478)
Ending units	26,217	32,348	19,324	27,696	100,084	114,057

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (Continued)	For the Periods Ended December 31, 2022 and 2021

	GSVI - U.S. Equity Insights Subaccount	GSVI - U.S. Equity Insights Subaccount	GSVI - Strategic Growth Subaccount	GSVI - Strategic Growth Subaccount	GSVS - Large Cap Value Subaccount	GSVS - Large Cap Value Subaccount
	2022	2021	2022	2021	2022	2021
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(2,864)	$(3,636)	$(5,610)	$(6,469)	$(14,539)	$(26,571)
Reinvested capital gains	2,587	130,561	73,157	58,558	452,904	687,870
Realized gain (loss)	1,204	46,899	(302)	11,934	(10,469)	91,158
Unrealized gain (loss)	(122,930)	(30,987)	(240,336)	22,165	(853,629)	359,643
Net increase (decrease) in contract owners' equity from operations	(122,003)	142,837	(173,091)	86,188	(425,733)	1,112,100
Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	29,753	347
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	8,097	(48,958)	53,552	(22,909)	(319,416)	(450,193)
Transfers (to) and from fixed dollar contract	0	0	0	0	177	0
Withdrawals and surrenders	(1,677)	(30,799)	(158)	(178)	(138,232)	(172,990)
Surrender charges (note 2)	0	(2)	(1)	0	(6)	(240)
Annual contract charges (note 2)	(3,525)	(3,690)	(1,016)	(1,673)	(50,988)	(48,903)
Annuity and death benefit payments	(12,530)	(55,655)	(533)	(595)	(99,914)	(255,890)
Net equity transactions	(9,635)	(139,104)	51,844	(25,355)	(578,626)	(927,869)
Net change in contract owners' equity	(131,638)	3,733	(121,247)	60,833	(1,004,359)	184,231
Contract owners' equity:
Beginning of period	589,235	585,502	497,240	436,407	5,584,060	5,399,829
End of period	$457,597	$589,235	$375,993	$497,240	$4,579,701	$5,584,060

Change in units:
Beginning units	14,569	18,475	9,178	9,686	249,201	293,771
Units purchased	583	14	1,295	332	4,130	5,931
Units redeemed	(858)	(3,920)	(45)	(840)	(31,893)	(50,501)
Ending units	14,294	14,569	10,428	9,178	221,438	249,201

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (Continued)	For the Periods Ended December 31, 2022 and 2021

	GSVS - U.S. Equity Insights Subaccount	GSVS - U.S. Equity Insights Subaccount	GSVS - Strategic Growth Subaccount	GSVS - Strategic Growth Subaccount	GSVS - Trend Driven Allocation Subaccount	GSVS - Trend Driven Allocation Subaccount
	2022	2021	2022	2021	2022	2021
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(1,633)	$(1,933)	$(8,600)	$(9,883)	$(86,677)	$(99,645)
Reinvested capital gains	1,047	53,002	147,044	131,690	226,226	865,390
Realized gain (loss)	(1,768)	26,784	(5,921)	47,644	(14,984)	109,390
Unrealized gain (loss)	(48,709)	(21,233)	(503,577)	(768)	(1,557,576)	77,978
Net increase (decrease) in contract owners' equity from operations	(51,063)	56,620	(371,054)	168,683	(1,433,011)	953,113
Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(64)	(7,526)	37,731	130,796	176,312	(184,747)
Transfers (to) and from fixed dollar contract	0	0	0	0	2,090	2,675
Withdrawals and surrenders	0	0	0	(9,331)	(175,531)	(229,573)
Surrender charges (note 2)	0	0	0	0	(40)	(728)
Annual contract charges (note 2)	(1,432)	(1,402)	(5,051)	(5,459)	(84,886)	(85,847)
Annuity and death benefit payments	(7,110)	(118,255)	(13,324)	(161,557)	(100,659)	(99,752)
Net equity transactions	(8,606)	(127,183)	19,356	(45,551)	(182,714)	(597,972)
Net change in contract owners' equity	(59,669)	(70,563)	(351,698)	123,132	(1,615,725)	355,141
Contract owners' equity:
Beginning of period	245,494	316,057	1,107,285	984,153	7,190,632	6,835,491
End of period	$185,825	$245,494	$755,587	$1,107,285	$5,574,907	$7,190,632

Change in units:
Beginning units	6,540	9,970	24,186	25,243	470,430	512,252
Units purchased	110	1	1,200	3,319	17,204	3,361
Units redeemed	(430)	(3,431)	(639)	(4,376)	(30,074)	(45,183)
Ending units	6,220	6,540	24,747	24,186	457,560	470,430

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (Continued)	For the Periods Ended December 31, 2022 and 2021

	LAZS - Emerging Markets Equity Subaccount	LAZS - Emerging Markets Equity Subaccount	LAZS - U.S. Small-Mid Cap Equity Subaccount	LAZS - U.S. Small-Mid Cap Equity Subaccount	LAZS - International Equity Subaccount	LAZS - International Equity Subaccount
	2022	2021	2022	2021	2022	2021
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$105,136	$34,371	$(10,667)	$(11,585)	$210,441	$(42,569)
Reinvested capital gains	0	0	222,173	1,057	1,031,505	132,914
Realized gain (loss)	11,159	127,309	(1,845)	20,418	(140,780)	65,095
Unrealized gain (loss)	(1,107,122)	110,541	(371,864)	146,762	(2,835,567)	331,091
Net increase (decrease) in contract owners' equity from operations	(990,827)	272,221	(162,203)	156,652	(1,734,401)	486,531
Equity transactions:
Contract purchase payments (note 1)	50,179	277	0	0	66,990	762
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(146,304)	277,002	(10,684)	(15,008)	403,944	445,964
Transfers (to) and from fixed dollar contract	(14,919)	(41,055)	0	0	(29,004)	419
Withdrawals and surrenders	(118,061)	(281,721)	(8,783)	(273)	(269,716)	(361,300)
Surrender charges (note 2)	(6)	(182)	(1)	0	(15)	(520)
Annual contract charges (note 2)	(52,140)	(53,774)	(5,627)	(4,893)	(94,310)	(94,220)
Annuity and death benefit payments	(166,822)	(122,786)	(16,015)	(16,050)	(231,501)	(205,027)
Net equity transactions	(448,073)	(222,239)	(41,110)	(36,224)	(153,612)	(213,922)
Net change in contract owners' equity	(1,438,900)	49,982	(203,313)	120,428	(1,888,013)	272,609
Contract owners' equity:
Beginning of period	6,514,861	6,464,879	990,890	870,462	11,069,989	10,797,380
End of period	$5,075,961	$6,514,861	$787,577	$990,890	$9,181,976	$11,069,989

Change in units:
Beginning units	270,991	278,160	20,545	21,402	593,871	603,986
Units purchased	15,342	26,235	98	1,988	40,375	43,655
Units redeemed	(34,258)	(33,404)	(1,082)	(2,845)	(49,012)	(53,770)
Ending units	252,075	270,991	19,561	20,545	585,234	593,871

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (Continued)	For the Periods Ended December 31, 2022 and 2021

	LAZS - Global Dynamic Multi-Asset Subaccount	LAZS - Global Dynamic Multi-Asset Subaccount	PRS2 - PSF PGIM Jennison Focused Blend Subaccount	PRS2 - PSF PGIM Jennison Focused Blend Subaccount	PRS2 - PSF PGIM Jennison Growth Subaccount	PRS2 - PSF PGIM Jennison Growth Subaccount
	2022	2021	2022	2021	2022	2021
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(111,568)	$142,272	$(15,653)	$(19,145)	$(6,671)	$(9,389)
Reinvested capital gains	489,476	0	0	0	0	0
Realized gain (loss)	(9,081)	170,599	31,173	129,443	71,691	53,423
Unrealized gain (loss)	(2,194,766)	667,425	(434,068)	101,819	(333,952)	49,932
Net increase (decrease) in contract owners' equity from operations	(1,825,939)	980,296	(418,548)	212,117	(268,932)	93,966
Equity transactions:
Contract purchase payments (note 1)	0	1,500	0	0	300	0
Extra credit fund deposit (note 1)	0	0	0	0	12	0
Transfers (to) and from other subaccounts	474,777	23,160	37,703	(42,211)	12,182	(22,129)
Transfers (to) and from fixed dollar contract	0	(3,006)	0	0	0	0
Withdrawals and surrenders	(330,525)	(504,814)	(9,367)	(98,111)	(52,528)	0
Surrender charges (note 2)	(65)	(1,800)	0	0	(11)	0
Annual contract charges (note 2)	(119,963)	(124,790)	(9,992)	(10,472)	(3,929)	(4,387)
Annuity and death benefit payments	(237,034)	(329,536)	(16,144)	(9,185)	(8,396)	(8,005)
Net equity transactions	(212,810)	(939,286)	2,200	(159,979)	(52,370)	(34,521)
Net change in contract owners' equity	(2,038,749)	41,010	(416,348)	52,138	(321,302)	59,445
Contract owners' equity:
Beginning of period	9,912,387	9,871,377	1,549,683	1,497,545	735,161	675,716
End of period	$7,873,638	$9,912,387	$1,133,335	$1,549,683	$413,859	$735,161

Change in units:
Beginning units	569,144	625,086	31,744	35,532	16,605	17,602
Units purchased	36,175	13,968	1,070	255	1,219	667
Units redeemed	(50,329)	(69,910)	(1,036)	(4,043)	(2,998)	(1,664)
Ending units	554,990	569,144	31,778	31,744	14,826	16,605

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (Continued)	For the Periods Ended December 31, 2022 and 2021

	JPMI - Small Cap Core Subaccount	JPMI - Small Cap Core Subaccount	JPMI - Mid Cap Value Subaccount	JPMI - Mid Cap Value Subaccount	ABVB - VPS Growth & Income Subaccount	ABVB - VPS Growth & Income Subaccount
	2022	2021	2022	2021	2022	2021
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(6,357)	$(7,512)	$(9,945)	$(12,437)	$(1,680)	$(4,023)
Reinvested capital gains	152,622	23,247	332,049	133,723	66,621	0
Realized gain (loss)	16,674	60,883	64,274	220,567	7,364	19,260
Unrealized gain (loss)	(348,047)	90,461	(628,046)	318,015	(100,064)	97,487
Net increase (decrease) in contract owners' equity from operations	(185,108)	167,079	(241,668)	659,868	(27,759)	112,724
Equity transactions:
Contract purchase payments (note 1)	0	0	1,680	1,080	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(159,896)	112,687	(109,440)	(236,917)	(59,626)	(47,746)
Transfers (to) and from fixed dollar contract	0	0	0	(16,014)	0	(8,400)
Withdrawals and surrenders	(1,567)	(983)	(29,350)	(126,316)	(1,322)	0
Surrender charges (note 2)	(1)	(85)	(1)	(71)	0	0
Annual contract charges (note 2)	(6,166)	(5,719)	(17,526)	(18,104)	(5,225)	(4,934)
Annuity and death benefit payments	(23,754)	(24,918)	(98,997)	(133,017)	(7,689)	(7,594)
Net equity transactions	(191,384)	80,982	(253,634)	(529,359)	(73,862)	(68,674)
Net change in contract owners' equity	(376,492)	248,061	(495,302)	130,509	(101,621)	44,050
Contract owners' equity:
Beginning of period	1,041,050	792,989	2,671,100	2,540,591	488,355	444,305
End of period	$664,558	$1,041,050	$2,175,798	$2,671,100	$386,734	$488,355

Change in units:
Beginning units	25,609	23,352	48,495	58,383	23,701	26,962
Units purchased	637	8,996	637	3,587	658	4,044
Units redeemed	(5,644)	(6,739)	(5,859)	(13,475)	(4,544)	(7,305)
Ending units	20,602	25,609	43,273	48,495	19,815	23,701

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (Continued)	For the Periods Ended December 31, 2022 and 2021

	ABVB - VPS Small Cap Growth Subaccount	ABVB - VPS Small Cap Growth Subaccount	ABVB - VPS Dynamic Asset Allocation Subaccount (note 4)	ABVB - VPS Global Risk Allocation-Moderate Subaccount	ABVB - VPS Global Risk Allocation-Moderate Subaccount
	2022	2021	2021	2022	2021
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(3,520)	$(4,998)	$(41,877)	$(225,719)	$(261,281)
Reinvested capital gains	127,295	88,330	0	719,211	0
Realized gain (loss)	(13,371)	5,095	1,263,245	(236,162)	100,065
Unrealized gain (loss)	(258,943)	(67,688)	(890,360)	(5,273,474)	1,618,702
Net increase (decrease) in contract owners' equity from operations	(148,539)	20,739	331,008	(5,016,144)	1,457,486
Equity transactions:
Contract purchase payments (note 1)	1,440	1,440	4,125	8,250	4,125
Extra credit fund deposit (note 1)	0	0	0	0	0
Transfers (to) and from other subaccounts	31,113	128,177	(6,272,996)	(71,150)	31,867,261
Transfers (to) and from fixed dollar contract	0	0	0	7,324	0
Withdrawals and surrenders	(16,553)	(10,907)	(98,841)	(1,165,161)	(1,230,269)
Surrender charges (note 2)	0	0	(271)	(668)	(2,321)
Annual contract charges (note 2)	(2,779)	(2,984)	(41,519)	(417,094)	(219,968)
Annuity and death benefit payments	(5,040)	(3,997)	(71,899)	(836,515)	(452,657)
Net equity transactions	8,181	111,729	(6,481,401)	(2,475,014)	29,966,171
Net change in contract owners' equity	(140,358)	132,468	(6,150,393)	(7,491,158)	31,423,657
Contract owners' equity:
Beginning of period	368,432	235,964	6,150,393	33,543,595	2,119,938
End of period	$228,074	$368,432	$0	$26,052,437	$33,543,595

Change in units:
Beginning units	7,266	5,088	436,803	2,490,130	174,245
Units purchased	1,116	3,194	6,938	25,967	2,492,788
Units redeemed	(885)	(1,016)	(443,741)	(234,182)	(176,903)
Ending units	7,497	7,266	0	2,281,915	2,490,130

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (Continued)	For the Periods Ended December 31, 2022 and 2021

	MFSI - New Discovery Subaccount	MFSI - New Discovery Subaccount	MFSI - Mid Cap Growth Subaccount	MFSI - Mid Cap Growth Subaccount	MFSI - Total Return Subaccount	MFSI - Total Return Subaccount
	2022	2021	2022	2021	2022	2021
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(6,877)	$(10,248)	$(6,434)	$(9,500)	$155	$5,518
Reinvested capital gains	195,710	139,931	80,535	156,688	168,479	117,954
Realized gain (loss)	(15,334)	71,462	(10,200)	58,699	21,575	30,057
Unrealized gain (loss)	(388,588)	(185,530)	(256,809)	(123,636)	(455,851)	117,540
Net increase (decrease) in contract owners' equity from operations	(215,089)	15,615	(192,908)	82,251	(265,642)	271,069
Equity transactions:
Contract purchase payments (note 1)	1,000	0	1,440	1,440	0	5,000
Extra credit fund deposit (note 1)	0	0	0	0	0	200
Transfers (to) and from other subaccounts	56,819	16,728	60,140	(85,670)	(14,977)	159,081
Transfers (to) and from fixed dollar contract	0	(24,262)	0	(18,377)	(167,917)	0
Withdrawals and surrenders	(15,080)	(147,368)	(4,621)	(56,280)	(152,051)	(69,136)
Surrender charges (note 2)	(70)	(102)	(1)	0	0	0
Annual contract charges (note 2)	(5,205)	(6,905)	(4,015)	(4,499)	(24,268)	(23,166)
Annuity and death benefit payments	(25,994)	(15,596)	(15,734)	(12,750)	(34,506)	(29,379)
Net equity transactions	11,470	(177,505)	37,209	(176,136)	(393,719)	42,600
Net change in contract owners' equity	(203,619)	(161,890)	(155,699)	(93,885)	(659,361)	313,669
Contract owners' equity:
Beginning of period	700,129	862,019	640,453	734,338	2,472,923	2,159,254
End of period	$496,510	$700,129	$484,754	$640,453	$1,813,562	$2,472,923

Change in units:
Beginning units	12,998	16,158	15,741	20,525	98,407	96,746
Units purchased	1,545	1,073	2,451	4,607	1,808	9,108
Units redeemed	(1,198)	(4,233)	(1,303)	(9,391)	(19,794)	(7,447)
Ending units	13,345	12,998	16,889	15,741	80,421	98,407

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (Continued)	For the Periods Ended December 31, 2022 and 2021

	MFS2 - Massachusetts Investors Growth Stock Subaccount	MFS2 - Massachusetts Investors Growth Stock Subaccount	PVIA - Real Return Subaccount	PVIA - Real Return Subaccount	PVIA - Total Return Subaccount (note 4)
	2022	2021	2022	2021	2021
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(892)	$(770)	$446,612	$321,489	$26,639
Reinvested capital gains	15,938	10,420	0	0	544,904
Realized gain (loss)	51	1,929	(56,251)	57,081	(293,793)
Unrealized gain (loss)	(32,389)	5,957	(1,528,547)	(7,645)	(552,483)
Net increase (decrease) in contract owners' equity from operations	(17,292)	17,536	(1,138,186)	370,925	(274,733)
Equity transactions:
Contract purchase payments (note 1)	4,150	0	58,072	208	0
Extra credit fund deposit (note 1)	6	0	0	0	0
Transfers (to) and from other subaccounts	39,147	(4,535)	(510,093)	680,475	(11,953,888)
Transfers (to) and from fixed dollar contract	0	1	323	(2,854)	(1,835)
Withdrawals and surrenders	(1,766)	0	(190,444)	(239,174)	(210,117)
Surrender charges (note 2)	0	0	(10)	(195)	(112)
Annual contract charges (note 2)	(223)	(214)	(83,587)	(80,301)	(56,975)
Annuity and death benefit payments	(977)	0	(208,795)	(291,722)	(96,518)
Net equity transactions	40,337	(4,748)	(934,534)	66,437	(12,319,445)
Net change in contract owners' equity	23,045	12,788	(2,072,720)	437,362	(12,594,178)
Contract owners' equity:
Beginning of period	85,953	73,165	9,104,557	8,667,195	12,594,178
End of period	$108,998	$85,953	$7,031,837	$9,104,557	$0

Change in units:
Beginning units	3,199	3,388	530,964	523,128	726,868
Units purchased	2,027	47	7,694	52,325	61,258
Units redeemed	(154)	(236)	(67,563)	(44,489)	(788,126)
Ending units	5,072	3,199	471,095	530,964	0

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (Continued)	For the Periods Ended December 31, 2022 and 2021

	PVIA - Global Bond Opportunities Subaccount	PVIA - Global Bond Opportunities Subaccount	PVIA -Commodity RealReturn® Strategy Subaccount	PVIA - Commodity RealReturn® Strategy Subaccount	PVIA - Global Diversified Allocation Subaccount (note 4)
	2022	2021	2022	2021	2021
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$1,663	$28,362	$253,869	$35,217	$690,292
Reinvested capital gains	9,919	11,637	0	0	0
Realized gain (loss)	(15,186)	(3,511)	30,891	(50,786)	1,927,795
Unrealized gain (loss)	(88,049)	(77,906)	(155,401)	377,310	(954,500)
Net increase (decrease) in contract owners' equity from operations	(91,653)	(41,418)	129,359	361,741	1,663,587
Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	4,125
Extra credit fund deposit (note 1)	0	0	0	0	0
Transfers (to) and from other subaccounts	(13,372)	67,803	(213,724)	(248,141)	(25,533,779)
Transfers (to) and from fixed dollar contract	0	0	0	0	5,350
Withdrawals and surrenders	(15,004)	(88)	(21,787)	(8,851)	(577,943)
Surrender charges (note 2)	0	0	0	(2)	(85)
Annual contract charges (note 2)	(4,892)	(4,432)	(14,920)	(14,070)	(165,899)
Annuity and death benefit payments	(8,286)	(6,887)	(16,956)	(31,104)	(329,078)
Net equity transactions	(41,554)	56,396	(267,387)	(302,168)	(26,597,309)
Net change in contract owners' equity	(133,207)	14,978	(138,028)	59,573	(24,933,722)
Contract owners' equity:
Beginning of period	763,085	748,107	1,307,322	1,247,749	24,933,722
End of period	$629,878	$763,085	$1,169,294	$1,307,322	$0

Change in units:
Beginning units	46,378	42,819	165,671	207,797	1,719,977
Units purchased	693	5,187	21,157	2,512	30,593
Units redeemed	(3,293)	(1,628)	(48,949)	(44,638)	(1,750,570)
Ending units	43,778	46,378	137,879	165,671	0

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (Continued)	For the Periods Ended December 31, 2022 and 2021

	PVIA - Short-Term Subaccount	PVIA - Short-Term Subaccount	PVIA - Low Duration Subaccount	PVIA - Low Duration Subaccount	BNYS - Appreciation Subaccount	BNYS - Appreciation Subaccount
	2022	2021	2022	2021	2022	2021
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$1,536	$(1,763)	$9,584	$(16,838)	$(5,828)	$(8,307)
Reinvested capital gains	1,027	0	0	0	213,838	74,711
Realized gain (loss)	(5,108)	1,200	(22,934)	1,301	(2,847)	12,830
Unrealized gain (loss)	(9,014)	(10,878)	(155,490)	(33,441)	(368,711)	97,574
Net increase (decrease) in contract owners' equity from operations	(11,559)	(11,441)	(168,840)	(48,978)	(163,548)	176,808
Equity transactions:
Contract purchase payments (note 1)	2,000	0	38,301	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(10,591)	87,977	396,967	395,351	9,046	(15,992)
Transfers (to) and from fixed dollar contract	(108,548)	0	0	419	0	0
Withdrawals and surrenders	(109,227)	(184,279)	(74,742)	(83,118)	(1,161)	(1,448)
Surrender charges (note 2)	0	0	(2)	(3)	0	0
Annual contract charges (note 2)	(3,062)	(3,076)	(17,697)	(16,621)	(5,681)	(5,631)
Annuity and death benefit payments	(16,281)	(12,778)	(70,153)	(48,297)	(9,821)	(17,656)
Net equity transactions	(245,709)	(112,156)	272,674	247,731	(7,617)	(40,727)
Net change in contract owners' equity	(257,268)	(123,597)	103,834	198,753	(171,165)	136,081
Contract owners' equity:
Beginning of period	813,507	937,104	2,358,105	2,159,352	853,186	717,105
End of period	$556,239	$813,507	$2,461,939	$2,358,105	$682,021	$853,186

Change in units:
Beginning units	79,418	89,703	233,439	208,916	17,627	18,570
Units purchased	2,178	8,715	68,599	39,625	502	278
Units redeemed	(26,656)	(19,000)	(41,950)	(15,102)	(635)	(1,221)
Ending units	54,940	79,418	260,088	233,439	17,494	17,627

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (Continued)	For the Periods Ended December 31, 2022 and 2021

	ROYI - Small-Cap Subaccount	ROYI - Small-Cap Subaccount	ROYI - Micro-Cap Subaccount	ROYI - Micro-Cap Subaccount	AIMI - Invesco V.I. EQV International Equity Series II Subaccount	AIMI - Invesco V.I. EQV International Equity Series II Subaccount
	2022	2021	2022	2021	2022	2021
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(21,690)	$1,193	$(10,214)	$(13,119)	$2,163	$(2,580)
Reinvested capital gains	38,426	0	248,677	44,784	138,782	103,185
Realized gain (loss)	(11,729)	(64,948)	4,222	58,039	(7,977)	12,949
Unrealized gain (loss)	(279,978)	696,107	(483,090)	169,339	(427,502)	(51,472)
Net increase (decrease) in contract owners' equity from operations	(274,971)	632,352	(240,405)	259,043	(294,534)	62,082
Equity transactions:
Contract purchase payments (note 1)	13,903	0	0	0	21,934	1,080
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(126,822)	(776,411)	24,264	(111,060)	31,781	54,074
Transfers (to) and from fixed dollar contract	(10,908)	0	0	0	(36,770)	(5,755)
Withdrawals and surrenders	(35,497)	(42,943)	(13,498)	(48,629)	(24,567)	(11,801)
Surrender charges (note 2)	(32)	(43)	0	0	0	(64)
Annual contract charges (note 2)	(19,179)	(19,275)	(6,706)	(7,559)	(9,356)	(9,048)
Annuity and death benefit payments	(44,540)	(36,528)	(45,175)	(16,656)	(16,978)	(18,057)
Net equity transactions	(223,075)	(875,200)	(41,115)	(183,904)	(33,956)	10,429
Net change in contract owners' equity	(498,046)	(242,848)	(281,520)	75,139	(328,490)	72,511
Contract owners' equity:
Beginning of period	2,629,830	2,872,678	1,032,736	957,597	1,522,120	1,449,609
End of period	$2,131,784	$2,629,830	$751,216	$1,032,736	$1,193,630	$1,522,120

Change in units:
Beginning units	70,023	94,301	22,620	26,920	94,439	93,571
Units purchased	2,076	2,656	902	158	5,352	3,903
Units redeemed	(8,623)	(26,934)	(2,046)	(4,458)	(6,730)	(3,035)
Ending units	63,476	70,023	21,476	22,620	93,061	94,439

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (Continued)	For the Periods Ended December 31, 2022 and 2021

	AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	NBAS - AMT Mid Cap Intrinsic Value Subaccount	NBAS - AMT Mid Cap Intrinsic Value Subaccount	FRT2 - Franklin Income VIP Subaccount	FRT2 - Franklin Income VIP Subaccount
	2022	2021	2022	2021	2022	2021
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$464,610	$139,873	$(10,066)	$(10,285)	$24,203	$24,819
Reinvested capital gains	279,672	294,950	96,148	0	13,616	0
Realized gain (loss)	(152,665)	(43,940)	29,721	45,794	3,170	2,553
Unrealized gain (loss)	(1,975,042)	328,474	(210,471)	197,586	(90,906)	76,904
Net increase (decrease) in contract owners' equity from operations	(1,383,425)	719,357	(94,668)	233,095	(49,917)	104,276
Equity transactions:
Contract purchase payments (note 1)	4,125	4,125	0	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	159,842	(138,718)	(39,721)	(85,401)	(42,443)	39,252
Transfers (to) and from fixed dollar contract	1,054	0	0	0	0	0
Withdrawals and surrenders	(381,423)	(741,364)	(15,441)	(8,194)	(13,281)	(225)
Surrender charges (note 2)	(76)	(1,487)	(2)	0	0	0
Annual contract charges (note 2)	(109,484)	(114,447)	(7,317)	(7,414)	(6,476)	(5,762)
Annuity and death benefit payments	(202,292)	(214,462)	(25,881)	(25,154)	(34,953)	(22,542)
Net equity transactions	(528,254)	(1,206,353)	(88,362)	(126,163)	(97,153)	10,723
Net change in contract owners' equity	(1,911,679)	(486,996)	(183,030)	106,932	(147,070)	114,999
Contract owners' equity:
Beginning of period	9,123,916	9,610,912	909,367	802,435	783,127	668,128
End of period	$7,212,237	$9,123,916	$726,337	$909,367	$636,057	$783,127

Change in units:
Beginning units	591,488	671,390	38,956	44,970	34,123	33,529
Units purchased	32,476	25,927	655	1,618	14	2,325
Units redeemed	(69,454)	(105,829)	(4,498)	(7,632)	(4,435)	(1,731)
Ending units	554,510	591,488	35,113	38,956	29,702	34,123

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (Continued)	For the Periods Ended December 31, 2022 and 2021

	FRT2 - Franklin DynaTech VIP Subaccount	FRT2 - Franklin DynaTech VIP Subaccount	FRT2 - Templeton Foreign VIP Subaccount	FRT2 - Templeton Foreign VIP Subaccount	FRT5 - Franklin VolSmart Allocation VIP Subaccount	FRT5 - Franklin VolSmart Allocation VIP Subaccount
	2022	2021	2022	2021	2022	2021
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(1,463)	$(1,757)	$25,625	$9,498	$6,331	$96,655
Reinvested capital gains	58,159	8,421	0	0	279,292	186,813
Realized gain (loss)	(1,188)	6,537	(9,055)	9,295	123,444	197,262
Unrealized gain (loss)	(112,872)	5,725	(140,681)	26,854	(987,782)	67,052
Net increase (decrease) in contract owners' equity from operations	(57,364)	18,926	(124,111)	45,647	(578,715)	547,782
Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	28,952	(4,584)	(1,853)	76,228	104,300	1,410,077
Transfers (to) and from fixed dollar contract	0	0	841	0	0	0
Withdrawals and surrenders	0	0	(18,880)	(16,102)	(1,264,677)	(272,262)
Surrender charges (note 2)	0	0	(3)	0	(65)	(1,660)
Annual contract charges (note 2)	(653)	(739)	(14,191)	(13,562)	(48,155)	(43,287)
Annuity and death benefit payments	(431)	(482)	(38,462)	(29,708)	(106,104)	(95,135)
Net equity transactions	27,868	(5,805)	(72,548)	16,856	(1,314,701)	997,733
Net change in contract owners' equity	(29,496)	13,121	(196,659)	62,503	(1,893,416)	1,545,515
Contract owners' equity:
Beginning of period	128,734	115,613	1,625,933	1,563,430	4,762,425	3,216,910
End of period	$99,238	$128,734	$1,429,274	$1,625,933	$2,869,009	$4,762,425

Change in units:
Beginning units	2,704	2,781	107,947	106,631	285,870	225,335
Units purchased	861	283	7,388	11,004	13,352	108,466
Units redeemed	(45)	(360)	(11,397)	(9,688)	(98,643)	(47,931)
Ending units	3,520	2,704	103,938	107,947	200,579	285,870

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (Continued)	For the Periods Ended December 31, 2022 and 2021

	FRT4 - Franklin Income VIP Subaccount	FRT4 - Franklin Income VIP Subaccount	FRT4 - Franklin DynaTech VIP Subaccount	FRT4 - Franklin DynaTech VIP Subaccount	FRT4 - Templeton Foreign VIP Subaccount	FRT4 - Templeton Foreign VIP Subaccount
	2022	2021	2022	2021	2022	2021
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$42,124	$50,771	$(14,385)	$(18,550)	$120,861	$26,359
Reinvested capital gains	24,918	0	578,902	96,164	0	0
Realized gain (loss)	31,473	12,549	(36,797)	63,535	(43,752)	88,287
Unrealized gain (loss)	(197,462)	169,264	(1,105,561)	52,369	(801,568)	149,560
Net increase (decrease) in contract owners' equity from operations	(98,947)	232,584	(577,841)	193,518	(724,459)	264,206
Equity transactions:
Contract purchase payments (note 1)	150	0	0	0	54,694	693
Extra credit fund deposit (note 1)	6	0	0	0	0	0
Transfers (to) and from other subaccounts	(236,079)	9,486	290,754	(110,466)	(180,024)	478,678
Transfers (to) and from fixed dollar contract	0	0	(53,059)	0	(23,993)	279
Withdrawals and surrenders	(110,509)	(81,237)	(11,455)	(15,964)	(227,787)	(337,742)
Surrender charges (note 2)	0	(3)	0	(1)	(10)	(458)
Annual contract charges (note 2)	(10,286)	(9,585)	(10,925)	(12,169)	(81,205)	(80,211)
Annuity and death benefit payments	(47,998)	(66,016)	(11,257)	(12,325)	(180,320)	(152,264)
Net equity transactions	(404,716)	(147,355)	204,058	(150,925)	(638,645)	(91,025)
Net change in contract owners' equity	(503,663)	85,229	(373,783)	42,593	(1,363,104)	173,181
Contract owners' equity:
Beginning of period	1,718,991	1,633,762	1,326,704	1,284,111	9,315,149	9,141,968
End of period	$1,215,328	$1,718,991	$952,921	$1,326,704	$7,952,045	$9,315,149

Change in units:
Beginning units	91,373	99,933	32,655	36,186	849,265	855,461
Units purchased	204	1,628	10,935	1,641	57,733	88,538
Units redeemed	(21,523)	(10,188)	(4,088)	(5,172)	(113,085)	(94,734)
Ending units	70,054	91,373	39,502	32,655	793,913	849,265

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (Continued)	For the Periods Ended December 31, 2022 and 2021

	FRT4 - Franklin Allocation VIP Subaccount	FRT4 - Franklin Allocation VIP Subaccount	FEDS - Kaufmann Fund II Service Shares Subaccount	FEDS - Kaufmann Fund II Service Shares Subaccount	FEDS - Managed Volatility Fund II Primary Shares Subaccount (note 4)	FEDS - Managed Volatility Fund II Service Shares Subaccount (note 4)
	2022	2021	2022	2021	2021	2021
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$1,463	$2,486	$(9,827)	$(12,992)	$125,744	$27,639
Reinvested capital gains	56,459	0	103,305	71,353	0	0
Realized gain (loss)	(11,955)	(7,498)	(4,064)	13,770	1,718,501	392,380
Unrealized gain (loss)	(165,863)	73,687	(408,878)	(64,822)	(851,052)	(159,237)
Net increase (decrease) in contract owners' equity from operations	(119,896)	68,675	(319,464)	7,309	993,193	260,782
Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	2,490	1,835	21,651	66,593	(11,444,407)	(3,010,760)
Transfers (to) and from fixed dollar contract	0	0	0	0	4,012	0
Withdrawals and surrenders	(17,359)	(52,982)	(1,447)	(15,070)	(242,870)	(81,050)
Surrender charges (note 2)	0	0	0	0	(242)	0
Annual contract charges (note 2)	(4,429)	(4,718)	(7,003)	(7,564)	(78,972)	(33,794)
Annuity and death benefit payments	(12,198)	(13,612)	(5,842)	(7,288)	(148,680)	(37,962)
Net equity transactions	(31,496)	(69,477)	7,359	36,671	(11,911,159)	(3,163,566)
Net change in contract owners' equity	(151,392)	(802)	(312,105)	43,980	(10,917,966)	(2,902,784)
Contract owners' equity:
Beginning of period	702,681	703,483	1,020,442	976,462	10,917,966	2,902,784
End of period	$551,289	$702,681	$708,337	$1,020,442	$0	$0

Change in units:
Beginning units	37,527	41,493	31,208	30,222	667,635	273,375
Units purchased	293	323	953	2,140	1,235	467
Units redeemed	(2,247)	(4,289)	(722)	(1,154)	(668,870)	(273,842)
Ending units	35,573	37,527	31,439	31,208	0	0

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (Continued)	For the Periods Ended December 31, 2022 and 2021

	IVYV - Delaware Ivy VIP Asset Strategy Subaccount	IVYV - Delaware Ivy VIP Asset Strategy Subaccount	IVYV - Delaware Ivy VIP Natural Resources Subaccount	IVYV - Delaware Ivy VIP Natural Resources Subaccount	IVYV - Delaware Ivy VIP Science and Technology Subaccount	IVYV - Delaware Ivy VIP Science and Technology Subaccount
	2022	2021	2022	2021	2022	2021
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$7,260	$9,390	$1,285	$1,038	$(7,760)	$(9,688)
Reinvested capital gains	213,542	323,722	0	0	72,576	211,857
Realized gain (loss)	(28,693)	41,339	957	(6,764)	(11,874)	73,058
Unrealized gain (loss)	(691,618)	(97,954)	42,334	68,553	(298,618)	(177,051)
Net increase (decrease) in contract owners' equity from operations	(499,509)	276,497	44,576	62,827	(245,676)	98,176
Equity transactions:
Contract purchase payments (note 1)	13,978	0	75	0	1,870	720
Extra credit fund deposit (note 1)	3	0	3	0	6	0
Transfers (to) and from other subaccounts	(4,892)	27,347	(33,168)	(8,827)	46,624	(24,882)
Transfers (to) and from fixed dollar contract	0	0	0	(11,089)	0	(39,619)
Withdrawals and surrenders	(46,377)	(192,086)	(2,557)	(3,354)	(1,188)	(37,396)
Surrender charges (note 2)	0	(137)	0	0	0	0
Annual contract charges (note 2)	(21,698)	(24,427)	(2,618)	(2,120)	(5,134)	(4,949)
Annuity and death benefit payments	(126,080)	(98,313)	(21,922)	(5,893)	(18,666)	(14,417)
Net equity transactions	(185,066)	(287,616)	(60,187)	(31,283)	23,512	(120,543)
Net change in contract owners' equity	(684,575)	(11,119)	(15,611)	31,544	(222,164)	(22,367)
Contract owners' equity:
Beginning of period	3,199,856	3,210,975	289,774	258,230	746,548	768,915
End of period	$2,515,281	$3,199,856	$274,163	$289,774	$524,384	$746,548

Change in units:
Beginning units	153,530	168,319	39,684	44,272	12,207	14,287
Units purchased	2,078	2,328	617	650	1,123	1,679
Units redeemed	(12,156)	(17,117)	(8,098)	(5,238)	(587)	(3,759)
Ending units	143,452	153,530	32,203	39,684	12,743	12,207

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (Continued)	For the Periods Ended December 31, 2022 and 2021

	NLV2 - TOPS® Managed Risk Balanced ETF Subaccount (note 4)	NLV2 - TOPS® Managed Risk Balanced ETF Subaccount (note 4)	NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount (note 4)	NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount (note 4)	NLV2 - TOPS® Managed Risk Growth ETF Subaccount (note 4)	NLV2 - TOPS® Managed Risk Growth ETF Subaccount (note 4)
	2022	2021	2022	2021	2022	2021
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(55,465)	$(16,012)	$(117,181)	$(32,504)	$(48,575)	$(19,167)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	(190,264)	51,748	(204,604)	186,236	(70,819)	74,582
Unrealized gain (loss)	(622,380)	352,311	(1,677,083)	950,761	(691,431)	445,551
Net increase (decrease) in contract owners' equity from operations	(868,109)	388,047	(1,998,868)	1,104,493	(810,825)	500,966
Equity transactions:
Contract purchase payments (note 1)	0	5,000	0	0	0	0
Extra credit fund deposit (note 1)	0	200	0	0	0	0
Transfers (to) and from other subaccounts	(4,591,534)	156,158	(9,380,989)	61,879	(3,718,170)	9,848
Transfers (to) and from fixed dollar contract	0	0	0	5,350	0	0
Withdrawals and surrenders	(136,799)	(300,684)	(409,462)	(702,313)	(155,182)	(274,274)
Surrender charges (note 2)	(109)	(329)	(105)	(353)	(60)	(27)
Annual contract charges (note 2)	(54,901)	(69,596)	(110,939)	(156,532)	(46,928)	(60,463)
Annuity and death benefit payments	(79,067)	(93,924)	(245,996)	(263,903)	(108,246)	(110,980)
Net equity transactions	(4,862,410)	(303,175)	(10,147,491)	(1,055,872)	(4,028,586)	(435,896)
Net change in contract owners' equity	(5,730,519)	84,872	(12,146,359)	48,621	(4,839,411)	65,070
Contract owners' equity:
Beginning of period	5,730,519	5,645,647	12,146,359	12,097,738	4,839,411	4,774,341
End of period	$0	$5,730,519	$0	$12,146,359	$0	$4,839,411

Change in units:
Beginning units	401,796	424,115	797,188	869,677	322,291	352,727
Units purchased	2,933	14,212	6,804	17,301	3,888	10,388
Units redeemed	(404,729)	(36,531)	(803,992)	(89,790)	(326,179)	(40,824)
Ending units	0	401,796	0	797,188	0	322,291

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity (Continued)	For the Periods Ended December 31, 2022 and 2021

	NLV3 - TOPS® Managed Risk Balanced ETF Subaccount (note 4)	NLV3 - TOPS® Managed Risk Balanced ETF Subaccount (note 4)	NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount (note 4)	NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount (note 4)	NLV3 - TOPS® Managed Risk Growth ETF Subaccount (note 4)	NLV3 - TOPS® Managed Risk Growth ETF Subaccount (note 4)
	2022	2021	2022	2021	2022	2021
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(6,061)	$(1,988)	$(10,003)	$(2,424)	$(4,504)	$(1,639)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	(24,841)	4,515	(16,162)	5,914	(8,552)	3,688
Unrealized gain (loss)	(68,459)	40,621	(160,192)	94,376	(69,104)	44,825
Net increase (decrease) in contract owners' equity from operations	(99,361)	43,148	(186,357)	97,866	(82,160)	46,874
Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(544,485)	22,439	(875,893)	16,863	(333,299)	11,533
Transfers (to) and from fixed dollar contract	0	0	0	0	1,881	0
Withdrawals and surrenders	0	0	(49,688)	0	(61,007)	(3,798)
Surrender charges (note 2)	0	0	0	0	0	(11)
Annual contract charges (note 2)	(4,333)	(4,406)	(6,241)	(10,941)	(2,787)	(4,151)
Annuity and death benefit payments	(5,713)	(51,129)	(6,793)	(10,245)	(3,766)	(4,010)
Net equity transactions	(554,531)	(33,096)	(938,615)	(4,323)	(398,978)	(437)
Net change in contract owners' equity	(653,892)	10,052	(1,124,972)	93,543	(481,138)	46,437
Contract owners' equity:
Beginning of period	653,892	643,840	1,124,972	1,031,429	481,138	434,701
End of period	$0	$653,892	$0	$1,124,972	$0	$481,138

Change in units:
Beginning units	49,738	52,445	81,013	81,396	34,016	34,112
Units purchased	280	1,832	862	2,486	649	1,806
Units redeemed	(50,018)	(4,539)	(81,875)	(2,869)	(34,665)	(1,902)
Ending units	0	49,738	0	81,013	0	34,016

(a)	Subaccount was available for investment during the entire period ended December 31, 2021, but received no assets until later in that period.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Notes to Financial Statements	December 31, 2022

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A.	Organization and Nature of Operations

National Security Variable Account N (the “Account”) is a separate account of National Security Life and Annuity Company (“NSLA”) established as a funding vehicle for variable individual annuity contracts. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “40 Act”). The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

The variable annuity contracts were sold by registered representatives of broker-dealers that entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is under common control with NSLA and The Ohio National Life Insurance Company (“ONLIC” or the “Company”) is the sole owner of ONEQ and NSLA. ONEQ is the principal underwriter of the contracts. NSLA pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage paid to broker-dealers may vary by product.

Effective March 16, 2018, NSLA no longer actively markets nor issues new individual variable annuities, which presently represent the bulk of the Company’s in-force contracts and policies. The Company will continue to service the in-force contracts and policies regardless of the absence of new sales.

ONLIC is a stock life insurance company wholly-owned by Constellation Insurance, Inc. (“CNII”), formerly Ohio National Financial Services, Inc., a stock holding company. CNII is 100% owned by Constellation Insurance Holdings, Inc. (“CIHI”), formerly Ohio National Holdings, Inc. (“ONHI”) and Ohio National Mutual Holdings, Inc. (“ONMH”), a stock holding company organized under Ohio insurance laws.

In 1998, ONLIC became a stock company under provisions of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual insurance holding companies.

On March 22, 2021, the Board of Directors of ONMH unanimously approved an agreement to enter into a strategic transaction (the “Transaction”) with Constellation Insurance, LP (“Constellation”) whereby Constellation would acquire ONMH. The agreement was signed on March 22, 2021. Constellation is backed by Caisse de dépôt et placement du Québec and Ontario Teachers’ Pension Plan Board, two of the world’s largest, premier, long-term institutional investors.

On March 11, 2022, the Members of ONMH voted to approve the Transaction. The Ohio Department of Insurance conducted a public hearing on March 18, 2022. ONMH received an order approving the Transaction and closed the Transaction on March 31, 2022.  The Transaction was structured as a sponsored demutualization, which means ONMH converted to a stock company and was renamed ONHI. Eligible members were compensated, in the aggregate of $500 million, for the extinguishment of their membership interests with additional policy benefits or cash, as applicable. In addition to member compensation, Constellation provided a commitment to infuse an additional $500 million of capital evenly over a four-year period beginning one year after the closing of the Transaction, further strengthening the Company’s capital position and its ability to fulfill its obligations and to invest in the future of the business.

B.	Assets of the Account

Assets of the Account are assigned to the following subaccounts in amounts equating to the Account’s ownership of each underlying mutual fund:

Ohio National Fund, Inc.: ON Bond, ON BlackRock Balanced Allocation, ON BlackRock Advantage International Equity, ON Janus Henderson Forty, ON AB Small Cap, ON AB Mid Cap Core, ON S&P 500® Index, ON BlackRock Advantage Large Cap Value, ON Federated High Income Bond, ON Nasdaq-100® Index, ON BlackRock Advantage Large Cap Core, ON BlackRock Advantage Small Cap Growth, ON S&P MidCap 400® Index, ON BlackRock Advantage Large Cap Growth, ON Risk Managed Balanced, ON Federated Core Plus Bond, ON U.S. Low Volatility, ON iShares Managed Risk Moderate Growth, ON iShares Managed Risk Growth, ON iShares Managed Risk Balanced, ON Moderately Conservative Model, ON Balanced Model, ON Moderate Growth Model, and ON Growth Model.

Fidelity® Variable Insurance Products Fund - Service Class: VIP Government Money Market

Fidelity® Variable Insurance Products Fund - Service Class 2: VIP Mid Cap, VIP Growth, VIP Equity-Income, VIP Real Estate, and VIP Target Volatility

Janus Aspen Series - Service Shares: Janus Henderson Research, Janus Henderson Global Research, Janus Henderson Balanced, Janus Henderson Overseas and Janus Henderson Flexible Bond

Legg Mason Partners Variable Equity Trust - Class I: ClearBridge Variable Dividend Strategy and ClearBridge Variable Large Cap Value

Legg Mason Partners Variable Income Trust - Class II: Western Asset Core Plus VIT

Allspring Variable Trust: VT Opportunity

Morgan Stanley Variable Insurance Fund, Inc. - Class II: VIF U.S. Real Estate and VIF Growth

Goldman Sachs Variable Insurance Trust - Institutional Shares: Large Cap Value, U.S. Equity Insights, and Strategic Growth

Goldman Sachs Variable Insurance Trust - Service Shares: Large Cap Value, U.S. Equity Insights, Strategic Growth, and Trend Driven Allocation

Lazard Retirement Series, Inc. - Service Shares: Emerging Markets Equity, U.S. Small-Mid Cap Equity, International Equity, and Global Dynamic Multi-Asset

The Prudential Series Fund, Inc. - Class II: PSF PGIM Jennison Focused Blend and PSF PGIM Jennison Growth

J.P. Morgan Insurance Trust - Class I: Small Cap Core and Mid Cap Value

AB Variable Products Series Fund, Inc. - Class B: VPS Growth & Income, VPS Small Cap Growth, and VPS Global Risk Allocation-Moderate

MFS® Variable Insurance Trust - Service Class: New Discovery, Mid Cap Growth, and Total Return

MFS® Variable Insurance Trust II - Service Class: Massachusetts Investors Growth Stock

PIMCO Variable Insurance Trust - Administrative Shares: Real Return, Global Bond Opportunities, CommodityRealReturn® Strategy, Short-Term, and Low Duration

BNY Mellon Variable Investment Fund - Service Shares: Appreciation

Royce Capital Fund - Investment Class: Small-Cap and Micro-Cap

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. EQV International Equity Series II and Invesco V.I. Balanced-Risk Allocation Series II

Neuberger Berman Advisers Management Trust - S Class: AMT Mid Cap Intrinsic Value

Franklin Templeton Variable Insurance Products Trust - Class 2: Franklin Income VIP, Franklin DynaTech VIP, and Templeton Foreign VIP

Franklin Templeton Variable Insurance Products Trust - Class 5: Franklin VolSmart Allocation VIP

Franklin Templeton Variable Insurance Products Trust - Class 4: Franklin Income VIP, Franklin DynaTech VIP, Templeton Foreign VIP, and Franklin Allocation VIP

Federated Hermes Insurance Series: Kaufmann Fund II Service Shares

Ivy Variable Insurance Portfolios: Delaware Ivy VIP Asset Strategy, Delaware Ivy VIP Natural Resources, and Delaware Ivy VIP Science and Technology

The underlying mutual funds (“the funds”) in which the subaccounts invest are diversified open-end management investment companies. The funds are not available to the general public directly, but are available as investment options in variable annuity contracts, and variable life insurance policies issued by life insurance companies. The investments of the funds are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds that may have similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Shares of the funds are purchased at Net Asset Value (“NAV”). The resulting value of assets is converted to accumulation units for the purpose of dividing the aggregate equity ownership of the subaccounts among affected contract owners.

Ohio National Investments, Inc. (“ONI”), a wholly-owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. Portfolios in which the Account invests. For these services, ONI recorded advisory fees of approximately $53.3 million and $53.2 million from Ohio National Fund, Inc. for the periods ended December 31, 2022 and 2021, respectively.

Contract owners may, with certain restrictions, transfer their contract values between the Account and a fixed dollar contract maintained in the general account of NSLA. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed portions of their contracts.

For certain products, NSLA credits an extra amount to the contract owner’s contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment.

Guarantees within a contract or optional rider that exceed the value of the interest in the Account represent expenses of NSLA and are paid from its general account.

C. Annuity Reserves for Contracts in Payment Period

Annuity reserves for contracts in payment period represents the contract owners’ equity allocated to these future contract benefits. The allocation is based on the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized and reflects the discounted amount of the expected annuity payments. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Changes to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by NSLA. Such amounts are included in risk and administrative expenses. (See Note 2).

D. Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing NAV of fund shares held at December 31, 2022.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded and reinvested in the subaccounts on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.

E. Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Subsequent Events

The Account has evaluated for subsequent events through April 20, 2023 which is the date these financial statements were issued, and there are no subsequent events to report.

(2)	Risk & Administrative Expense and Contract Charges

Although death benefit payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because NSLA assumes the expense risk and the mortality risk of the contracts. NSLA charges the Accounts' assets for assuming those risks.

The mortality risk results from a provision in the contract in which NSLA agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, NSLA charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on Contract Owner’s Equity at the end of the valuation period and pre-determined annualized rates as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance, and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by NSLA is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

All other fees assessed on contracts, including surrender charges, annual contract fee, transfer fees, and fees from optional riders are charged to contracts upon a surrender, anniversary, or transfer event, respectively. Each of these charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The tables on the following pages illustrates product and contract level charges by product:

The following basic charges are assessed through reduction of daily unit values:
	NScore Xtra	NScore Lite	NScore Premier
Mortality and Expense Risk Fees	1.15%	1.15%	1.15%
Administrative Expenses	0.25%	0.25%	0.25%
Total expenses	1.40%	1.40%	1.40%

The following charges are assessed through the redemption of units:
Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	$30
Transfer Fee – per transfer
(Currently no charge for the first 12 transfers each contract year)	$10	$10	$10
Sales Charge made from purchase payments	No deduction	No deduction	No deduction
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered, or a partial withdrawal of a participant's account value is made for any reason other than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	9% of surrender value in the first year to 0% in the ninth year	7% of surrender value in the first year to 0% in the fourth year	6% of surrender value in the first year to 0% in the seventh year
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Optional Guaranteed Minimum Death Benefit Rider: GMDBR80 Plus (1)	0.25%	0.25%	0.25%
GMDBR85 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	0.70%
ARDBR (1)	0.60%	0.60%	0.60%
ARDBR 2009 (1)	0.85% to 1.40%	0.85% to 1.40%	0.85% to 1.40%
Premium Protection or Joint Premium Protection death benefit: Issue ages through 70 Issue ages 71 through 75 Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.10% 0.25% 0.45% to 0.90%	0.10% 0.25% 0.45% to 0.90%	0.10% 0.25% 0.45% to 0.90%
Optional Enhanced Death Benefit ("GEB")
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70 (1)	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75 (1)	0.30%	0.30%	0.30%
GEB "Plus" at issue ages through 70 (1)	0.30%	0.30%	0.30%
GEB "Plus" at issue ages 71 through 75 (1)	0.60%	0.60%	0.60%
Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) These annual charges are the following percentage of your GLWB base: GLWB Preferred I.S. Joint GLWB Preferred I.S. GLWB Plus Joint GLWB Plus	NA NA 0.95% to 2.00% 1.20% to 2.40%	NA NA 0.95% to 2.00% 1.20% to 2.40%	1.00% to 2.00% 1.30% to 2.50% 0.95% to 2.00% 1.20% to 2.40%
Optional Guaranteed Minimum Income Benefit ("GMIB")
This annual charge is the following percentage of guaranteed income base.
GMIB (1)	0.45%	0.45%	0.45%
GMIB Plus (1)	0.50%	0.50%	0.50%
GMIB Plus with Five Year Reset (1)	0.50%	0.50%	0.50%
GMIB Plus with Annual Reset (1)	0.65%	0.65%	0.65%
GMIB Plus with Annual Reset 2009 (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%
Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount: GPP (1) GPP 2012	0.20% to 0.55% 0.45% to 1.30%	0.20% to 0.55% 0.45% to 0.90%	0.20% to 0.55% 0.45% to 1.30%
Optional Guaranteed Principal Access (“GPA”)
This annual charge is the following percentage of the eligible contract value plus later purchase payments.
GPA with 8% guarantee (1)	0.50%	0.50%	0.50%
GPA with 7% guarantee (1)	0.40%	0.40%	0.40%

(1)     No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	NScore Value	NScore Lite II	NScore Xtra II
Mortality and Expense Risk Fees	0.75%	1.30%	1.50%
Administrative Expenses	0.15%	0.25%	0.25%
Total expenses	0.90%	1.55%	1.75%

The following charges are assessed through the redemption of units:
Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	$30
Transfer Fee – per transfer
(Currently no charge for the first 12 transfers each contract year)	$10	$10	$10
Sales Charge made from purchase payments	No deduction	No deduction	No deduction
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered, or a partial withdrawal of a participant's account value is made for any reason other than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	6% of surrender value in the first year to 0% in the seventh year	7% of surrender value in the first year to 0% in the fifth year	9% of surrender value in the first year to 0% in the tenth year
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.25%	0.25%
Optional Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25%	0.25%	NA
GMDBR85 Plus (1)	0.45%	0.45%	NA
5% GMDBR80 Plus (1)	0.45%	0.45%	NA
5% GMDBR85 Plus (1)	0.70%	0.70%	NA
Annual Reset Death Benefit Rider:
ARDBR (1)	0.60%	0.60%	NA
ARDBR 2009 (1)	0.85% to 1.40%	0.85% to 1.40%	NA
ARDBR 2008 at issue ages through 74 (1)	NA	0.80% to 1.00%	NA
ARDBR 2008 at issue ages 75 through 78 (1)	NA	0.95% to 1.15%	NA
Premium Protection or Joint Premium Protection death benefit: Issue ages through 70 Issue ages 71 through 75 Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.10% 0.25% 0.45% to 0.90%	0.10% 0.25% 0.45% to 0.90%	0.10% 0.25% 0.45% to 0.90%
Optional Enhanced Death Benefit ("GEB")
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70 (1)	0.15%	0.15%	NA
GEB at issue ages 71 through 75 (1)	0.30%	0.30%	NA
GEB "Plus" at issue ages through 70 (1)	0.30%	0.30%	NA
GEB "Plus" at issue ages 71 through 75 (1)	0.60%	0.60%	NA

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) These annual charges are the following percentage of your GLWB base: GLWB Preferred I.S. Joint GLWB Preferred I.S. GLWB Plus Joint GLWB Plus	1.00% to 2.00% 1.30% to 2.50% 0.95% to 2.00% 1.20% to 2.40%	1.00% to 2.00% 1.30% to 2.50% 0.95% to 2.00% 1.20% to 2.40%	NA NA 0.95% to 2.00% 1.20% to 2.40%
Optional Guaranteed Minimum Income Benefit ("GMIB")
This annual charge is the following percentage of guaranteed income base.
GMIB (1)	0.45%	NA	NA
GMIB Plus (1)	0.50%	NA	NA
GMIB Plus with Five Year Reset (1)	0.50%	NA	NA
GMIB Plus with Annual Reset (1)	0.65%	0.65%	NA
GMIB Plus with Annual Reset 2009 (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%
GMIB Plus with Annual Reset 2008 without investment restrictions (1)	NA	1.00% to 1.65%	NA
GMIB Plus with Annual Reset 2008 investment restrictions (1)	NA	0.85% to 1.50%	NA
Optional Guaranteed Principal Protection ("GPP")
This annual charge is the following percentage of average annual guaranteed principal amount. GPP (1) GPP 2012	0.20% to 0.55% 0.45% to 1.30%	0.55% 0.45% to 0.90%	0.55% 0.45% to 1.30%
Optional Guaranteed Principal Access (“GPA”)
This annual charge is the following percentage of the eligible contract value plus later purchase payments.
GPA with 8% guarantee (1)	0.50%	NA	NA
GPA with 7% guarantee (1)	0.40%	NA	NA

(1)     No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:
	NScore Lite III	NScore Premier II	NScore Flex
Mortality and Expense Risk Fees	1.40% to 1.45%	1.10%	1.40%
Administrative Expenses	0.25%	0.25%	0.35%
Total expenses	1.65% to 1.70%	1.35%	1.75%

The following charges are assessed through the redemption of units:
Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	$30
Transfer Fee – per transfer
(Currently no charge for the first 12 transfers each contract year)	$10	$10	$10
Sales Charge made from purchase payments	No deduction	No deduction	No deduction
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered, or a partial withdrawal of a participant's account value is made for any reason other than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	8% of surrender value in the first year to 0% in the fifth year	7% of surrender value in the first year to 0% in the eighth year	NA

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:

Optional Annual Stepped-up Death Benefit

Premium Protection or Joint Premium Protection death benefit:

  Issue ages through 70

  Issue ages 71 through 75

Premium Protection Plus or Joint Premium Protection Plus death benefit (1)

	0.25% 0.10% 0.25% 0.45% to 0.90%	0.25% 0.10% 0.25% 0.45% to 0.90%	0.25% 0.10% 0.25% 0.45% to 0.90%
Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) These annual charges are the following percentage of your GLWB base: GLWB Preferred I.S. Joint GLWB Preferred I.S. GLWB Plus Joint GLWB Plus	1.00% to 2.00% 1.30% to 2.50% 0.95% to 2.00% 1.20% to 2.40%	1.00% to 2.00% 1.30% to 2.50% 0.95% to 2.00% 1.20% to 2.40%	1.00% to 2.00% 1.30% to 2.50% 0.95% to 2.00% 1.20% to 2.40%
Optional Guaranteed Minimum Income Benefit ("GMIB")
This annual charge is the following percentage of guaranteed income base.
GMIB Plus with Annual Reset 2009 (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%
Optional Guaranteed Principal Protection ("GPP")
This annual charge is the following percentage of average annual guaranteed principal amount. GPP (1) GPP 2012	0.55% 0.45% to 1.30%	0.55% 0.45% to 1.30%	0.55% 0.45% to 0.90%

(1)     No longer available for purchase.

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the operations of NSLA, which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the fund shares held in the Account or on capital gains realized by the Account upon redemption of the fund shares. Accordingly, NSLA does not provide income taxes within the Account.

(4)	Fund Replacements, and Other Significant Transactions

The Account, along with ONLIC, NSLA, and certain variable separate account entities affiliated with ONLIC and NSLA were parties to a correspondence letter filed with the Securities and Exchange Commission (the “SEC”) on July 22, 2022, which described the intent of those entities to execute a substitution of investment options pursuant to Commission Statement on Insurance Product Fund Substitution Applications, Release No. IC-34199. As outlined in the correspondence letter, those entities communicated their intent to substitute shares of four unaffiliated funds currently available as subaccounts under certain variable contracts for shares of four affiliated fund options, also available as subaccounts under those contracts.

The substitution transactions impacting the Account were:

Existing Subaccounts	Replacement Subaccounts
VIP Contrafund® of the Fidelity® Variable Insurance Products Fund - Service Class 2	ON BlackRock Advantage Large Cap Growth of Ohio National Fund, Inc.
TOPS® Managed Risk Balanced ETF of the Northern Lights Variable Trust - Class 2 & 3	ON iShares Managed Risk Balanced of Ohio National Fund, Inc.
TOPS® Managed Risk Moderate Growth ETF of the Northern Lights Variable Trust - Class 2 & 3	ON iShares Managed Risk Moderate Growth of Ohio National Fund, Inc.
TOPS® Managed Risk Growth ETF of the Northern Lights Variable Trust - Class 2 & 3	ON iShares Managed Risk Growth of Ohio National Fund, Inc.

The substitution transactions were effected on October 14, 2022 via cash redemptions from the Existing Subaccounts and cash subscriptions to the Replacement Subaccounts.

The Account, along with ONLIC, NSLA, and certain variable separate account entities affiliated with ONLIC and NSLA were parties to a correspondence letter filed with the SEC on March 28, 2022, which described the intent of those entities to execute a substitution of investment options pursuant to Commission Statement on Insurance Product Fund Substitution Applications, Release No. IC-34199. As outlined in the correspondence letter, those entities communicated their intent to substitute shares of an unaffiliated fund currently available as a subaccount under certain variable contracts for shares of an affiliated fund option, also available as a subaccount under those contracts.

The substitution transactions impacting the Account were:

Existing Subaccount	Replacement Subaccount
Franklin Multi-Asset Dynamic Multi-Strategy VIT of the Legg Mason Partners Variable Equity Trust - Class I	ON Risk Managed Balanced of Ohio National Fund, Inc.

The substitution transactions were effected on May 20, 2022 via cash redemptions from the Existing Subaccount and cash subscriptions to the Replacement Subaccount.

The Account, along with ONLIC, NSLA, and certain other variable separate account entities affiliated with ONLIC and NSLA, was a party to an application filed with the SEC for an order of approval pursuant to Section 26(c) and order of exemption pursuant to Section 17(b) of the 40 Act. In the application, those entities proposed to substitute shares of certain unaffiliated underlying funds currently available as subaccounts under certain variable contracts for shares of different underlying funds, also available as subaccounts. The entities also requested permission to carry out in-kind security transfers in order to execute certain of the proposed substitution transactions. On May 4, 2021, the application for the substitution transactions and in-kind transfers was approved by the SEC.

The substitution transactions impacting the Account were:

Existing Subaccounts	Replacement Subaccounts
AB VPS Dynamic Asset Allocation of the AB Variable Products Series Fund, Inc. – Class B	AB VPS Global Risk Allocation-Moderate of the AB Variable Products Series Fund, Inc. – Class B
PIMCO Global Diversified Allocation of the PIMCO Variable Insurance Trust - Administrative Shares	AB VPS Global Risk Allocation-Moderate of the AB Variable Products Series Fund, Inc. – Class B
Managed Volatility Fund II Primary Share and Service Shares of the Federated Hermes Insurance Series	ON iShares Managed Risk Balanced of Ohio National Fund, Inc.
Janus Henderson U.S. Low Volatility of the Janus Aspen Series - Service Shares	ON U.S. Low Volatility of Ohio National Fund, Inc.
Morgan Stanley VIF Core Plus Fixed Income of the Morgan Stanley Variable Insurance Fund, Inc. - Class II	ON Federated Core Plus Bond of Ohio National Fund, Inc.
PIMCO Total Return of the PIMCO Variable Insurance Trust – Administrative Shares	ON Federated Core Plus Bond of Ohio National Fund, Inc.

The substitution transactions were effected on June 25, 2021 via redemptions from the Existing Subaccounts and subscriptions to the Replacement Subaccounts. The transaction involving the JASS -Janus Henderson U.S. Low Volatility Subaccount and the ONFI - ON U.S. Low Volatility Subaccount was executed at the fund level as an in-kind transfer of securities. All transactions resulted in realized gains (losses) to the Existing Subaccounts to the extent the proceeds from the transactions were different than the related cost amounts.

(5)	Investments

In accordance with FASB ASC 820, Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:	Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in privately-traded registered mutual funds with readily determinable NAV. The Account has the ability to redeem its interest in the funds with the investee at NAV daily.
Level 2:	Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.
Level 3:	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The only type of investments used by the subaccounts is open-end 1940 Act mutual funds. These funds are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair value. As such, all funds are classified as Level 1 investments.

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2022 were as follows:

	Purchases	Sales
ONFI - ON Bond Subaccount	$70,041	$141,953
ONFI - ON BlackRock Balanced Allocation Subaccount	3,879,160	2,020,009
ONFI - ON BlackRock Advantage International Equity Subaccount	502,027	190,825
ONFI - ON Janus Henderson Forty Subaccount	757,894	84,465
ONFI - ON AB Small Cap Subaccount	1,938,265	291,933
ONFI - ON AB Mid Cap Core Subaccount	220,409	32,966
ONFI - ON S&P 500® Index Subaccount	2,177,569	1,434,517
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	1,685,568	930,759
ONFI - ON Federated High Income Bond Subaccount	308,683	623,908
ONFI - ON Nasdaq-100® Index Subaccount	1,238,582	700,689
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	3,761,225	1,093,395
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	2,145,580	581,589
ONFI - ON S&P MidCap 400® Index Subaccount	174,440	166,181
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	5,735,975	291,940
ONFI - ON Risk Managed Balanced Subaccount	36,229,110	4,503,523
ONFI - ON Federated Core Plus Bond Subaccount	873,785	1,812,801
ONFI - ON U.S. Low Volatility Subaccount	690,832	3,834,857
ONFI - ON iShares Managed Risk Balanced Subaccount	5,517,007	1,233,690
ONFI - ON iShares Managed Risk Moderate Growth Subaccount	10,222,961	365,772
ONFI - ON iShares Managed Risk Growth Subaccount	4,060,661	176,174
ONFI - ON Moderately Conservative Model Subaccount	177,327	150,071
ONFI - ON Balanced Model Subaccount	327,208	87,321
ONFI - ON Moderate Growth Model Subaccount	332,508	372,074
ONFI - ON Growth Model Subaccount	425,297	91,329
FIDS - VIP Government Money Market Subaccount	1,617,461	1,763,919
FID2 - VIP Mid Cap Subaccount	626,133	914,342
FID2 - VIP Contrafund® Subaccount	266,034	4,367,696
FID2 - VIP Growth Subaccount	111,669	48,173
FID2 - VIP Equity-Income Subaccount	995,575	300,344
FID2 - VIP Real Estate Subaccount	377,500	189,178
FID2 - VIP Target Volatility Subaccount	394,205	720,904
JASS - Janus Henderson Research Subaccount	80,188	28,947
JASS - Janus Henderson Global Research Subaccount	20,847	15,594
JASS - Janus Henderson Balanced Subaccount	352,792	810,607
JASS - Janus Henderson Overseas Subaccount	113,668	285,652
JASS - Janus Henderson Flexible Bond Subaccount	8,148	18,753
LEGI - ClearBridge Variable Dividend Strategy Subaccount	219,228	58,925
LEGI - ClearBridge Variable Large Cap Value Subaccount	11,575	75,986
LEGI - Franklin Multi-Asset Dynamic Multi-Strategy VIT Subaccount	1,163,397	34,960,244
LEG2 - Western Asset Core Plus VIT Subaccount	411,029	1,076,007
ASVT - VT Opportunity Subaccount	5,756	597
MSV2 - VIF U.S. Real Estate Subaccount	265,067	228,351
MSV2 - VIF Growth Subaccount	788,563	593,294
GSVI - Large Cap Value Subaccount	280,630	380,006
GSVI - U.S. Equity Insights Subaccount	25,344	35,256
GSVI - Strategic Growth Subaccount	126,956	7,565
GSVS - Large Cap Value Subaccount	615,695	755,956
GSVS - U.S. Equity Insights Subaccount	6,185	15,377
GSVS - Strategic Growth Subaccount	186,944	29,144
GSVS - Trend Driven Allocation Subaccount	448,132	491,297
LAZS - Emerging Markets Equity Subaccount	464,892	807,829
LAZS - U.S. Small-Mid Cap Equity Subaccount	225,672	55,276
LAZS - International Equity Subaccount	2,024,544	936,210
LAZS - Global Dynamic Multi-Asset Subaccount	1,025,779	860,681
PRS2 - PSF PGIM Jennison Focused Blend Subaccount	40,585	54,038
PRS2 - PSF PGIM Jennison Growth Subaccount	46,415	105,456
JPMI - Small Cap Core Subaccount	175,975	221,094
JPMI - Mid Cap Value Subaccount	384,386	315,916
ABVB - VPS Growth & Income Subaccount	88,126	97,047
ABVB - VPS Small Cap Growth Subaccount	159,848	27,892
ABVB - VPS Global Risk Allocation-Moderate Subaccount	1,212,482	3,194,004
MFSI - New Discovery Subaccount	256,022	55,719
MFSI - Mid Cap Growth Subaccount	157,408	46,098
MFSI - Total Return Subaccount	244,723	469,808
MFS2 - Massachusetts Investors Growth Stock Subaccount	59,701	4,318
PVIA - Real Return Subaccount	715,270	1,203,192
PVIA - Global Bond Opportunities Subaccount	27,992	57,964
PVIA - CommodityRealReturn® Strategy Subaccount	482,023	495,541
PVIA - Short-Term Subaccount	33,379	276,525
PVIA - Low Duration Subaccount	724,322	442,064
BNYS - Appreciation Subaccount	234,962	34,569
ROYI - Small-Cap Subaccount	108,705	315,044
ROYI - Micro-Cap Subaccount	280,921	83,573
AIMI - Invesco V.I. EQV International Equity Series II Subaccount	224,465	117,476
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	1,315,039	1,099,011
NBAS - AMT Mid Cap Intrinsic Value Subaccount	110,041	112,321
FRT2 - Franklin Income VIP Subaccount	47,471	106,805
FRT2 - Franklin DynaTech VIP Subaccount	87,507	2,943
FRT2 - Templeton Foreign VIP Subaccount	131,457	178,380
FRT5 - Franklin VolSmart Allocation VIP Subaccount	536,329	1,565,407
FRT4 - Franklin Income VIP Subaccount	89,360	427,034
FRT4 - Franklin DynaTech VIP Subaccount	902,573	133,998
FRT4 - Templeton Foreign VIP Subaccount	783,782	1,301,566
FRT4 - Franklin Allocation VIP Subaccount	69,979	43,553
FEDS - Kaufmann Fund II Service Shares Subaccount	128,431	27,594
IVYV - Delaware Ivy VIP Asset Strategy Subaccount	291,680	255,944
IVYV - Delaware Ivy VIP Natural Resources Subaccount	9,906	68,808
IVYV - Delaware Ivy VIP Science and Technology Subaccount	122,973	34,645
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	39,187	4,957,062
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	94,879	10,359,551
NLV2 - TOPS® Managed Risk Growth ETF Subaccount	52,966	4,130,127
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	3,380	563,972
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	10,595	959,213
NLV3 - TOPS® Managed Risk Growth ETF Subaccount	8,154	411,636

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, fair value, expenses, total returns, and investment income ratios for each period ended December 31. The fair value indicated in the Financial Highlights represents the portion of contract owners' equity for contracts in the accumulation period only and excludes the portion of contract owners' equity related to annuity reserves for contracts in the payment period. As such, fair value presented below equals the contract owners’ equity for Contracts in Accumulation Period as noted in the Statements of Assets and Contract Owners’ Equity, but may not agree to the total contract owner’s equity as presented in the Statements of Changes in Contract Owner’s Equity. Some of the information is presented as a range of minimum to maximum values. The range is determined by identifying the lowest and the highest expense rates during each period presented for the products with units outstanding at the end of each period, and presenting the expenses, values per unit and total returns that correspond to those products. Accordingly, some individual contract or product attributes may not be within the range presented.

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
ONFI - ON Equity Subaccount	2018	480,753	$14.01 to $19.48	$6,708,227	0.90% to 1.75%	-15.31% to -14.60%	0.00%
ONFI - ON Bond Subaccount	2022	64,706	$11.20 to $20.61	$1,106,156	0.90% to 1.70%	-16.60% to -15.94%	3.24%
ONFI - ON Bond Subaccount	2021	70,551	$13.43 to $24.52	$1,441,036	0.90% to 1.70%	-3.16% to -2.39%	2.73%
ONFI - ON Bond Subaccount	2020	70,115	$13.87 to $25.12	$1,470,160	0.90% to 1.70%	7.76% to 8.61%	0.69%
ONFI - ON Bond Subaccount	2019	71,226	$12.87 to $23.13	$1,390,494	0.90% to 1.70%	12.81% to 13.70%	2.18%
ONFI - ON Bond Subaccount	2018	67,163	$11.41 to $20.34	$1,201,927	0.90% to 1.70%	-4.70% to -3.94%	0.00%
ONFI - ON BlackRock Balanced Allocation Subaccount	2022	605,585	$23.81 to $25.01	$14,492,081	0.90% to 1.75%	-19.81% to -19.14%	1.44%
ONFI - ON BlackRock Balanced Allocation Subaccount	2021	650,108	$29.45 to $31.19	$19,333,508	0.90% to 1.75%	17.01% to 18.00%	1.51%
ONFI - ON BlackRock Balanced Allocation Subaccount	2020	751,586	$24.96 to $26.65	$18,989,770	0.90% to 1.75%	13.65% to 14.61%	0.19%
ONFI - ON BlackRock Balanced Allocation Subaccount	2019	859,287	$21.78 to $23.45	$19,036,654	0.90% to 1.75%	27.07% to 28.14%	1.67%
ONFI - ON BlackRock Balanced Allocation Subaccount	2018	8,054	$16.99 to $18.61	$131,504	0.90% to 1.65%	-15.97% to -15.34%	0.00%
ONFI - ON BlackRock Advantage International Equity Subaccount	2022	198,179	$13.89 to $14.44	$2,453,213	0.90% to 1.65%	-14.88% to -14.24%	2.64%
ONFI - ON BlackRock Advantage International Equity Subaccount	2021	199,553	$16.20 to $16.97	$2,894,908	0.90% to 1.65%	11.65% to 12.48%	1.34%
ONFI - ON BlackRock Advantage International Equity Subaccount	2020	221,230	$13.41 to $14.40	$2,863,381	0.90% to 1.55%	5.11% to 5.79%	0.64%
ONFI - ON BlackRock Advantage International Equity Subaccount	2019	197,387	$12.76 to $13.62	$2,421,046	0.90% to 1.55%	18.88% to 19.64%	1.65%
ONFI - ON BlackRock Advantage International Equity Subaccount	2018	223,004	$10.73 to $11.38	$2,298,565	0.90% to 1.55%	-14.66% to -14.11%	0.00%
ONFI - ON Capital Appreciation Subaccount	2018	72,941	$20.05 to $36.82	$2,351,044	0.90% to 1.75%	-15.08% to -14.36%	0.00%
ONFI - ON Foreign Subaccount	2019	17,297	$19.30 to $21.35	$338,553	0.90% to 1.40%	8.65% to 9.19%	1.64%
ONFI - ON Foreign Subaccount	2018	17,122	$17.77 to $19.55	$308,255	0.90% to 1.40%	-16.80% to -16.38%	0.00%
ONFI - ON Janus Henderson Forty Subaccount	2022	29,122	$22.79 to $36.95	$683,435	0.90% to 1.70%	-35.02% to -34.51%	0.00%
ONFI - ON Janus Henderson Forty Subaccount	2021	28,912	$34.79 to $56.87	$1,040,965	0.90% to 1.70%	17.70% to 18.63%	0.00%
ONFI - ON Janus Henderson Forty Subaccount	2020	30,597	$29.33 to $48.32	$936,473	0.90% to 1.70%	35.56% to 36.64%	0.00%
ONFI - ON Janus Henderson Forty Subaccount	2019	32,130	$21.46 to $35.64	$735,166	0.90% to 1.70%	32.63% to 33.68%	0.00%
ONFI - ON Janus Henderson Forty Subaccount	2018	32,657	$16.06 to $26.87	$552,176	0.90% to 1.70%	3.45% to 4.27%	0.00%
ONFI - ON AB Small Cap Subaccount	2022	104,479	$22.17 to $33.41	$2,313,406	0.90% to 1.70%	-29.92% to -29.37%	0.05%
ONFI - ON AB Small Cap Subaccount	2021	102,666	$31.38 to $47.68	$3,231,553	0.90% to 1.70%	6.36% to 7.21%	0.00%
ONFI - ON AB Small Cap Subaccount	2020	106,093	$29.27 to $44.82	$3,137,566	0.90% to 1.70%	31.79% to 32.84%	0.12%
ONFI - ON AB Small Cap Subaccount	2019	131,283	$22.04 to $34.01	$2,957,572	0.90% to 1.70%	26.46% to 27.46%	0.00%
ONFI - ON AB Small Cap Subaccount	2018	153,193	$17.29 to $26.78	$2,781,897	0.90% to 1.75%	-7.99% to -7.21%	0.00%
ONFI - ON AB Mid Cap Core Subaccount	2022	10,907	$36.63 to $41.39	$402,679	0.90% to 1.40%	-24.37% to -24.00%	0.23%
ONFI - ON AB Mid Cap Core Subaccount	2021	11,294	$48.44 to $54.46	$550,956	0.90% to 1.40%	15.18% to 15.75%	0.15%
ONFI - ON AB Mid Cap Core Subaccount	2020	11,442	$42.06 to $47.05	$484,438	0.90% to 1.40%	17.50% to 18.08%	0.08%
ONFI - ON AB Mid Cap Core Subaccount	2019	12,342	$35.79 to $39.84	$444,352	0.90% to 1.40%	34.69% to 35.35%	0.00%
ONFI - ON AB Mid Cap Core Subaccount	2018	13,039	$26.58 to $29.44	$348,315	0.90% to 1.40%	-4.56% to -4.08%	0.00%
ONFI - ON S&P 500® Index Subaccount	2022	255,053	$36.01 to $40.66	$9,451,132	0.90% to 1.75%	-19.82% to -19.15%	1.24%
ONFI - ON S&P 500® Index Subaccount	2021	268,895	$44.92 to $50.28	$12,372,702	0.90% to 1.75%	26.05% to 27.11%	1.40%
ONFI - ON S&P 500® Index Subaccount	2020	314,439	$35.63 to $39.56	$11,428,813	0.90% to 1.75%	15.96% to 16.94%	0.39%
ONFI - ON S&P 500® Index Subaccount	2019	350,592	$30.73 to $33.83	$10,977,013	0.90% to 1.75%	28.72% to 29.80%	1.24%
ONFI - ON S&P 500® Index Subaccount	2018	399,786	$23.87 to $26.06	$9,680,258	0.90% to 1.75%	-6.42% to -5.63%	0.00%
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	2022	243,114	$26.67 to $27.08	$6,101,052	0.90% to 1.75%	-10.54% to -9.78%	1.54%
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	2021	269,081	$29.56 to $30.27	$7,522,880	0.90% to 1.75%	23.23% to 24.27%	1.28%
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	2020	322,017	$23.79 to $24.57	$7,275,419	0.90% to 1.75%	1.87% to 2.73%	0.95%
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	2019	322,009	$23.15 to $24.11	$7,138,399	0.90% to 1.75%	17.16% to 18.14%	2.92%
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	2018	365,546	$19.60 to $20.58	$6,896,677	0.90% to 1.75%	-10.03% to -9.27%	0.00%
ONFI - ON Federated High Income Bond Subaccount	2022	163,685	$15.26 to $28.91	$3,788,016	0.90% to 1.75%	-12.95% to -12.22%	5.69%
ONFI - ON Federated High Income Bond Subaccount	2021	186,243	$17.53 to $32.93	$4,927,484	0.90% to 1.75%	3.16% to 4.03%	5.10%
ONFI - ON Federated High Income Bond Subaccount	2020	189,635	$16.99 to $31.66	$4,857,017	0.90% to 1.75%	4.43% to 5.31%	1.54%
ONFI - ON Federated High Income Bond Subaccount	2019	199,396	$16.27 to $30.06	$4,848,669	0.90% to 1.75%	13.31% to 14.26%	3.95%
ONFI - ON Federated High Income Bond Subaccount	2018	233,843	$14.36 to $26.31	$4,903,490	0.90% to 1.75%	-4.93% to -4.12%	0.00%
ONFI - ON ClearBridge Small Cap Subaccount	2018	82,334	$21.95 to $49.02	$3,050,043	0.90% to 1.75%	-10.78% to -10.02%	0.00%
ONFI - ON Nasdaq-100® Index Subaccount	2022	114,066	$24.77 to $54.15	$2,766,837	0.90% to 1.70%	-33.70% to -33.17%	0.40%
ONFI - ON Nasdaq-100® Index Subaccount	2021	136,429	$37.07 to $81.67	$4,901,384	0.90% to 1.70%	24.87% to 25.86%	0.50%
ONFI - ON Nasdaq-100® Index Subaccount	2020	143,840	$29.45 to $65.40	$4,134,731	0.90% to 1.70%	45.84% to 47.00%	0.17%
ONFI - ON Nasdaq-100® Index Subaccount	2019	157,587	$20.04 to $44.85	$3,090,323	0.90% to 1.70%	36.54% to 37.62%	0.47%
ONFI - ON Nasdaq-100® Index Subaccount	2018	198,258	$14.56 to $32.85	$2,830,964	0.90% to 1.70%	-2.09% to -1.31%	0.00%
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	2022	299,702	$32.27 to $39.92	$10,727,283	0.90% to 1.75%	-20.94% to -20.27%	0.80%
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	2021	310,732	$40.82 to $50.08	$14,012,568	0.90% to 1.75%	26.28% to 27.34%	0.96%
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	2020	374,042	$32.33 to $39.32	$13,302,034	0.90% to 1.75%	15.52% to 16.50%	0.19%
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	2019	425,876	$27.98 to $33.76	$13,065,197	0.90% to 1.75%	31.30% to 32.41%	0.96%
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	2018	143,268	$21.31 to $25.49	$3,289,972	0.90% to 1.75%	-19.39% to -18.70%	0.00%
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	2022	155,489	$25.38 to $27.35	$3,924,047	0.90% to 1.75%	-27.39% to -26.78%	0.00%
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	2021	151,710	$34.96 to $37.36	$5,257,273	0.90% to 1.75%	2.26% to 3.13%	0.00%
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	2020	154,462	$34.18 to $36.23	$5,213,308	0.90% to 1.75%	32.02% to 33.14%	0.00%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	2019	200,365	$25.89 to $27.21	$5,109,547	0.90% to 1.75%	31.76% to 32.87%	0.09%
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	2018	87,999	$19.65 to $20.48	$1,688,235	0.90% to 1.75%	-6.82% to -6.03%	0.00%
ONFI - ON ICON Balanced Subaccount	2018	1,124,592	$14.39 to $19.15	$18,243,011	0.90% to 1.75%	-12.12% to -11.38%	0.00%
ONFI - ON S&P MidCap 400® Index Subaccount	2022	41,265	$22.71 to $27.09	$872,994	0.90% to 1.55%	-14.72% to -14.17%	1.03%
ONFI - ON S&P MidCap 400® Index Subaccount	2021	47,619	$26.46 to $31.77	$1,177,070	0.90% to 1.55%	22.28% to 23.07%	1.01%
ONFI - ON S&P MidCap 400® Index Subaccount	2020	51,591	$21.50 to $25.98	$1,040,930	0.90% to 1.55%	11.59% to 12.31%	0.15%
ONFI - ON S&P MidCap 400® Index Subaccount	2019	61,680	$19.14 to $23.28	$1,115,374	0.90% to 1.55%	23.66% to 24.46%	0.82%
ONFI - ON S&P MidCap 400® Index Subaccount	2018	71,871	$15.38 to $18.83	$1,042,256	0.90% to 1.55%	-12.81% to -12.25%	0.00%
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	2022	199,062	$29.00 to $33.44	$5,689,774	0.90% to 1.70%	-33.69% to -33.17%	0.00%
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	2021	52,574	$43.39 to $50.72	$2,280,019	0.90% to 1.65%	24.63% to 25.56%	0.26%
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	2020	62,420	$34.56 to $40.70	$2,164,994	0.90% to 1.65%	31.79% to 32.77%	0.19%
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	2019	82,572	$26.03 to $30.88	$2,175,553	0.90% to 1.65%	36.43% to 37.44%	0.44%
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	2018	102,766	$18.94 to $22.45	$1,985,139	0.90% to 1.75%	-16.36% to -15.65%	0.00%
ONFI - ON Risk Managed Balanced Subaccount	2022	2,313,126	$15.16 to $16.30	$35,995,465	0.90% to 1.75%	-23.95% to -23.31%	0.26%
ONFI - ON Risk Managed Balanced Subaccount	2021	460,745	$19.93 to $21.25	$9,463,842	0.90% to 1.75%	13.07% to 14.02%	0.70%
ONFI - ON Risk Managed Balanced Subaccount	2020	439,756	$17.63 to $18.64	$7,930,097	0.90% to 1.75%	20.05% to 21.06%	0.28%
ONFI - ON Risk Managed Balanced Subaccount	2019	507,672	$14.68 to $15.40	$7,608,099	0.90% to 1.75%	23.01% to 24.05%	1.07%
ONFI - ON Risk Managed Balanced Subaccount	2018	526,916	$11.94 to $12.41	$6,390,606	0.90% to 1.75%	-2.49% to -1.66%	0.00%
ONFI - ON Federated Core Plus Bond Subaccount	2022	1,276,899	$8.36 to $8.51	$10,763,190	0.90% to 1.75%	-14.28% to -13.56%	1.55%
ONFI - ON Federated Core Plus Bond Subaccount	2021	1,392,969	$9.76 to $9.84	$13,644,926	0.90% to 1.75%	-2.97% to -2.15%	0.66%
ONFI - ON U.S. Low Volatility Subaccount (note 4)	2022	1,846,512	$10.04 to $10.17	$18,625,074	0.90% to 1.75%	-8.92% to -8.15%	0.53%
ONFI - ON U.S. Low Volatility Subaccount (note 4)	2021	2,182,418	$11.02 to $11.07	$24,091,606	0.90% to 1.75%	10.21%(a) to 10.69%(b)	0.00%
ONFI - ON iShares Managed Risk Balanced Subaccount (note 4)	2022	1,911,883	$8.39 to $8.49	$16,111,755	0.90% to 1.75%	-17.28% to -16.59%	0.66%
ONFI - ON iShares Managed Risk Balanced Subaccount (note 4)	2021	1,367,435	$10.14 to $10.18	$13,885,220	0.90% to 1.75%	1.38%(a) to 1.83%(b)	0.00%
ONFI - ON iShares Managed Risk Moderate Growth Subaccount (note 4)	2022	990,766	$10.55 to $10.57	$10,461,688	0.90% to 1.75%	5.51%(a) to 5.70%(b)	0.00%
ONFI - ON iShares Managed Risk Growth Subaccount (note 4)	2022	390,645	$10.56 to $10.58	$4,128,192	0.90% to 1.75%	5.61%(a) to 5.80%(b)	0.00%
ONFI - ON Conservative Model Subaccount	2019	33,954	$11.11 to $11.27	$378,265	0.90% to 1.40%	11.62% to 12.17%	5.38%
ONFI - ON Moderately Conservative Model Subaccount	2022	186,043	$11.07 to $11.39	$2,061,019	0.90% to 1.40%	-16.29% to -15.88%	1.84%
ONFI - ON Moderately Conservative Model Subaccount	2021	196,582	$13.22 to $13.54	$2,601,554	0.90% to 1.40%	6.41% to 6.94%	1.12%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
ONFI - ON Moderately Conservative Model Subaccount	2020	201,425	$12.43 to $12.67	$2,505,537	0.90% to 1.40%	9.89% to 10.44%	0.00%
ONFI - ON Moderately Conservative Model Subaccount	2019	11,384	$11.31 to $11.47	$129,292	0.90% to 1.40%	14.97% to 15.54%	2.38%
ONFI - ON Balanced Model Subaccount	2022	141,175	$11.49 to $12.03	$1,676,090	0.90% to 1.70%	-17.16% to -16.50%	2.19%
ONFI - ON Balanced Model Subaccount	2021	134,791	$13.87 to $14.41	$1,922,639	0.90% to 1.70%	9.17% to 10.04%	0.87%
ONFI - ON Balanced Model Subaccount	2020	139,944	$12.70 to $13.09	$1,818,530	0.90% to 1.70%	11.86% to 12.75%	0.00%
ONFI - ON Balanced Model Subaccount	2019	133,140	$11.36 to $11.61	$1,539,399	0.90% to 1.70%	17.47% to 18.40%	1.55%
ONFI - ON Balanced Model Subaccount	2018	115,971	$9.67 to $9.81	$1,134,404	0.90% to 1.70%	-9.32% to -8.60%	0.00%
ONFI - ON Moderate Growth Model Subaccount	2022	162,892	$12.30 to $12.84	$2,034,835	0.90% to 1.65%	-18.51% to -17.91%	2.33%
ONFI - ON Moderate Growth Model Subaccount	2021	190,458	$15.10 to $15.65	$2,921,117	0.90% to 1.65%	12.97% to 13.81%	0.42%
ONFI - ON Moderate Growth Model Subaccount	2020	193,401	$13.36 to $13.75	$2,617,479	0.90% to 1.65%	13.85% to 14.70%	0.00%
ONFI - ON Moderate Growth Model Subaccount	2019	169,368	$11.74 to $11.99	$2,002,583	0.90% to 1.65%	21.80% to 22.70%	1.08%
ONFI - ON Moderate Growth Model Subaccount	2018	170,771	$9.64 to $9.77	$1,653,511	0.90% to 1.65%	-11.60% to -10.94%	0.00%
ONFI - ON Growth Model Subaccount	2022	78,339	$13.11 to $13.49	$1,049,910	0.90% to 1.40%	-19.41% to -19.02%	2.15%
ONFI - ON Growth Model Subaccount	2021	61,207	$16.27 to $16.66	$1,011,452	0.90% to 1.40%	15.95% to 16.53%	0.25%
ONFI - ON Growth Model Subaccount	2020	63,690	$14.03 to $14.30	$904,391	0.90% to 1.40%	17.03% to 17.62%	0.00%
ONFI - ON Growth Model Subaccount	2019	27,743	$11.99 to $12.01	$332,828	1.35% to 1.40%	24.73% to 24.79%	0.98%
ONFI - ON Growth Model Subaccount	2018	23,655	$9.62	$227,582	1.35%	-12.76%	0.00%
FIDS - VIP Government Money Market Subaccount	2022	278,441	$8.58 to $12.11	$2,920,399	0.90% to 1.70%	-0.33% to 0.46%	1.33%
FIDS - VIP Government Money Market Subaccount	2021	280,955	$8.61 to $12.06	$3,066,632	0.90% to 1.70%	-1.66% to -0.88%	0.01%
FIDS - VIP Government Money Market Subaccount	2020	157,930	$8.75 to $12.16	$1,708,901	0.90% to 1.70%	-1.40% to -0.62%	0.27%
FIDS - VIP Government Money Market Subaccount	2019	202,410	$8.88 to $12.24	$2,320,925	0.90% to 1.70%	0.21% to 1.01%	1.87%
FIDS - VIP Government Money Market Subaccount	2018	167,751	$8.86 to $12.12	$1,866,101	0.90% to 1.70%	-0.16% to 0.64%	1.58%
FID2 - VIP Mid Cap Subaccount	2022	120,522	$26.06 to $58.71	$5,400,119	0.90% to 1.75%	-16.43% to -15.72%	0.26%
FID2 - VIP Mid Cap Subaccount	2021	135,193	$31.18 to $69.66	$7,163,000	0.90% to 1.75%	23.15% to 24.19%	0.36%
FID2 - VIP Mid Cap Subaccount	2020	153,135	$25.32 to $56.09	$6,516,262	0.90% to 1.75%	15.83% to 16.81%	0.39%
FID2 - VIP Mid Cap Subaccount	2019	188,866	$21.86 to $48.02	$7,010,207	0.90% to 1.75%	21.05% to 22.07%	0.67%
FID2 - VIP Mid Cap Subaccount	2018	215,133	$18.06 to $39.34	$6,533,632	0.90% to 1.75%	-16.25% to -15.54%	0.40%
FID2 - VIP Contrafund® Subaccount (note 4)	2021	120,247	$45.23 to $54.78	$5,917,498	0.90% to 1.70%	25.38% to 26.37%	0.03%
FID2 - VIP Contrafund® Subaccount (note 4)	2020	140,817	$36.08 to $43.35	$5,507,146	0.90% to 1.70%	28.05% to 29.07%	0.09%
FID2 - VIP Contrafund® Subaccount (note 4)	2019	199,023	$28.17 to $33.58	$6,089,622	0.90% to 1.70%	29.08% to 30.10%	0.21%
FID2 - VIP Contrafund® Subaccount (note 4)	2018	222,173	$21.83 to $25.81	$5,238,364	0.90% to 1.70%	-8.21% to -7.48%	0.44%
FID2 - VIP Growth Subaccount	2022	24,540	$28.76 to $46.78	$805,329	0.90% to 1.65%	-25.87% to -25.32%	0.34%
FID2 - VIP Growth Subaccount	2021	24,552	$38.51 to $63.10	$1,077,502	0.90% to 1.65%	20.91% to 21.81%	0.00%
FID2 - VIP Growth Subaccount	2020	27,612	$31.61 to $52.19	$980,767	0.90% to 1.65%	41.21% to 42.27%	0.04%
FID2 - VIP Growth Subaccount	2019	22,230	$22.22 to $36.95	$570,244	0.90% to 1.65%	31.80% to 32.78%	0.05%
FID2 - VIP Growth Subaccount	2018	23,365	$16.73 to $28.04	$451,089	0.90% to 1.65%	-2.06% to -1.33%	0.04%
FID2 - VIP Equity-Income Subaccount	2022	60,365	$28.22 to $33.67	$1,891,188	0.90% to 1.55%	-6.69% to -6.09%	2.16%
FID2 - VIP Equity-Income Subaccount	2021	39,443	$30.25 to $35.85	$1,313,160	0.90% to 1.55%	22.70% to 23.49%	1.48%
FID2 - VIP Equity-Income Subaccount	2020	52,968	$24.65 to $29.03	$1,429,100	0.90% to 1.55%	4.81% to 5.49%	1.74%
FID2 - VIP Equity-Income Subaccount	2019	50,093	$23.52 to $27.52	$1,290,245	0.90% to 1.55%	25.17% to 25.97%	1.93%
FID2 - VIP Equity-Income Subaccount	2018	51,999	$18.79 to $21.85	$1,068,499	0.90% to 1.55%	-9.94% to -9.36%	1.98%
FID2 - VIP Real Estate Subaccount	2022	106,601	$17.11 to $20.03	$1,879,177	0.90% to 1.75%	-28.94% to -28.34%	1.20%
FID2 - VIP Real Estate Subaccount	2021	100,003	$23.88 to $28.19	$2,459,355	0.90% to 1.75%	36.26% to 37.41%	0.90%
FID2 - VIP Real Estate Subaccount	2020	125,749	$17.38 to $20.69	$2,257,221	0.90% to 1.75%	-8.40% to -7.62%	1.95%
FID2 - VIP Real Estate Subaccount	2019	118,239	$18.81 to $22.58	$2,314,071	0.90% to 1.75%	20.83% to 21.85%	1.43%
FID2 - VIP Real Estate Subaccount	2018	133,750	$15.44 to $18.69	$2,160,119	0.90% to 1.75%	-8.07% to -7.29%	2.51%
FID2 - VIP Target Volatility Subaccount	2022	386,773	$14.16 to $15.38	$5,675,350	0.90% to 1.75%	-17.10% to -16.40%	2.24%
FID2 - VIP Target Volatility Subaccount	2021	417,442	$17.08 to $18.40	$7,363,957	0.90% to 1.75%	10.11% to 11.03%	0.02%
FID2 - VIP Target Volatility Subaccount	2020	481,202	$15.52 to $16.57	$7,689,486	0.90% to 1.75%	7.11% to 8.02%	1.24%
FID2 - VIP Target Volatility Subaccount	2019	550,961	$14.49 to $15.34	$8,184,329	0.90% to 1.75%	16.61% to 17.59%	1.36%
FID2 - VIP Target Volatility Subaccount	2018	603,838	$12.42 to $13.05	$7,666,830	0.90% to 1.75%	-7.62% to -6.84%	1.55%
JASS - Janus Henderson Research Subaccount	2022	16,272	$20.01 to $30.97	$305,976	0.90% to 1.55%	-31.13% to -30.69%	0.00%
JASS - Janus Henderson Research Subaccount	2021	16,623	$28.88 to $44.97	$451,302	0.90% to 1.55%	18.22% to 18.98%	0.02%
JASS - Janus Henderson Research Subaccount	2020	17,698	$24.27 to $38.04	$405,364	0.90% to 1.55%	30.55% to 31.39%	0.29%
JASS - Janus Henderson Research Subaccount	2019	46,422	$18.47 to $29.14	$791,717	0.90% to 1.55%	33.16% to 34.02%	0.29%
JASS - Janus Henderson Research Subaccount	2018	56,757	$13.78 to $21.88	$725,302	0.90% to 1.55%	-4.33% to -3.71%	0.35%
JASS - Janus Henderson Global Research Subaccount	2022	8,354	$23.83 to $24.73	$116,563	1.35% to 1.65%	-20.91% to -20.68%	0.87%
JASS - Janus Henderson Global Research Subaccount	2021	9,008	$30.14 to $31.18	$156,828	1.35% to 1.65%	15.88% to 16.23%	0.34%
JASS - Janus Henderson Global Research Subaccount	2020	12,470	$26.01 to $26.83	$182,680	1.35% to 1.65%	17.81% to 18.16%	0.64%
JASS - Janus Henderson Global Research Subaccount	2019	10,859	$22.07 to $22.70	$135,076	1.35% to 1.65%	26.62% to 27.00%	0.85%
JASS - Janus Henderson Global Research Subaccount	2018	12,034	$17.43 to $17.88	$117,427	1.35% to 1.65%	-8.60% to -8.33%	0.97%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
JASS - Janus Henderson Balanced Subaccount	2022	181,416	$22.70 to $32.91	$4,640,066	0.90% to 1.70%	-18.01% to -17.36%	0.96%
JASS - Janus Henderson Balanced Subaccount	2021	201,221	$27.69 to $39.82	$6,347,547	0.90% to 1.70%	14.96% to 15.87%	0.67%
JASS - Janus Henderson Balanced Subaccount	2020	213,674	$24.09 to $34.37	$5,905,164	0.90% to 1.70%	12.12% to 13.01%	2.08%
JASS - Janus Henderson Balanced Subaccount	2019	191,305	$21.48 to $30.41	$4,572,644	0.90% to 1.70%	20.23% to 21.18%	1.66%
JASS - Janus Henderson Balanced Subaccount	2018	187,611	$17.87 to $25.10	$3,687,149	0.90% to 1.70%	-1.26% to -0.47%	1.73%
JASS - Janus Henderson Overseas Subaccount	2022	159,799	$11.42 to $17.21	$2,474,643	0.90% to 1.65%	-10.31% to -9.65%	1.67%
JASS - Janus Henderson Overseas Subaccount	2021	171,187	$12.73 to $19.05	$2,945,567	0.90% to 1.65%	11.45% to 12.28%	1.03%
JASS - Janus Henderson Overseas Subaccount	2020	180,965	$11.42 to $16.96	$2,784,100	0.90% to 1.65%	14.13% to 14.98%	1.19%
JASS - Janus Henderson Overseas Subaccount	2019	220,454	$10.01 to $14.75	$2,960,598	0.90% to 1.65%	24.65% to 25.58%	1.80%
JASS - Janus Henderson Overseas Subaccount	2018	256,257	$8.03 to $11.75	$2,753,841	0.90% to 1.65%	-16.52% to -15.90%	1.64%
JASS - Janus Henderson U.S. Low Volatility Subaccount (note 4)	2020	1,068,504	$21.07 to $22.58	$23,128,547	0.90% to 1.75%	1.72% to 2.58%	1.98%
JASS - Janus Henderson U.S. Low Volatility Subaccount (note 4)	2019	1,209,209	$20.71 to $22.01	$25,655,921	0.90% to 1.75%	25.84% to 26.90%	1.64%
JASS - Janus Henderson U.S. Low Volatility Subaccount (note 4)	2018	1,390,021	$16.46 to $17.35	$23,355,546	0.90% to 1.75%	-6.23% to -5.44%	1.71%
JASS - Janus Henderson Flexible Bond Subaccount	2022	18,933	$9.45 to $10.00	$182,186	0.90% to 1.70%	-15.34% to -14.67%	1.97%
JASS - Janus Henderson Flexible Bond Subaccount	2021	20,395	$11.16 to $11.72	$231,218	0.90% to 1.70%	-2.77% to -2.00%	1.62%
JASS - Janus Henderson Flexible Bond Subaccount	2020	20,025	$11.48 to $11.96	$233,157	0.90% to 1.70%	8.40% to 9.27%	2.46%
JASS - Janus Henderson Flexible Bond Subaccount	2019	20,830	$10.59 to $10.94	$223,451	0.90% to 1.70%	7.45% to 8.30%	2.74%
JASS - Janus Henderson Flexible Bond Subaccount	2018	33,121	$9.86 to $10.10	$328,325	0.90% to 1.70%	-2.95% to -2.17%	2.69%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2022	21,160	$34.84 to $40.60	$796,100	0.90% to 1.55%	-9.50% to -8.92%	1.49%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2021	18,720	$38.50 to $44.58	$785,149	0.90% to 1.55%	24.86% to 25.67%	1.52%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2020	21,114	$30.84 to $35.48	$704,071	0.90% to 1.55%	6.02% to 6.71%	1.34%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2019	32,634	$29.08 to $33.25	$1,050,675	0.90% to 1.55%	29.58% to 30.42%	1.86%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2018	26,442	$22.44 to $25.49	$648,759	0.90% to 1.55%	-6.32% to -5.71%	1.57%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2022	4,592	$30.24 to $43.41	$188,046	0.90% to 1.55%	-7.86% to -7.26%	1.24%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2021	6,296	$32.81 to $46.81	$281,491	0.90% to 1.55%	24.28% to 25.08%	0.92%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2020	8,432	$28.15 to $37.42	$298,293	0.90% to 1.65%	3.53% to 4.31%	1.10%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2019	12,746	$27.19 to $35.88	$441,545	0.90% to 1.65%	26.79% to 27.73%	1.59%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2018	18,197	$21.45 to $28.09	$490,635	0.90% to 1.65%	-10.36% to -9.69%	1.55%
LEGI - Franklin Multi-Asset Dynamic Multi-Strategy VIT Subaccount (note 4)	2021	2,687,512	$13.98 to $15.21	$38,704,185	0.90% to 1.75%	10.97% to 11.90%	2.46%
LEGI - Franklin Multi-Asset Dynamic Multi-Strategy VIT Subaccount (note 4)	2020	3,023,620	$12.60 to $13.59	$39,182,859	0.90% to 1.75%	-9.63% to -8.87%	1.95%
LEGI - Franklin Multi-Asset Dynamic Multi-Strategy VIT Subaccount (note 4)	2019	2,985,927	$13.94 to $14.91	$42,689,654	0.90% to 1.75%	13.86% to 14.82%	2.28%
LEGI - Franklin Multi-Asset Dynamic Multi-Strategy VIT Subaccount (note 4)	2018	3,173,984	$12.25 to $12.99	$39,728,200	0.90% to 1.75%	-8.66% to -7.88%	1.72%
LEG2 - Western Asset Core Plus VIT Subaccount	2022	669,501	$9.34 to $9.92	$6,436,202	0.90% to 1.75%	-18.70% to -18.02%	1.70%
LEG2 - Western Asset Core Plus VIT Subaccount	2021	742,313	$11.49 to $12.10	$8,744,185	0.90% to 1.75%	-3.88% to -3.07%	2.30%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
LEG2 - Western Asset Core Plus VIT Subaccount	2020	719,345	$11.95 to $12.48	$8,778,679	0.90% to 1.75%	7.17% to 8.08%	1.87%
LEG2 - Western Asset Core Plus VIT Subaccount	2019	752,204	$11.15 to $11.55	$8,535,294	0.90% to 1.75%	9.90% to 10.82%	4.10%
LEG2 - Western Asset Core Plus VIT Subaccount	2018	778,381	$10.15 to $10.42	$8,002,014	0.90% to 1.75%	-4.33% to -3.52%	3.42%
ASVT - VT Opportunity Subaccount	2022	586	$47.75	$27,973	1.40%	-21.90%	0.00%
ASVT - VT Opportunity Subaccount	2021	589	$61.14	$36,014	1.40%	23.05%	0.04%
ASVT - VT Opportunity Subaccount	2020	592	$49.68	$29,428	1.40%	19.33%	0.44%
ASVT - VT Opportunity Subaccount	2019	596	$41.63	$24,796	1.40%	29.65%	0.28%
ASVT - VT Opportunity Subaccount	2018	599	$32.11	$19,239	1.40%	-8.44%	0.19%
MSV2 - VIF Core Plus Fixed Income Subaccount (note 4)	2020	66,704	$13.88 to $19.72	$1,117,400	0.90% to 1.65%	5.80% to 6.59%	2.33%
MSV2 - VIF Core Plus Fixed Income Subaccount (note 4)	2019	55,045	$13.12 to $18.51	$864,432	0.90% to 1.65%	8.82% to 9.62%	4.21%
MSV2 - VIF Core Plus Fixed Income Subaccount (note 4)	2018	38,060	$12.06 to $16.88	$550,486	0.90% to 1.65%	-2.53% to -1.80%	2.34%
MSV2 - VIF U.S. Real Estate Subaccount	2022	26,217	$16.14 to $33.31	$754,970	0.90% to 1.70%	-28.43% to -27.86%	0.91%
MSV2 - VIF U.S. Real Estate Subaccount	2021	32,348	$22.55 to $46.17	$1,201,963	0.90% to 1.70%	37.11% to 38.19%	1.80%
MSV2 - VIF U.S. Real Estate Subaccount	2020	39,242	$16.45 to $33.41	$1,072,770	0.90% to 1.70%	-18.49% to -17.84%	2.62%
MSV2 - VIF U.S. Real Estate Subaccount	2019	33,957	$20.18 to $40.67	$1,130,387	0.90% to 1.70%	16.69% to 17.62%	1.66%
MSV2 - VIF U.S. Real Estate Subaccount	2018	40,148	$17.29 to $34.57	$1,114,341	0.90% to 1.70%	-9.52% to -8.79%	2.46%
MSV2 - VIF Growth Subaccount	2022	19,324	$34.72 to $36.69	$673,798	0.90% to 1.65%	-60.81% to -60.52%	0.00%
MSV2 - VIF Growth Subaccount	2021	27,696	$88.59 to $92.94	$2,492,064	0.90% to 1.65%	-1.77% to -1.04%	0.00%
MSV2 - VIF Growth Subaccount	2020	31,632	$88.63 to $93.92	$2,875,377	0.90% to 1.55%	113.45% to 114.83%	0.00%
MSV2 - VIF Growth Subaccount	2019	32,286	$41.52 to $43.72	$1,371,305	0.90% to 1.55%	29.46% to 30.30%	0.00%
MSV2 - VIF Growth Subaccount	2018	33,210	$32.07 to $33.55	$1,091,134	0.90% to 1.55%	5.65% to 6.34%	0.00%
GSVI - Large Cap Value Subaccount	2022	100,084	$22.91 to $25.89	$2,306,352	0.90% to 1.40%	-7.66% to -7.20%	1.30%
GSVI - Large Cap Value Subaccount	2021	114,057	$24.81 to $27.89	$2,845,739	0.90% to 1.40%	22.42% to 23.03%	1.15%
GSVI - Large Cap Value Subaccount	2020	128,002	$20.27 to $22.67	$2,608,170	0.90% to 1.40%	2.54% to 3.05%	1.44%
GSVI - Large Cap Value Subaccount	2019	127,634	$19.77 to $22.00	$2,540,428	0.90% to 1.40%	24.19% to 24.80%	1.43%
GSVI - Large Cap Value Subaccount	2018	177,998	$15.92 to $17.63	$2,848,901	0.90% to 1.40%	-9.73% to -9.28%	1.25%
GSVI - U.S. Equity Insights Subaccount	2022	14,294	$32.01	$457,597	1.40%	-20.85%	0.81%
GSVI - U.S. Equity Insights Subaccount	2021	14,569	$40.45	$589,235	1.40%	27.62%	0.77%
GSVI - U.S. Equity Insights Subaccount	2020	18,475	$31.69	$585,502	1.40%	15.92%	0.82%
GSVI - U.S. Equity Insights Subaccount	2019	20,867	$27.34	$570,503	1.40%	23.48%	1.24%
GSVI - U.S. Equity Insights Subaccount	2018	24,160	$22.14	$534,915	1.40%	-7.50%	1.16%
GSVI - Strategic Growth Subaccount	2022	10,428	$36.06	$375,993	1.40%	-33.45%	0.00%
GSVI - Strategic Growth Subaccount	2021	9,178	$54.18	$497,240	1.40%	20.24%	0.00%
GSVI - Strategic Growth Subaccount	2020	9,686	$45.06	$436,407	1.40%	38.56%	0.07%
GSVI - Strategic Growth Subaccount	2019	14,024	$32.52	$456,033	1.40%	33.66%	0.28%
GSVI - Strategic Growth Subaccount	2018	15,897	$24.33	$386,768	1.40%	-2.41%	0.44%
GSVS - Large Cap Value Subaccount	2022	221,438	$20.03 to $25.48	$4,558,830	0.90% to 1.75%	-8.18% to -7.40%	1.07%
GSVS - Large Cap Value Subaccount	2021	249,201	$21.63 to $27.75	$5,584,060	0.90% to 1.75%	21.80% to 22.82%	0.89%
GSVS - Large Cap Value Subaccount	2020	293,771	$17.61 to $22.78	$5,399,829	0.90% to 1.75%	1.95% to 2.82%	1.18%
GSVS - Large Cap Value Subaccount	2019	293,400	$17.13 to $22.35	$5,303,121	0.90% to 1.75%	23.45% to 24.49%	1.21%
GSVS - Large Cap Value Subaccount	2018	339,027	$13.76 to $18.10	$4,958,449	0.90% to 1.75%	-10.30% to -9.54%	0.99%
GSVS - U.S. Equity Insights Subaccount	2022	6,220	$28.83 to $35.69	$185,825	0.90% to 1.70%	-21.24% to -20.62%	0.58%
GSVS - U.S. Equity Insights Subaccount	2021	6,540	$36.32 to $45.32	$245,494	0.90% to 1.70%	26.95% to 27.96%	0.55%
GSVS - U.S. Equity Insights Subaccount	2020	9,970	$28.38 to $35.70	$316,057	0.90% to 1.70%	15.35% to 16.27%	0.65%
GSVS - U.S. Equity Insights Subaccount	2019	10,439	$24.41 to $30.95	$284,812	0.90% to 1.70%	22.84% to 23.81%	1.03%
GSVS - U.S. Equity Insights Subaccount	2018	13,536	$19.71 to $25.19	$291,992	0.90% to 1.70%	-7.93% to -7.20%	0.88%
GSVS - Strategic Growth Subaccount	2022	24,747	$28.88 to $31.05	$755,587	0.90% to 1.40%	-33.61% to -33.28%	0.00%
GSVS - Strategic Growth Subaccount	2021	24,186	$43.50 to $46.54	$1,107,285	0.90% to 1.40%	19.88% to 20.47%	0.00%
GSVS - Strategic Growth Subaccount	2020	25,243	$36.29 to $38.63	$984,153	0.90% to 1.40%	38.17% to 38.86%	0.00%
GSVS - Strategic Growth Subaccount	2019	27,119	$26.26 to $27.82	$761,162	0.90% to 1.40%	33.45% to 34.11%	0.05%
GSVS - Strategic Growth Subaccount	2018	33,028	$19.68 to $20.75	$685,639	0.90% to 1.40%	-2.70% to -2.21%	0.00%
GSVS - Trend Driven Allocation Subaccount	2022	457,560	$11.77 to $12.88	$5,574,907	0.90% to 1.75%	-20.55% to -19.88%	0.00%
GSVS - Trend Driven Allocation Subaccount	2021	470,430	$14.82 to $16.07	$7,190,632	0.90% to 1.75%	14.17% to 15.14%	0.00%
GSVS - Trend Driven Allocation Subaccount	2020	512,252	$12.98 to $13.96	$6,835,491	0.90% to 1.75%	2.32% to 3.18%	0.28%
GSVS - Trend Driven Allocation Subaccount	2019	543,261	$12.68 to $13.53	$7,062,764	0.90% to 1.75%	10.01% to 10.94%	1.45%
GSVS - Trend Driven Allocation Subaccount	2018	567,006	$11.53 to $12.19	$6,676,995	0.90% to 1.75%	-5.99% to -5.19%	0.63%
LAZS - Emerging Markets Equity Subaccount	2022	252,075	$10.00 to $32.43	$5,057,812	0.90% to 1.75%	-16.57% to -15.87%	3.25%
LAZS - Emerging Markets Equity Subaccount	2021	270,991	$11.99 to $38.55	$6,510,418	0.90% to 1.75%	3.65% to 4.53%	1.85%
LAZS - Emerging Markets Equity Subaccount	2020	278,160	$11.57 to $36.88	$6,459,807	0.90% to 1.75%	-2.98% to -2.16%	2.69%
LAZS - Emerging Markets Equity Subaccount	2019	272,611	$11.92 to $37.69	$6,606,437	0.90% to 1.75%	16.11% to 17.09%	0.89%
LAZS - Emerging Markets Equity Subaccount	2018	298,838	$10.27 to $32.19	$6,146,043	0.90% to 1.75%	-19.97% to -19.29%	1.97%
LAZS - U.S. Small-Mid Cap Equity Subaccount	2022	19,561	$24.24 to $44.84	$787,577	0.90% to 1.65%	-16.89% to -16.27%	0.00%
LAZS - U.S. Small-Mid Cap Equity Subaccount	2021	20,545	$29.17 to $53.55	$990,890	0.90% to 1.65%	17.93% to 18.80%	0.05%
LAZS - U.S. Small-Mid Cap Equity Subaccount	2020	21,402	$24.73 to $45.08	$870,462	0.90% to 1.65%	5.03% to 5.81%	0.19%
LAZS - U.S. Small-Mid Cap Equity Subaccount	2019	21,780	$23.55 to $42.60	$839,619	0.90% to 1.65%	27.82% to 28.77%	0.00%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
LAZS - U.S. Small-Mid Cap Equity Subaccount	2018	23,852	$18.43 to $33.09	$712,668	0.90% to 1.65%	-14.66% to -14.02%	0.02%
LAZS - U.S. Equity Select Subaccount	2018	8,737	$20.56	$179,609	0.90%	-4.18%	0.75%
LAZS - International Equity Subaccount	2022	585,234	$15.35 to $17.12	$9,127,167	0.90% to 1.75%	-16.47% to -15.77%	3.57%
LAZS - International Equity Subaccount	2021	593,871	$18.38 to $20.33	$11,057,259	0.90% to 1.75%	4.01% to 4.89%	0.94%
LAZS - International Equity Subaccount	2020	603,986	$17.67 to $19.38	$10,782,907	0.90% to 1.75%	6.37% to 7.27%	2.24%
LAZS - International Equity Subaccount	2019	655,812	$16.61 to $18.06	$10,970,012	0.90% to 1.75%	18.92% to 19.93%	0.34%
LAZS - International Equity Subaccount	2018	747,153	$13.97 to $15.06	$10,463,849	0.90% to 1.75%	-15.40% to -14.68%	1.56%
LAZS - Global Dynamic Multi-Asset Subaccount	2022	554,990	$13.71 to $15.00	$7,873,638	0.90% to 1.75%	-18.79% to -18.11%	0.09%
LAZS - Global Dynamic Multi-Asset Subaccount	2021	569,144	$16.89 to $18.32	$9,912,387	0.90% to 1.75%	10.01% to 10.94%	2.85%
LAZS - Global Dynamic Multi-Asset Subaccount	2020	625,086	$15.35 to $16.51	$9,871,377	0.90% to 1.75%	-0.93% to -0.09%	0.62%
LAZS - Global Dynamic Multi-Asset Subaccount	2019	669,607	$15.50 to $16.53	$10,632,907	0.90% to 1.75%	15.76% to 16.74%	0.05%
LAZS - Global Dynamic Multi-Asset Subaccount	2018	710,976	$13.39 to $14.16	$9,718,486	0.90% to 1.75%	-8.18% to -7.40%	1.32%
PRS2 - PSF PGIM Jennison Focused Blend Subaccount	2022	31,778	$27.64 to $38.96	$1,133,335	0.90% to 1.65%	-27.24% to -26.70%	0.00%
PRS2 - PSF PGIM Jennison Focused Blend Subaccount	2021	31,744	$37.98 to $53.15	$1,549,683	0.90% to 1.65%	14.46% to 15.31%	0.00%
PRS2 - PSF PGIM Jennison Focused Blend Subaccount	2020	35,532	$33.18 to $46.10	$1,497,545	0.90% to 1.65%	28.29% to 29.25%	0.00%
PRS2 - PSF PGIM Jennison Focused Blend Subaccount	2019	39,156	$25.87 to $35.66	$1,277,595	0.90% to 1.65%	26.32% to 27.25%	0.00%
PRS2 - PSF PGIM Jennison Focused Blend Subaccount	2018	41,016	$20.48 to $28.03	$1,057,515	0.90% to 1.65%	-7.26% to -6.57%	0.00%
PRS2 - PSF PGIM Jennison Growth Subaccount	2022	14,826	$27.26 to $38.23	$413,859	0.90% to 1.65%	-38.86% to -38.40%	0.00%
PRS2 - PSF PGIM Jennison Growth Subaccount	2021	16,605	$44.26 to $62.53	$735,161	0.90% to 1.65%	13.68% to 14.52%	0.00%
PRS2 - PSF PGIM Jennison Growth Subaccount	2020	17,602	$38.65 to $52.28	$675,716	0.90% to 1.55%	53.19% to 54.18%	0.00%
PRS2 - PSF PGIM Jennison Growth Subaccount	2019	18,143	$25.07 to $34.13	$460,145	0.90% to 1.55%	30.79% to 31.64%	0.00%
PRS2 - PSF PGIM Jennison Growth Subaccount	2018	20,693	$19.04 to $26.09	$398,225	0.90% to 1.55%	-2.70% to -2.07%	0.00%
JPMI - Small Cap Core Subaccount	2022	20,602	$29.36 to $36.43	$664,558	0.90% to 1.65%	-20.66% to -20.07%	0.45%
JPMI - Small Cap Core Subaccount	2021	25,609	$37.00 to $45.58	$1,041,050	0.90% to 1.65%	19.41% to 20.30%	0.51%
JPMI - Small Cap Core Subaccount	2020	23,352	$30.98 to $37.89	$792,989	0.90% to 1.65%	11.84% to 12.67%	0.99%
JPMI - Small Cap Core Subaccount	2019	26,697	$27.71 to $33.63	$815,324	0.90% to 1.65%	22.55% to 23.47%	0.42%
JPMI - Small Cap Core Subaccount	2018	32,320	$22.61 to $27.24	$806,893	0.90% to 1.65%	-13.37% to -12.72%	0.37%
JPMI - Mid Cap Value Subaccount	2022	43,273	$31.64 to $62.43	$2,175,798	0.90% to 1.70%	-9.69% to -8.98%	0.94%
JPMI - Mid Cap Value Subaccount	2021	48,495	$35.03 to $68.59	$2,671,100	0.90% to 1.70%	27.71% to 28.73%	0.91%
JPMI - Mid Cap Value Subaccount	2020	58,383	$27.43 to $53.28	$2,540,591	0.90% to 1.70%	-1.31% to -0.53%	1.49%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
JPMI - Mid Cap Value Subaccount	2019	57,246	$27.80 to $53.56	$2,560,948	0.90% to 1.70%	24.64% to 25.63%	1.59%
JPMI - Mid Cap Value Subaccount	2018	70,674	$22.30 to $42.64	$2,560,343	0.90% to 1.70%	-13.32% to -12.63%	0.98%
ABVB - VPS Growth & Income Subaccount	2022	19,815	$17.02 to $34.31	$386,734	0.90% to 1.65%	-5.97% to -5.27%	1.07%
ABVB - VPS Growth & Income Subaccount	2021	23,701	$18.10 to $36.22	$488,355	0.90% to 1.65%	25.76% to 26.70%	0.67%
ABVB - VPS Growth & Income Subaccount	2020	26,962	$14.40 to $28.59	$444,305	0.90% to 1.65%	0.80% to 1.56%	1.36%
ABVB - VPS Growth & Income Subaccount	2019	25,425	$14.28 to $28.15	$428,579	0.90% to 1.65%	21.60% to 22.51%	1.01%
ABVB - VPS Growth & Income Subaccount	2018	16,456	$11.74 to $22.98	$245,036	0.90% to 1.65%	-7.38% to -6.69%	0.79%
ABVB - VPS Small Cap Growth Subaccount	2022	7,497	$18.36 to $50.36	$228,074	0.90% to 1.65%	-40.25% to -39.81%	0.00%
ABVB - VPS Small Cap Growth Subaccount	2021	7,266	$30.73 to $83.67	$368,432	0.90% to 1.65%	7.43% to 8.23%	0.00%
ABVB - VPS Small Cap Growth Subaccount	2020	5,088	$28.74 to $77.31	$235,964	0.90% to 1.55%	51.29% to 52.27%	0.00%
ABVB - VPS Small Cap Growth Subaccount	2019	5,903	$19.00 to $50.77	$177,417	0.90% to 1.55%	33.93% to 34.79%	0.00%
ABVB - VPS Small Cap Growth Subaccount	2018	1,389	$14.18 to $37.67	$46,649	0.90% to 1.55%	-2.63% to -1.99%	0.00%
ABVB - VPS Dynamic Asset Allocation Subaccount (note 4)	2020	436,803	$13.63 to $14.77	$6,150,393	0.90% to 1.75%	3.05% to 3.92%	1.50%
ABVB - VPS Dynamic Asset Allocation Subaccount (note 4)	2019	474,831	$13.23 to $14.21	$6,460,292	0.90% to 1.75%	13.26% to 14.21%	1.81%
ABVB - VPS Dynamic Asset Allocation Subaccount (note 4)	2018	499,352	$11.68 to $12.44	$5,977,696	0.90% to 1.75%	-8.95% to -8.18%	1.62%
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2022	2,281,915	$11.15 to $11.84	$26,052,437	0.90% to 1.75%	-15.54% to -14.83%	0.62%
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2021	2,490,130	$13.20 to $13.90	$33,543,595	0.90% to 1.75%	10.05% to 10.98%	0.00%
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2020	174,245	$12.03 to $12.52	$2,119,938	0.90% to 1.70%	0.74% to 1.54%	1.31%
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2019	186,345	$11.94 to $12.34	$2,245,624	0.90% to 1.70%	15.36% to 16.27%	1.95%
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2018	195,808	$10.35 to $10.61	$2,041,040	0.90% to 1.70%	-6.44% to -5.69%	0.00%
MFSI - New Discovery Subaccount	2022	13,345	$31.05 to $41.08	$496,293	0.90% to 1.55%	-31.06% to -30.62%	0.00%
MFSI - New Discovery Subaccount	2021	12,998	$45.04 to $59.21	$699,679	0.90% to 1.55%	0.02% to 0.67%	0.00%
MFSI - New Discovery Subaccount	2020	16,158	$42.90 to $58.82	$861,428	0.90% to 1.65%	43.22% to 44.28%	0.00%
MFSI - New Discovery Subaccount	2019	16,776	$29.96 to $40.76	$626,751	0.90% to 1.65%	38.98% to 40.01%	0.00%
MFSI - New Discovery Subaccount	2018	18,354	$21.55 to $29.11	$491,774	0.90% to 1.65%	-3.32% to -2.60%	0.00%
MFSI - Mid Cap Growth Subaccount	2022	16,889	$28.73 to $36.31	$484,754	0.90% to 1.70%	-29.98% to -29.43%	0.00%
MFSI - Mid Cap Growth Subaccount	2021	15,741	$40.70 to $51.86	$640,453	0.90% to 1.70%	11.97% to 12.86%	0.00%
MFSI - Mid Cap Growth Subaccount	2020	20,525	$36.07 to $46.31	$734,338	0.90% to 1.70%	33.84% to 34.90%	0.00%
MFSI - Mid Cap Growth Subaccount	2019	16,484	$26.74 to $34.60	$448,825	0.90% to 1.70%	35.97% to 37.04%	0.00%
MFSI - Mid Cap Growth Subaccount	2018	20,940	$19.51 to $25.45	$412,558	0.90% to 1.70%	-0.74% to 0.05%	0.00%
MFSI - Total Return Subaccount	2022	80,421	$20.24 to $27.59	$1,813,562	0.90% to 1.70%	-11.34% to -10.64%	1.40%
MFSI - Total Return Subaccount	2021	98,407	$22.83 to $30.87	$2,472,923	0.90% to 1.70%	11.93% to 12.82%	1.63%
MFSI - Total Return Subaccount	2020	96,746	$20.40 to $27.36	$2,159,254	0.90% to 1.70%	7.68% to 8.54%	2.04%
MFSI - Total Return Subaccount	2019	110,013	$18.95 to $25.21	$2,281,383	0.90% to 1.70%	18.11% to 19.05%	2.12%
MFSI - Total Return Subaccount	2018	135,081	$16.04 to $21.18	$2,477,946	0.90% to 1.70%	-7.45% to -6.72%	2.01%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2022	5,072	$20.79 to $21.60	$108,998	0.90% to 1.40%	-20.56% to -20.16%	0.00%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2021	3,199	$26.17 to $27.06	$85,953	0.90% to 1.40%	23.92% to 24.54%	0.03%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2020	3,388	$21.12 to $21.73	$73,165	0.90% to 1.40%	20.51% to 21.11%	0.18%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2019	8,709	$17.52 to $17.94	$155,343	0.90% to 1.40%	37.66% to 38.34%	0.36%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2018	7,353	$12.73 to $12.97	$94,799	0.90% to 1.40%	-0.82% to -0.33%	0.36%
PVIA - Real Return Subaccount	2022	471,095	$10.95 to $19.05	$6,990,166	0.90% to 1.75%	-13.41% to -12.68%	7.02%
PVIA - Real Return Subaccount	2021	530,964	$12.64 to $21.82	$9,100,657	0.90% to 1.75%	3.78% to 4.66%	4.98%
PVIA - Real Return Subaccount	2020	523,128	$12.18 to $20.85	$8,662,801	0.90% to 1.75%	9.79% to 10.72%	1.40%
PVIA - Real Return Subaccount	2019	578,568	$11.09 to $18.83	$8,670,697	0.90% to 1.75%	6.58% to 7.47%	1.67%
PVIA - Real Return Subaccount	2018	626,181	$10.41 to $17.52	$8,695,868	0.90% to 1.75%	-3.90% to -3.08%	2.47%
PVIA - Total Return Subaccount (note 4)	2020	726,868	$12.58 to $21.55	$12,591,751	0.90% to 1.75%	6.79% to 7.69%	2.13%
PVIA - Total Return Subaccount (note 4)	2019	752,615	$11.78 to $20.01	$12,105,482	0.90% to 1.75%	6.50% to 7.39%	3.01%
PVIA - Total Return Subaccount (note 4)	2018	819,878	$11.06 to $18.63	$12,211,181	0.90% to 1.75%	-2.25% to -1.42%	2.53%
PVIA - Global Bond Opportunities Subaccount	2022	43,778	$9.86 to $17.52	$629,878	0.90% to 1.70%	-12.49% to -11.80%	1.48%
PVIA - Global Bond Opportunities Subaccount	2021	46,378	$11.27 to $19.86	$763,085	0.90% to 1.70%	-5.76% to -5.01%	4.99%
PVIA - Global Bond Opportunities Subaccount	2020	42,819	$11.96 to $20.91	$748,107	0.90% to 1.70%	8.28% to 9.14%	2.47%
PVIA - Global Bond Opportunities Subaccount	2019	46,105	$11.05 to $19.16	$747,955	0.90% to 1.70%	4.36% to 5.18%	2.45%
PVIA - Global Bond Opportunities Subaccount	2018	59,174	$10.58 to $18.22	$868,944	0.90% to 1.70%	-5.81% to -5.05%	6.58%
PVIA - CommodityRealReturn® Strategy Subaccount	2022	137,879	$8.09 to $9.03	$1,169,294	0.90% to 1.70%	6.80% to 7.65%	21.31%
PVIA - CommodityRealReturn® Strategy Subaccount	2021	165,671	$7.52 to $8.45	$1,307,322	0.90% to 1.70%	31.11% to 32.15%	4.16%
PVIA - CommodityRealReturn® Strategy Subaccount	2020	207,797	$5.69 to $6.45	$1,247,749	0.90% to 1.70%	-0.35% to 0.44%	6.61%
PVIA - CommodityRealReturn® Strategy Subaccount	2019	213,166	$5.66 to $6.47	$1,283,117	0.90% to 1.70%	9.57% to 10.44%	4.48%
PVIA - CommodityRealReturn® Strategy Subaccount	2018	219,601	$5.13 to $5.90	$1,204,057	0.90% to 1.70%	-15.58% to -14.90%	2.09%
PVIA - Global Diversified Allocation Subaccount (note 4)	2020	1,719,977	$14.09 to $15.15	$24,933,722	0.90% to 1.75%	2.35% to 3.22%	3.20%
PVIA - Global Diversified Allocation Subaccount (note 4)	2019	1,858,807	$13.76 to $14.68	$26,230,727	0.90% to 1.75%	19.62% to 20.63%	2.64%
PVIA - Global Diversified Allocation Subaccount (note 4)	2018	2,012,337	$11.51 to $12.17	$23,656,252	0.90% to 1.75%	-10.51% to -9.75%	1.90%
PVIA - Short-Term Subaccount	2022	54,940	$9.75 to $10.48	$556,239	0.90% to 1.70%	-1.82% to -1.04%	1.52%
PVIA - Short-Term Subaccount	2021	79,418	$9.93 to $10.59	$813,507	0.90% to 1.70%	-1.73% to -0.95%	1.08%
PVIA - Short-Term Subaccount	2020	89,703	$10.11 to $10.69	$937,104	0.90% to 1.70%	0.53% to 1.33%	1.25%
PVIA - Short-Term Subaccount	2019	72,625	$10.05 to $10.55	$748,966	0.90% to 1.70%	1.08% to 1.88%	2.47%
PVIA - Short-Term Subaccount	2018	63,022	$9.95 to $10.36	$641,607	0.90% to 1.70%	-0.18% to 0.62%	2.19%
PVIA - Low Duration Subaccount	2022	260,088	$9.10 to $9.66	$2,436,371	0.90% to 1.75%	-7.36% to -6.58%	1.71%
PVIA - Low Duration Subaccount	2021	233,439	$9.82 to $10.34	$2,357,185	0.90% to 1.75%	-2.63% to -1.81%	0.52%
PVIA - Low Duration Subaccount	2020	208,916	$10.09 to $10.53	$2,158,257	0.90% to 1.75%	1.22% to 2.07%	1.20%
PVIA - Low Duration Subaccount	2019	203,120	$9.97 to $10.32	$2,063,171	0.90% to 1.75%	2.24% to 3.10%	2.77%
PVIA - Low Duration Subaccount	2018	178,245	$9.75 to $10.01	$1,761,454	0.90% to 1.75%	-1.40% to -0.56%	1.90%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
BNYS - Appreciation Subaccount	2022	17,494	$33.15 to $44.33	$682,021	0.90% to 1.70%	-19.62% to -18.98%	0.43%
BNYS - Appreciation Subaccount	2021	17,627	$41.25 to $54.71	$853,186	0.90% to 1.70%	24.65% to 25.64%	0.20%
BNYS - Appreciation Subaccount	2020	18,570	$33.09 to $43.55	$717,105	0.90% to 1.70%	21.31% to 22.28%	0.56%
BNYS - Appreciation Subaccount	2019	23,323	$27.28 to $35.61	$742,395	0.90% to 1.70%	33.51% to 34.57%	0.91%
BNYS - Appreciation Subaccount	2018	21,967	$20.43 to $26.47	$512,611	0.90% to 1.70%	-8.66% to -7.94%	0.94%
ROYI - Small-Cap Subaccount	2022	63,476	$19.53 to $43.21	$2,131,784	0.90% to 1.70%	-10.71% to -10.00%	0.38%
ROYI - Small-Cap Subaccount	2021	70,023	$21.87 to $48.01	$2,629,830	0.90% to 1.70%	26.67% to 27.67%	1.37%
ROYI - Small-Cap Subaccount	2020	94,301	$17.27 to $37.61	$2,872,678	0.90% to 1.70%	-8.71% to -7.98%	0.98%
ROYI - Small-Cap Subaccount	2019	106,580	$18.91 to $40.87	$3,646,310	0.90% to 1.70%	16.68% to 17.61%	0.74%
ROYI - Small-Cap Subaccount	2018	104,850	$16.21 to $34.75	$2,994,729	0.90% to 1.70%	-9.88% to -9.16%	0.72%
ROYI - Micro-Cap Subaccount	2022	21,476	$17.57 to $38.22	$751,216	0.90% to 1.70%	-23.73% to -23.13%	0.00%
ROYI - Micro-Cap Subaccount	2021	22,620	$23.04 to $49.72	$1,032,736	0.90% to 1.70%	27.81% to 28.82%	0.00%
ROYI - Micro-Cap Subaccount	2020	26,920	$18.03 to $38.59	$957,597	0.90% to 1.70%	21.72% to 22.69%	0.00%
ROYI - Micro-Cap Subaccount	2019	41,870	$14.81 to $31.46	$1,219,093	0.90% to 1.70%	17.55% to 18.48%	0.00%
ROYI - Micro-Cap Subaccount	2018	47,401	$12.60 to $26.55	$1,168,937	0.90% to 1.70%	-10.57% to -9.86%	0.00%
AIMI - Invesco V.I. EQV International Equity Series II Subaccount	2022	93,061	$13.29 to $15.98	$1,193,630	0.90% to 1.70%	-19.87% to -19.23%	1.42%
AIMI - Invesco V.I. EQV International Equity Series II Subaccount	2021	94,439	$16.46 to $19.94	$1,522,120	0.90% to 1.70%	3.84% to 4.66%	1.07%
AIMI - Invesco V.I. EQV International Equity Series II Subaccount	2020	93,571	$15.72 to $19.20	$1,449,609	0.90% to 1.70%	11.83% to 12.72%	2.07%
AIMI - Invesco V.I. EQV International Equity Series II Subaccount	2019	106,472	$13.95 to $17.17	$1,460,999	0.90% to 1.70%	26.10% to 27.09%	1.28%
AIMI - Invesco V.I. EQV International Equity Series II Subaccount	2018	129,780	$10.98 to $13.62	$1,426,708	0.90% to 1.70%	-16.63% to -15.97%	1.84%
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2022	554,510	$12.55 to $13.76	$7,212,237	0.90% to 1.75%	-15.98% to -15.28%	7.16%
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2021	591,488	$14.93 to $16.24	$9,123,916	0.90% to 1.75%	7.38% to 8.29%	2.88%
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2020	671,390	$13.91 to $15.00	$9,610,912	0.90% to 1.75%	8.09% to 9.01%	7.86%
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2019	717,334	$12.87 to $13.76	$9,463,494	0.90% to 1.75%	12.91% to 13.86%	0.00%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2018	778,786	$11.40 to $12.09	$9,068,304	0.90% to 1.75%	-8.33% to -7.55%	1.28%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2022	35,113	$21.35 to $24.50	$726,337	0.90% to 1.70%	-11.45% to -10.75%	0.15%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2021	38,956	$23.92 to $27.67	$909,367	0.90% to 1.70%	30.30% to 31.33%	0.25%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2020	44,970	$18.22 to $21.23	$802,435	0.90% to 1.70%	-4.46% to -3.70%	0.66%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2019	51,210	$18.92 to $22.22	$948,626	0.90% to 1.70%	14.49% to 15.39%	0.23%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2018	52,105	$16.39 to $19.41	$833,426	0.90% to 1.70%	-16.90% to -16.24%	0.23%
FRT2 - Franklin Income VIP Subaccount	2022	29,702	$21.28 to $23.22	$636,057	0.90% to 1.40%	-6.78% to -6.32%	4.85%
FRT2 - Franklin Income VIP Subaccount	2021	34,123	$22.82 to $24.78	$783,127	0.90% to 1.40%	15.14% to 15.71%	4.67%
FRT2 - Franklin Income VIP Subaccount	2020	33,529	$19.82 to $21.42	$668,128	0.90% to 1.40%	-0.70% to -0.21%	5.86%
FRT2 - Franklin Income VIP Subaccount	2019	33,957	$19.96 to $21.46	$681,155	0.90% to 1.40%	14.46% to 15.02%	5.39%
FRT2 - Franklin Income VIP Subaccount	2018	38,935	$17.44 to $18.66	$683,169	0.90% to 1.40%	-5.63% to -5.16%	4.66%
FRT2 - Franklin DynaTech VIP Subaccount	2022	3,520	$28.19	$99,238	1.40%	-40.79%	0.00%
FRT2 - Franklin DynaTech VIP Subaccount	2021	2,704	$47.61	$128,734	1.40%	14.54%	0.00%
FRT2 - Franklin DynaTech VIP Subaccount	2020	2,781	$41.57	$115,613	1.40%	42.88%	0.00%
FRT2 - Franklin DynaTech VIP Subaccount	2019	3,471	$29.09	$100,971	1.40%	29.35%	0.00%
FRT2 - Franklin DynaTech VIP Subaccount	2018	5,261	$22.49 to $24.07	$120,852	0.90% to 1.40%	1.70% to 2.21%	0.00%
FRT2 - Templeton Foreign VIP Subaccount	2022	103,938	$13.40 to $14.62	$1,422,016	0.90% to 1.40%	-8.88% to -8.43%	3.00%
FRT2 - Templeton Foreign VIP Subaccount	2021	107,947	$14.70 to $15.97	$1,616,560	0.90% to 1.40%	2.72% to 3.23%	1.81%
FRT2 - Templeton Foreign VIP Subaccount	2020	106,631	$14.31 to $15.47	$1,552,622	0.90% to 1.40%	-2.53% to -2.04%	3.44%
FRT2 - Templeton Foreign VIP Subaccount	2019	100,357	$14.68 to $15.79	$1,504,791	0.90% to 1.40%	10.98% to 11.53%	1.75%
FRT2 - Templeton Foreign VIP Subaccount	2018	106,789	$13.23 to $14.16	$1,439,345	0.90% to 1.40%	-16.62% to -16.20%	2.64%
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2022	200,579	$14.01 to $14.82	$2,869,009	0.90% to 1.70%	-13.74% to -13.05%	1.55%
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2021	285,870	$16.24 to $17.05	$4,762,425	0.90% to 1.70%	15.39% to 16.31%	4.09%
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2020	225,335	$14.08 to $14.66	$3,216,910	0.90% to 1.70%	14.82% to 15.74%	1.15%
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2019	250,354	$12.26 to $12.66	$3,105,988	0.90% to 1.70%	15.98% to 16.90%	0.00%
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2018	253,335	$10.57 to $10.83	$2,701,755	0.90% to 1.70%	-8.41% to -7.68%	0.49%
FRT4 - Franklin Income VIP Subaccount	2022	70,054	$17.70 to $18.14	$1,215,328	0.90% to 1.70%	-7.17% to -6.43%	4.39%
FRT4 - Franklin Income VIP Subaccount	2021	91,373	$19.07 to $19.39	$1,718,991	0.90% to 1.70%	14.64% to 15.55%	4.40%
FRT4 - Franklin Income VIP Subaccount	2020	99,933	$16.63 to $16.78	$1,633,762	0.90% to 1.70%	-1.11% to -0.32%	5.87%
FRT4 - Franklin Income VIP Subaccount	2019	113,214	$16.82 to $16.83	$1,867,776	0.90% to 1.70%	14.11% to 15.01%	5.25%
FRT4 - Franklin Income VIP Subaccount	2018	133,749	$14.63 to $14.74	$1,921,357	0.90% to 1.70%	-6.02% to -5.27%	4.62%
FRT4 - Franklin DynaTech VIP Subaccount	2022	39,502	$23.87 to $26.71	$952,921	0.90% to 1.65%	-41.17% to -40.74%	0.00%
FRT4 - Franklin DynaTech VIP Subaccount	2021	32,655	$40.27 to $45.40	$1,326,704	0.90% to 1.65%	14.20% to 15.05%	0.00%
FRT4 - Franklin DynaTech VIP Subaccount	2020	36,186	$35.00 to $39.75	$1,284,111	0.90% to 1.65%	42.36% to 43.42%	0.00%
FRT4 - Franklin DynaTech VIP Subaccount	2019	48,586	$24.41 to $27.92	$1,216,151	0.90% to 1.65%	28.90% to 29.86%	0.00%
FRT4 - Franklin DynaTech VIP Subaccount	2018	56,890	$18.79 to $21.66	$1,103,430	0.90% to 1.65%	1.41% to 2.17%	0.00%
FRT4 - Templeton Foreign VIP Subaccount	2022	793,913	$9.81 to $11.97	$7,914,093	0.90% to 1.75%	-9.33% to -8.57%	2.84%
FRT4 - Templeton Foreign VIP Subaccount	2021	849,265	$10.73 to $13.20	$9,314,944	0.90% to 1.75%	2.31% to 3.17%	1.63%
FRT4 - Templeton Foreign VIP Subaccount	2020	855,461	$10.40 to $12.91	$9,141,736	0.90% to 1.75%	-3.04% to -2.22%	3.26%
FRT4 - Templeton Foreign VIP Subaccount	2019	825,376	$10.64 to $13.31	$9,068,471	0.90% to 1.75%	10.56% to 11.49%	1.49%
FRT4 - Templeton Foreign VIP Subaccount	2018	855,810	$9.54 to $12.04	$8,489,105	0.90% to 1.75%	-17.00% to -16.30%	2.37%
FRT4 - Franklin Allocation VIP Subaccount	2022	35,573	$16.12 to $18.05	$551,289	0.90% to 1.70%	-17.59% to -16.94%	1.50%
FRT4 - Franklin Allocation VIP Subaccount	2021	37,527	$19.40 to $21.91	$702,681	0.90% to 1.70%	9.67% to 10.54%	1.62%
FRT4 - Franklin Allocation VIP Subaccount	2020	41,493	$17.55 to $19.97	$703,483	0.90% to 1.70%	9.88% to 10.75%	1.33%
FRT4 - Franklin Allocation VIP Subaccount	2019	42,897	$15.85 to $18.18	$658,687	0.90% to 1.70%	17.56% to 18.49%	3.06%
FRT4 - Franklin Allocation VIP Subaccount	2018	53,914	$13.38 to $15.46	$717,857	0.90% to 1.70%	-11.10% to -10.39%	2.91%
FEDS - Kaufmann Fund II Service Shares Subaccount	2022	31,439	$23.24 to $27.90	$708,337	0.90% to 1.65%	-31.39% to -30.88%	0.00%
FEDS - Kaufmann Fund II Service Shares Subaccount	2021	31,208	$33.62 to $40.67	$1,020,442	0.90% to 1.65%	0.60% to 1.35%	0.00%
FEDS - Kaufmann Fund II Service Shares Subaccount	2020	30,222	$33.17 to $40.42	$976,462	0.90% to 1.65%	26.39% to 27.33%	0.00%
FEDS - Kaufmann Fund II Service Shares Subaccount	2019	33,855	$26.05 to $31.98	$861,560	0.90% to 1.65%	30.76% to 31.73%	0.00%
FEDS - Kaufmann Fund II Service Shares Subaccount	2018	40,346	$19.78 to $24.46	$770,431	0.90% to 1.65%	2.35% to 3.11%	0.00%
FEDS - Managed Volatility Fund II Primary Shares Subaccount (note 4)	2020	667,635	$15.92 to $17.17	$10,917,966	0.90% to 1.75%	-0.81% to 0.03%	2.54%
FEDS - Managed Volatility Fund II Primary Shares Subaccount (note 4)	2019	701,910	$16.05 to $17.17	$11,534,851	0.90% to 1.75%	18.16% to 19.16%	2.11%
FEDS - Managed Volatility Fund II Primary Shares Subaccount (note 4)	2018	763,622	$13.59 to $14.41	$10,584,969	0.90% to 1.75%	-10.08% to -9.31%	2.90%
FEDS - Managed Volatility Fund II Service Shares Subaccount (note 4)	2020	273,375	$10.56 to $10.76	$2,902,784	0.90% to 1.70%	-0.98% to -0.19%	2.10%
FEDS - Managed Volatility Fund II Service Shares Subaccount (note 4)	2019	278,784	$10.66 to $10.78	$2,982,094	0.90% to 1.70%	17.91% to 18.85%	1.99%
FEDS - Managed Volatility Fund II Service Shares Subaccount (note 4)	2018	292,765	$9.04 to $9.07	$2,649,475	0.90% to 1.70%	-9.58%(a) to -9.32%(b)	0.00%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
IVYV - Delaware Ivy VIP Asset Strategy Subaccount	2022	143,452	$16.33 to $18.68	$2,515,281	0.90% to 1.65%	-16.12% to -15.50%	1.54%
IVYV - Delaware Ivy VIP Asset Strategy Subaccount	2021	153,530	$19.47 to $22.11	$3,199,856	0.90% to 1.65%	8.65% to 9.46%	1.57%
IVYV - Delaware Ivy VIP Asset Strategy Subaccount	2020	168,319	$17.92 to $20.20	$3,210,975	0.90% to 1.65%	12.02% to 12.86%	1.96%
IVYV - Delaware Ivy VIP Asset Strategy Subaccount	2019	191,487	$15.99 to $17.90	$3,258,889	0.90% to 1.65%	19.80% to 20.69%	2.04%
IVYV - Delaware Ivy VIP Asset Strategy Subaccount	2018	233,840	$13.35 to $14.83	$3,302,080	0.90% to 1.65%	-6.98% to -6.29%	1.81%
IVYV - Delaware Ivy VIP Natural Resources Subaccount	2022	32,203	$8.89 to $9.35	$274,112	0.90% to 1.65%	15.87% to 16.73%	1.64%
IVYV - Delaware Ivy VIP Natural Resources Subaccount	2021	39,684	$7.61 to $8.07	$289,711	0.90% to 1.65%	24.62% to 25.55%	1.59%
IVYV - Delaware Ivy VIP Natural Resources Subaccount	2020	44,272	$6.06 to $6.48	$258,164	0.90% to 1.65%	-13.42% to -12.78%	2.19%
IVYV - Delaware Ivy VIP Natural Resources Subaccount	2019	45,234	$6.95 to $7.48	$302,520	0.90% to 1.65%	7.68% to 8.48%	0.98%
IVYV - Delaware Ivy VIP Natural Resources Subaccount	2018	45,689	$6.41 to $6.95	$282,458	0.90% to 1.65%	-24.49% to -23.92%	0.30%
IVYV - Delaware Ivy VIP Science and Technology Subaccount	2022	12,743	$37.80 to $44.75	$524,384	0.90% to 1.70%	-32.98% to -32.45%	0.00%
IVYV - Delaware Ivy VIP Science and Technology Subaccount	2021	12,207	$56.40 to $66.25	$746,548	0.90% to 1.70%	13.24% to 14.14%	0.00%
IVYV - Delaware Ivy VIP Science and Technology Subaccount	2020	14,287	$49.81 to $58.05	$768,915	0.90% to 1.70%	33.09% to 34.15%	0.00%
IVYV - Delaware Ivy VIP Science and Technology Subaccount	2019	16,606	$37.42 to $43.27	$674,024	0.90% to 1.70%	46.99% to 48.15%	0.00%
IVYV - Delaware Ivy VIP Science and Technology Subaccount	2018	16,788	$25.46 to $29.21	$466,183	0.90% to 1.70%	-6.83% to -6.09%	0.00%
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount (note 4)	2021	401,796	$13.73 to $15.00	$5,730,519	0.90% to 1.75%	6.71% to 7.60%	1.10%
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount (note 4)	2020	424,115	$12.87 to $13.94	$5,645,647	0.90% to 1.75%	4.07% to 4.95%	2.23%
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount (note 4)	2019	466,818	$12.37 to $13.29	$5,947,425	0.90% to 1.75%	12.58% to 13.53%	2.22%
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount (note 4)	2018	502,143	$10.98 to $11.70	$5,660,786	0.90% to 1.75%	-7.66% to -6.88%	1.67%
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount (note 4)	2021	797,188	$14.70 to $16.06	$12,146,359	0.90% to 1.75%	9.15% to 10.07%	1.12%
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount (note 4)	2020	869,677	$13.47 to $14.59	$12,097,738	0.90% to 1.75%	4.08% to 4.96%	2.25%
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount (note 4)	2019	950,408	$12.94 to $13.90	$12,665,407	0.90% to 1.75%	14.30% to 15.26%	2.14%
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount (note 4)	2018	1,053,470	$11.32 to $12.06	$12,226,036	0.90% to 1.75%	-8.82% to -8.05%	1.61%
NLV2 - TOPS® Managed Risk Growth ETF Subaccount (note 4)	2021	322,291	$14.58 to $15.93	$4,839,411	0.90% to 1.75%	10.65% to 11.59%	1.06%
NLV2 - TOPS® Managed Risk Growth ETF Subaccount (note 4)	2020	352,727	$13.18 to $14.28	$4,774,341	0.90% to 1.75%	3.37% to 4.25%	2.11%
NLV2 - TOPS® Managed Risk Growth ETF Subaccount (note 4)	2019	383,180	$12.75 to $13.70	$5,001,710	0.90% to 1.75%	15.06% to 16.03%	1.94%
NLV2 - TOPS® Managed Risk Growth ETF Subaccount (note 4)	2018	406,582	$11.08 to $11.80	$4,599,726	0.90% to 1.75%	-10.30% to -9.54%	1.52%
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount (note 4)	2021	49,738	$12.86 to $13.49	$653,892	0.90% to 1.70%	6.70% to 7.54%	1.01%
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount (note 4)	2020	52,445	$12.05 to $12.55	$643,840	0.90% to 1.70%	3.89% to 4.72%	2.16%
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount (note 4)	2019	54,356	$11.60 to $11.98	$639,951	0.90% to 1.70%	12.57% to 13.46%	2.16%
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount (note 4)	2018	54,027	$10.30 to $10.56	$563,032	0.90% to 1.70%	-7.73% to -6.99%	1.75%
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount (note 4)	2021	81,013	$13.54 to $14.21	$1,124,972	0.90% to 1.70%	9.13% to 9.99%	1.05%
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount (note 4)	2020	81,396	$12.41 to $12.92	$1,031,429	0.90% to 1.70%	4.12% to 4.95%	2.28%
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount (note 4)	2019	79,165	$11.92 to $12.31	$959,563	0.90% to 1.70%	14.22% to 15.13%	2.11%
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount (note 4)	2018	79,513	$10.43 to $10.69	$840,279	0.90% to 1.70%	-8.93% to -8.21%	1.58%
NLV3 - TOPS® Managed Risk Growth ETF Subaccount (note 4)	2021	34,016	$13.84 to $14.52	$481,138	0.90% to 1.70%	10.55% to 11.43%	0.97%
NLV3 - TOPS® Managed Risk Growth ETF Subaccount (note 4)	2020	34,112	$12.52 to $13.03	$434,701	0.90% to 1.70%	3.42% to 4.24%	1.98%
NLV3 - TOPS® Managed Risk Growth ETF Subaccount (note 4)	2019	35,476	$12.10 to $12.50	$435,569	0.90% to 1.70%	14.98% to 15.89%	1.86%
NLV3 - TOPS® Managed Risk Growth ETF Subaccount (note 4)	2018	36,064	$10.53 to $10.79	$383,740	0.90% to 1.70%	-10.37% to -9.66%	1.50%

*	This represents the range of annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**	This represents the range of total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve-month period indicated. In the first year of inception, the returns are based on the period from inception date to period end and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****	The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average contract owners’ equity. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average contract owners’ equity for the period in which assets were present. The ratio is annualized in these instances.

(a) & (b)	Denote the minimum or maximum of the total return ranges, respectively, for the underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized.

KPMG LLP

Suite 3400

312 Walnut Street

Cincinnati, OH 45202

Report of Independent Registered Public Accounting Firm

To the Board of Directors of National Security Life and Annuity Company

and Contract Owners of National Security Variable Account N:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and contract owners’ equity of the subaccounts listed in the Appendix that comprise the National Security Variable Account N (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 2002.

Cincinnati, Ohio

April 20, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB VARIABLE PRODUCTS SERIES FUND, INC. - CLASS B

VPS Global Risk Allocation-Moderate Subaccount

VPS Growth & Income Subaccount

VPS Small Cap Growth Subaccount

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

Invesco V.I. Balanced-Risk Allocation Series II Subaccount

Invesco V.I. EQV International Equity Series II Subaccount (1)

ALLSPRING VARIABLE TRUST

VT Opportunity Subaccount

BNY MELLON VARIABLE INVESTMENT FUND - SERVICE SHARES

Appreciation Subaccount

FEDERATED HERMES INSURANCE SERIES

Kaufmann Fund II Service Shares Subaccount

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND - SERVICE CLASS

VIP Government Money Market Subaccount

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND - SERVICE CLASS 2

VIP Equity-Income Subaccount

VIP Growth Subaccount

VIP Mid Cap Subaccount

VIP Real Estate Subaccount

VIP Target Volatility Subaccount

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2

Franklin DynaTech VIP Subaccount

Franklin Income VIP Subaccount

Templeton Foreign VIP Subaccount

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 4

Franklin Allocation VIP Subaccount

Franklin DynaTech VIP Subaccount

Franklin Income VIP Subaccount

Templeton Foreign VIP Subaccount

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 5

Franklin VolSmart Allocation VIP Subaccount

GOLDMAN SACHS VARIABLE INSURANCE TRUST - INSTITUTIONAL SHARES

Large Cap Value Subaccount

Strategic Growth Subaccount

U.S. Equity Insights Subaccount

2

GOLDMAN SACHS VARIABLE INSURANCE TRUST - SERVICE SHARES

Large Cap Value Subaccount

Strategic Growth Subaccount

Trend Driven Allocation Subaccount

U.S. Equity Insights Subaccount

IVY VARIABLE INSURANCE PORTFOLIOS

Delaware Ivy VIP Asset Strategy Subaccount

Delaware Ivy VIP Natural Resources Subaccount

Delaware Ivy VIP Science and Technology Subaccount

JANUS ASPEN SERIES - SERVICE SHARES

Janus Henderson Balanced Subaccount

Janus Henderson Flexible Bond Subaccount

Janus Henderson Global Research Subaccount

Janus Henderson Overseas Subaccount

Janus Henderson Research Subaccount

J.P. MORGAN INSURANCE TRUST - CLASS I

Mid Cap Value Subaccount

Small Cap Core Subaccount

LAZARD RETIREMENT SERIES, INC. - SERVICE SHARES

Emerging Markets Equity Subaccount

Global Dynamic Multi-Asset Subaccount

International Equity Subaccount

U.S. Small-Mid Cap Equity Subaccount

LEGG MASON PARTNERS VARIABLE EQUITY TRUST - CLASS I

ClearBridge Variable Dividend Strategy Subaccount

ClearBridge Variable Large Cap Value Subaccount

LEGG MASON PARTNERS VARIABLE INCOME TRUST - CLASS II

Western Asset Core Plus VIT Subaccount

MFS® VARIABLE INSURANCE TRUST - SERVICE CLASS

Mid Cap Growth Subaccount

New Discovery Subaccount

Total Return Subaccount

MFS® VARIABLE INSURANCE TRUST II - SERVICE CLASS

Massachusetts Investors Growth Stock Subaccount

MORGAN STANLEY VARIABLE INSURANCE FUND, INC. - CLASS II

VIF Growth Subaccount

VIF U.S. Real Estate Subaccount

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - S CLASS

AMT Mid Cap Intrinsic Value Subaccount

OHIO NATIONAL FUND, INC.

ON AB Mid Cap Core Subaccount

ON AB Small Cap Subaccount

ON Balanced Model Subaccount

ON BlackRock Advantage International Equity Subaccount

ON BlackRock Advantage Large Cap Core Subaccount

3

ON BlackRock Advantage Large Cap Growth Subaccount

ON BlackRock Advantage Large Cap Value Subaccount

ON BlackRock Advantage Small Cap Growth Subaccount

ON BlackRock Balanced Allocation Subaccount

ON Bond Subaccount

ON Federated Core Plus Bond Subaccount

ON Federated High Income Bond Subaccount

ON Growth Model Subaccount

ON Janus Henderson Forty Subaccount

ON Moderate Growth Model Subaccount

ON Moderately Conservative Model Subaccount

ON Nasdaq-100® Index Subaccount

ON Risk Managed Balanced Subaccount

ON S&P 500® Index Subaccount

ON S&P MidCap 400® Index Subaccount

PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE SHARES

CommodityRealReturn® Strategy Subaccount

Global Bond Opportunities Subaccount

Low Duration Subaccount

Real Return Subaccount

Short-Term Subaccount

ROYCE CAPITAL FUND - INVESTMENT CLASS

Micro-Cap Subaccount

Small-Cap Subaccount

THE PRUDENTIAL SERIES FUND, INC. - CLASS II

PSF PGIM Jennison Focused Blend Subaccount

PSF PGIM Jennison Growth Subaccount

Statement of assets and contract owners’ equity as of December 31, 2022 and the related statements of operations and changes in contract owners’ equity for the period October 14, 2022 (commencement of operations) to December 31, 2022.

OHIO NATIONAL FUND, INC.

ON iShares Managed Risk Moderate Growth Subaccount

ON iShares Managed Risk Growth Subaccount

Statement of operations for the period January 1, 2022 to October 14, 2022 (substitution) and the statements of changes in contract owners’ equity the for the period January 1, 2022 to October 14, 2022 (substitution) and the year ended December 31, 2021.

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND - SERVICE CLASS 2

VIP Contrafund® Subaccount

NORTHERN LIGHTS VARIABLE TRUST - CLASS 2

TOPS® Managed Risk Balanced ETF Subaccount

TOPS® Managed Risk Growth ETF Subaccount

TOPS® Managed Risk Moderate Growth ETF Subaccount

NORTHERN LIGHTS VARIABLE TRUST - CLASS 3

TOPS® Managed Risk Balanced ETF Subaccount

TOPS® Managed Risk Growth ETF Subaccount

TOPS® Managed Risk Moderate Growth ETF Subaccount

4

Statement of operations for the period January 1, 2022 to May 20, 2022 (substitution) and the statements of changes in contract owners’ equity for the period January 1, 2022 to May 20, 2022 (substitution) and the year ended December 31, 2021.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST - CLASS I

Franklin Multi-Asset Dynamic Multi-Strategy VIT Subaccount

Statement of assets and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period June 25, 2021 (commencement of operations) to December 31, 2021.

OHIO NATIONAL FUND, INC.

ON U.S. Low Volatility Subaccount (1)

ON iShares Managed Risk Balanced Subaccount

Statement of changes in contract owners’ equity the for the period January 1, 2021 to June 25, 2021 (substitution).

JANUS ASPEN SERIES - SERVICE SHARES

Janus Henderson U.S. Low Volatility Subaccount

MORGAN STANLEY VARIABLE INSURANCE FUND, INC. - CLASS II

VIF Core Plus Fixed Income Subaccount

AB VARIABLE PRODUCTS SERIES FUND, INC. - CLASS B

VPS Dynamic Asset Allocation Subaccount

PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE SHARES

Total Return Subaccount

Global Diversified Allocation Subaccount

FEDERATED HERMES INSURANCE SERIES

Managed Volatility Fund II Primary Shares Subaccount

Managed Volatility Fund II Service Shares Subaccount

(1)	See the footnote to the statement of assets and contract owners’ equity for the former name of the subaccount.

5

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statutory Financial Statements and Supplementary Information

December 31, 2022, 2021 and 2020

(With Independent Auditors’ Report Thereon)

KPMG LLP

Suite 3400

312 Walnut Street

Cincinnati, OH 45202

Independent Auditors’ Report

The Board of Directors

National Security Life and Annuity Company:

Opinions

We have audited the statutory financial statements of National Security Life and Annuity Company (a wholly owned subsidiary of The Ohio Life Insurance Company) (the Company), which comprise the statutorystatements of admitted assets, liabilities, and capital and surplus as of December 31, 2022 and 2021, and the related statutory statements of income, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2022, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying statutory financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2022, in accordance with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the statutory financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2022.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the statutory financial statements, the statutory financial statements are prepared by the Company using accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the statutory financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the statutory financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Emphasis of Matter

As discussed in Note 3 to the statutory financial statements, effective January 1, 2020, the Company adopted new accounting guidance pursuant to section 21 of the Valuation Manual (VM-21) which revised the valuation of variable annuity and other contracts. Our opinions are not modified with respect to this matter.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the statutory financial statements in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●	Identify and assess the risks of material misstatement of the statutory financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory financial statements.

●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory financial statements.

●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the statutory financial statements as a whole. The supplementary information included in Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the statutory financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the statutory financial statements. The information has been subjected to the auditing procedures applied in the audits of the statutory financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory financial statements or to the statutory financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the statutory financial statements as a whole.

/s/ KPMG LLP

Cincinnati, Ohio

April 10, 2023

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus

December 31, 2022 and 2021

(Dollars in thousands, except share amounts)

Admitted Assets	2022	2021
Investments:
Bonds	$63,261	60,045
Cash, cash equivalents and short-term investments	6,572	5,595
Total investments	69,833	65,640
Amounts recoverable from reinsurers	190	218
Accrued investment income	506	456
Receivable from parent, subsidiaries and affiliates	37	—
Current federal income tax recoverable	—	364
Deferred tax asset, net	312	348
Other assets	2,148	2,253
Separate account assets	318,717	413,308
Total admitted assets	$391,743	482,587

Liabilities and Capital and Surplus
Life and annuity policies and contract reserves	$32,497	31,874
Liability for deposit type contracts	118	185
Current federal income taxes	81	—
Accounts payable to parent and affiliates	290	311
Amounts payable to reinsurers	322	338
Interest maintenance reserve	215	292
Asset valuation reserve	476	411
Other liabilities	269	375
Transfers to separate accounts due or accrued, net	(576)	(1,096)
Separate account liabilities	318,717	413,308
Total liabilities	352,409	445,998
Capital and surplus:
Class A common stock, $250 par value. Authorized, issued and outstanding 10,000 shares	2,500	2,500
Gross paid in and contributed surplus	33,272	33,272
Aggregate write-ins for special surplus funds	(14,000)	(14,000)
Unassigned surplus	17,562	14,817
Total capital and surplus	39,334	36,589
Total liabilities and capital and surplus	$391,743	482,587

See accompanying notes to statutory financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statutory Statements of Income

Years ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

	2022	2021	2020
Premiums and other considerations:
Life and annuity	$(2,669)	(2,818)	(716)
Total premiums and other considerations:	(2,669)	(2,818)	(716)
Investment income:
Interest on bonds	2,261	2,357	2,073
Interest on cash and short-term investments	1	—	4
Amortization of interest maintenance reserve	44	50	25
Total investment income	2,306	2,407	2,102
Less investment expenses	—	18	18
Net investment income	2,306	2,389	2,084
Commissions and expense allowances	18	17	30
Other income	9,601	10,852	10,341
Total income	9,256	10,440	11,739
Annuity benefits, fund withdrawals, and other benefits to policyholders and beneficiaries	28,972	36,790	31,552
Change in reserves for future policy benefits and other funds	847	(1,715)	728
Commissions	2,117	2,298	2,153
General insurance expenses	830	785	760
Insurance taxes, licenses, and fees	118	(148)	133
Net transfers from separate accounts	(26,993)	(33,298)	(27,868)
Total expenses	5,891	4,712	7,458
Income before provision (benefit) for federal income taxes and net realized capital losses	3,365	5,728	4,281
Provision (benefit) for federal income taxes	503	(484)	1,214
Income before net realized capital losses	2,862	6,212	3,067
Net realized capital losses, net of interest maintenance reserve and income taxes	(16)	(66)	(48)
Net income	$2,846	6,146	3,019

See accompanying notes to statutory financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statutory Statements of Changes in Capital and Surplus

Years ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

		Gross paid	Aggregate		Total
		in and	write-ins for		capital
	Common	contributed	special	Unassigned	and
	stock	surplus	surplus funds	(deficit) surplus	surplus
Balance at December 31, 2019	$2,500	33,272	(14,000)	5,176	26,948
Net income	—	—	—	3,019	3,019
Change in net deferred income tax	—	—	—	715	715
Change in nonadmitted assets and related items	—	—	—	(200)	(200)
Change in asset valuation reserve	—	—	—	(36)	(36)
Change in reserve valuation basis	—	—	—	(366)	(366)
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	287	287
Balance at December 31, 2020	2,500	33,272	(14,000)	8,595	30,367
Net income	—	—	—	6,146	6,146
Change in net deferred income tax	—	—	—	(1,370)	(1,370)
Change in nonadmitted assets and related items	—	—	—	355	355
Change in asset valuation reserve	—	—	—	(7)	(7)
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	14	14
Correction of errors, net of tax	—	—	—	1,084	1,084
Balance at December 31, 2021	2,500	33,272	(14,000)	14,817	36,589
Net income	—	—	—	2,846	2,846
Change in net deferred income tax	—	—	—	273	273
Change in nonadmitted assets and related items	—	—	—	(309)	(309)
Change in asset valuation reserve	—	—	—	(65)	(65)
Balance at December 31, 2022	$2,500	33,272	(14,000)	17,562	39,334

See accompanying notes to statutory financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statutory Statements of Cash Flow

Years ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

	2022	2021	2020
Cash flow from operations:
Premiums, other considerations, and fund deposits	$2,099	2,771	4,425
Investment income	2,264	2,366	2,087
	4,363	5,137	6,512
Less:
Death and other benefits	24,328	31,674	26,097
Commissions, taxes, and other expenses	3,224	3,727	3,225
Net transfers from Separate Accounts	(27,513)	(34,468)	(27,518)
	39	933	1,804
Net cash provided by operations	4,324	4,204	4,708
Cash flow from investing activities:
Proceeds from investments sold, matured, or repaid:
Bonds	6,669	11,465	8,173
Less cost of investments acquired:
Bonds	9,978	14,407	12,205
Net cash used in investing activities	(3,309)	(2,942)	(4,032)
Cash flow from financing and other miscellaneous sources:
Withdrawals on deposit-type contracts and other liabilities	(73)	(73)	(84)
Other, net	35	117	(238)
Net cash (used in) provided by financing	(38)	44	(322)

Net increase in cash, cash equivalents and short-term investments	977	1,306	354
Cash, cash equivalents and short-term investments:
Beginning of year	5,595	4,289	3,935
End of year	$6,572	5,595	4,289

See accompanying notes to statutory financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

(1)	Organization and Business

National Security Life and Annuity Company (“NSLAC” or the “Company”) is a stock life insurance company domiciled in New York and wholly owned by The Ohio National Life Insurance Company (“ONLIC”), a stock life insurance company. ONLIC is 100% owned by Constellation Insurance, Inc. (“CNII”), formerly Ohio National Financial Services, Inc. (“ONFS”), a stock holding company. CNII is 100% owned by Constellation Insurance Holdings, Inc. (“CIHI”), formerly Ohio National Holdings, Inc. (“ONHI”) and Ohio National Mutual Holdings, Inc. (“ONMH”) a stock holding company organized under Ohio insurance law.

On March 22, 2021, the Board of Directors of ONMH unanimously approved an agreement to enter into a strategic transaction (“Transaction”) with Constellation Insurance, LP (“Constellation”) whereby Constellation would acquire ONMH. The agreement was signed on March 22, 2021. Constellation, is backed by Caisse de dépôt et placement du Québec (“CDPQ”) and Ontario Teachers’ Pension Plan Board (“Ontario Teachers’”), two of the world’s largest, premier, long-term institutional investors.

On March 11, 2022, the Members of ONMH voted to approve the Transaction. The Ohio Department of Insurance (“Department”) conducted a public hearing on March 18, 2022. ONMH received an order approving the Transaction and closed the Transaction on March 31, 2022.

The Transaction was structured as a sponsored demutualization, which means ONMH converted to a stock company. Eligible members were compensated, in the aggregate of $500 million, for the extinguishment of their membership interests with additional policy benefits or cash, as applicable. In addition to member compensation, an additional $500 million of capital will be infused into ONLIC evenly over a four-year period beginning one year after the closing of the Transaction, further strengthening ONLIC’s capital position and its ability to fulfill its obligations and to invest in the future of the business.

All references to activity entered into while under the ONFS or ONMH/ONHI names impacting the Company throughout the remainder of these footnotes have been updated to the new names of CNII and CIHI, respectively.

The Company is licensed in 17 states and the District of Columbia and markets a portfolio of variable annuity products. The Company is subject to regulation by the insurance departments of the states in which it is licensed and undergoes periodic examinations by those departments.

Effective March 16, 2018, the Company no longer actively markets or issues new individual variable annuity business, which currently represents the majority of the Company’s inforce contracts and policies.

All references to activity entered into while under the ONFS or ONMH/ONHI names impacting the Company throughout the remainder of these footnotes have been updated to the new names of CNII and CIHI, respectively.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

(2)	Basis of Presentation

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by The New York State Department of Financial Services (the “Department”), which is an other comprehensive basis of accounting that differs from U.S. generally accepted accounting principles (“GAAP”). The Department requires that insurance companies domiciled in the State of New York prepare their statutory basis financial statements in accordance with the Statement of Statutory Accounting Principles (“SSAP”) that are described in the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures Manual (the “Manual”) subject to any deviations prescribed or permitted by the state insurance commissioner.

The Company does not have any permitted statutory accounting practices as of December 31, 2022 and December 31, 2021.

However, the Department has required the Company to adopt certain prescribed reserve methodologies that differ from those found in NAIC SSAP, specifically, the methodology used within the Company’s asset adequacy reserve calculation. See Note 8 for further information.

Statutory accounting practices are different in some respects from financial statements prepared in accordance with GAAP. The primary reasons for the differences between equity and net income on a GAAP basis versus capital and surplus and net income on a statutory basis are that, for GAAP reporting purposes:

●	The costs related to acquiring business, principally commissions and certain policy issue expenses related to successful acquisition efforts, are amortized over the period benefited rather than charged to income in the year incurred;

●	future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals;

●	investments in fixed maturity securities are carried at either amortized cost or fair value based on their classifications; investments in fixed maturity securities classified as available-for-sale are carried at estimated fair value with net unrealized holding gains and losses reported in other comprehensive income; fixed maturity securities designated as trading are carried at fair value with net unrealized holding gains and losses reported in income; under statutory accounting, investments in bonds are reported at the lower of amortized cost or fair value based on their NAIC rating and any adjustments to fair value are reported directly in surplus (see Note 3(c) for more information regarding bond valuation);

●	only contracts that have significant mortality or morbidity risk are classified as insurance contracts; otherwise, they are accounted for in a manner consistent with the accounting for interest bearing or other financial instruments; for statutory reporting, contracts that have any mortality or morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts;

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

●	the asset valuation reserve and interest maintenance reserve are not recorded;

●	under GAAP, “nonadmitted” assets do not exist, while for statutory reporting nonadmitted assets are excluded from surplus (see Note 3(b) for more information regarding nonadmitted assets);

●	changes in deferred taxes are recognized in operations;

●	there is a presentation of other comprehensive income and comprehensive income;

●	certain assets and liabilities are reported gross of ceded reinsurance balances;

●	deposits to universal life contracts, investment contracts and limited payment contracts are not included in revenue;

●	negative cash balances are reported as liabilities;

●	certain annuity related contracts give rise to embedded derivatives for GAAP while STAT does not recognize these embedded derivatives; and

●	on a statutory basis only, the correction of immaterial prior period errors are recorded directly to surplus.

The effects of the foregoing variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

(3)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect statutory financial reporting are summarized below.

(a)	Use of Estimates

In preparing the statutory financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the date of the statutory financial statements, and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The most significant estimates and assumptions include those used in determining the liability for future policy benefits and claims, contingencies, provision for income taxes, deferred taxes, uncertain income tax positions and contingencies, and valuation of and impairment losses on investments. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the date of the statutory financial statements. Management believes the amounts provided are appropriate.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

(b)	Nonadmitted Assets

Certain assets designated as “nonadmitted assets” (principally certain deferred taxes, and certain receivables) have been excluded from total admitted assets by a direct charge to surplus.

(c)	Investments

Investment Income

Interest on investments is recorded within investment income. Realized capital gains and losses are reported net of federal income tax and transfers to the interest maintenance reserve (“IMR”). Realized gains (losses) on the sale of investments are determined on the basis of specific security identification on the trade date. Unrealized gains and losses on investments are charged or credited to unassigned surplus in accordance with NAIC rules.

Interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

Bonds

Bonds are valued as prescribed by the Securities Valuation Office (“SVO”) of the NAIC Investment Analysis Office. Bonds are rated as “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality), “5” (lowest quality, not in or near default) or “6” (lowest quality, in or near default). Bonds rated as categories 1 through 5 are reported in the statutory financial statements at amortized cost using the modified scientific method. Bonds rated as category 6 are reported at the lower of amortized cost or fair value.

Mortgage-backed securities are generally stated at amortized cost and are amortized using anticipated prepayment assumptions based on a retrospective adjustment method that estimates prepayment activity by utilizing certain factors, including seasonality, current levels of interest rates, economic activity, and the term and age of the underlying collateral.

Management regularly reviews its bond portfolio in order to evaluate the necessity to record impairment losses for other-than-temporary declines in estimated fair value of investments. See Note 6 for management’s description and analysis of the portfolio.

Cash, Cash Equivalents and Short-term Investments

Short-term investments are carried at amortized cost and cash equivalents are carried at fair value. Cash equivalents are short-term and highly liquid investments with original maturities of three months or less, and short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at time of purchase.

(d)	Separate Accounts

Separate account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. Separate account liabilities for individual annuities issued in 1992 and after represent contract holders’ funds adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). The difference between full account value and CARVM is reflected in transfers to separate accounts due or accrued, net, as prescribed by the NAIC, on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. The annual change in the difference between full account value and CARVM is reflected in the Statutory Statements of Income as part of the net transfers from separate accounts. The Company’s revenue reflects fees charged to the separate accounts including administrative services and risks assumed and for the activity related to guaranteed contracts, which are riders to existing variable annuity contracts that are guaranteed by the Company’s general account assets.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

Premium income, benefits and expenses of the separate accounts are included in the Statutory Statements of Income with the offset recorded in net transfers from separate accounts in the Statutory Statements of Income. Investment income and realized capital gains (losses) on the assets of separate accounts, other than seed money, accrue to contract holders and are not recorded in the Statutory Statements of Income. Unrealized capital gains (losses) on assets of separate accounts accrue to contract holders and, accordingly, are reflected in the separate account liability to the contract holder.

(e)	Revenues and Expenses

Premiums are credited to revenue over the premium paying period of the policies. Universal life and annuity premiums are recognized as revenue when received. Amounts received related to deposit contracts with mortality or morbidity risk, such as traditional life products and certain annuities with life contingencies, are recorded as premiums. Amounts received as payment for deposit contracts that do not incorporate any mortality or morbidity risk, including those annuities without life contingencies, are not reported as revenue, but are recorded directly to the appropriate policy reserve account.

Expenses, including acquisition costs related to acquiring new business, are charged to operations as incurred.

(f)	Reserves for Future Policy Benefits

Life Policies and Contracts

Life reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. The mortality tables and interest assumptions used are the 1958 Commissioners Standard Ordinary (“CSO”) table with interest rates of 3.0% to 4.5% and the 1980 CSO table with interest rates from 5.0% to 6.0%.

The Company waives the deduction of deferred fractional premium at death and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves. Reserves are computed using continuous functions to reflect these practices.

The method used in valuation of substandard policies is to hold 50% of the annual substandard premium as the substandard reserve in addition to the reserve calculated using standard mortality.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

The Company had no individual life insurance in force or related reserves as of December 31, 2022 and 2021, for which the gross premiums were less than the net premiums according to the standard valuation set by the Department.

Tabular interest, tabular less actual reserves released, and tabular cost for all life contracts are determined in accordance with NAIC Annual Statement instructions. Variable life insurance products use a formula that applies a weighted average credited rate to the mean account value.

Annuity and Other Deposit Funds

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder.

The Company also issues nontraditional variable annuity contracts in which the Company provides various forms of guarantees/riders to benefit the related contract holders.

The Company has five main types of rider benefits offered with individual variable annuity contracts:

●	guaranteed minimum death benefit (“GMDB”);

●	guaranteed minimum income benefit (“GMIB”);

●	guaranteed minimum accumulation benefit (“GMAB”);

●	guaranteed minimum withdrawal benefit (“GMWB”); and

●	guaranteed lifetime withdrawal benefit (“GLWB”).

Effective January 1, 2020, the Company began reserving for all variable annuity policies in-force under section 21 of the Valuation Manual (“VM-21”). VM-21 sets forth requirements for the valuation of principles based reserves (“PBR”) for variable annuity and other contracts involving certain guaranteed benefits similar to those offered with variable annuities. VM-21 is a holistic reserve methodology, thus rider benefit reserves are not determined separately from the base reserve but rather on the policy as a whole. The requirement applies the principles of asset adequacy analysis directly to the risks associated with these products and guarantees. The VM-21 liability is evaluated with both company assumptions and prescribed assumptions under stochastic scenarios net of currently held applicable hedge asset cash flows. The Company holds the reserve liability valuation at the Conditional Tail Expectation (“CTE”) 70 level of the company assumptions value plus any additional standard projection amount and is subject to a floor of cash surrender value. These guarantee reserves are included in the general account reserves. Prior to 2020, these policies were reserved under the Actuarial Guideline 43.

The reserves and deposit liabilities for individual deferred annuity products have been established based on the participants’ net contributions, policy term, interest rates and various contract provisions. The average interest rate credited on these annuity policies was 2.72%, 2.67% and 2.63% for the years ended December 31, 2022, 2021 and 2020, respectively. The reserves for individual annuity policies issued after 1991 have been adjusted for possible future surrender charges in accordance with CARVM.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

Reserves for ordinary (individual) immediate annuities are determined using either the Annuity 2000 Mortality Table at interest rates of 4.5% to 5.5% or the IAR2012 Mortality Table at interest rates of 1.5% to 4.25%.

(g)	Asset Valuation Reserve/Interest Maintenance Reserve

In compliance with statutory requirements, the Company maintains an asset valuation reserve (“AVR”) and an IMR as prescribed by the NAIC.

The AVR is a formula reserve, which addresses specific asset risk areas and consists of the default component and the equity component. The default component provides for future credit-related losses on bonds, including corporate debt securities. The equity component covers all types of equity investments. The two components are designed to address the default and equity risks of the Company’s assets by calculating maximum reserve targets and controlling the flow of the reserve from and into surplus. The change in AVR is charged or credited directly to unassigned surplus.

The IMR minimizes the Statutory Statements of Income impact of interest rate related realized capital gains and losses. Realized capital gains and losses for all types of bonds that result from changes in the overall level of interest rates are removed from the net realized capital gains (losses) amount and credited or charged to the liability for IMR. This liability is amortized into income over the remaining life of each bond based on a seriatim method.

Credit related other-than-temporary impairment losses are recorded through the AVR; interest related other-than-temporary impairment losses are recorded through the IMR.

(h)	Reinsurance

Reinsurance is an agreement by which a reporting entity transfers all or part of its risk under a contract to another reporting entity. For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or these that delay the timely reimbursement of claims.

Accounting for reinsurance requires the use of significant management estimates and assumptions, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risk. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the strength of counterparties to its reinsurance agreements. Reinsurance does not discharge the Company from its primary liability to policyholders, and to the extent that a reinsurer were unable to meet its obligations, the Company would be liable to policyholders.

Premium income, benefits to policyholders, and policyholders’ reserves are stated net of reinsurance. Premiums, benefits and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance agreements. The Company records a receivable for reinsured benefits paid and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded are recorded as revenue.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

(i)	Income Taxes

Total federal income taxes are based upon the Company’s best estimate of its current and deferred tax liabilities. Current tax expense is reported in the Statutory Statements of Income as provision for federal income tax expenses if resulting from operations, and within net realized capital gains (losses) if resulting from capital transactions. Changes in the balance of deferred taxes, which provided for book versus tax temporary differences, are subject to limitations and are reported on various lines within surplus. Limitations of deferred income taxes are recorded on the change in nonadmitted assets line, whereas, deferred taxes associated with net unrealized capital gains (losses) are shown within that caption on a net basis. Accordingly, the reporting of temporary differences, such as reserves and policy acquisition costs, and permanent differences, such as dividend received deduction and tax credits, results in effective tax rates that differ from the federal statutory tax rate.

The Company is included as part of the life/non-life consolidated federal income tax return of its ultimate parent, ONMH. The method of allocation of tax among the consolidated affiliates is subject to a written agreement and is based on the affiliates’ separate company taxable income. Net operating losses and realized losses are settled when utilized. Intercompany tax balances are settled quarterly.

On March 27, 2020, the Coronavirus Aid, Relief and Economic Security (“CARES”) Act was enacted and signed into law. The CARES Act included, among other items, measures concerning income tax, payroll tax credits, and loan programs. The CARES Act permitted net operating loss (“NOL”) carryovers and carrybacks to offset 100% of taxable income for taxable years beginning before 2021. In addition, the CARES Act allowed NOLs incurred in 2018, 2019, and 2020 to be carried back to generate a refund of previously paid income taxes. There was no impact to income taxes for the Company related to the NOL changes. The Company did not participate in any of the CARES payroll tax credits or loan programs.

On August 16, 2022, the Inflation Reduction Act was enacted and signed into Law. The Act included a number of tax-related provisions including a new corporate alternative minimum tax (“CAMT”). The Act will be effective for tax years beginning after 2022, however, the Company does not expect to be subject to CAMT.

(j)	Litigation Contingencies

The Company may be subject to legal actions arising in the normal course of business. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company’s financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of loss can be reasonably estimated. Legal costs are recognized as incurred, and for the estimated amount to be incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company’s statutory financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

(k)	New Accounting Standards

In April 2020 and May 2021, the NAIC adopted with modification ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting and ASU 2021-01, Reference Rate Reform (Topic 848), with an expiration date of December 31, 2022. The guidance provides temporary optional expedients and exceptions relating to contract modifications and hedging relationships that reference the London Inter-Bank Offered Rate (“LIBOR”) or another reference rate expected to be discontinued. The adoption of this guidance did not impact the Company’s statutory financial statements.

In July 2020, the NAIC issued revisions to SSAP No.26R, Bonds, effective January 1, 2021. These revisions clarify that the accounting and reporting of investment income and capital gains/losses, due to the early liquidation either through a called bond or a bond tender offer, shall be similarly applied. The adoption of this guidance did not impact the Company’s statutory financial statements.

(l)	Subsequent Events

The Company has evaluated subsequent events through April 10, 2023, the date the statutory financial statements were available to be issued.

(4)	Business Risks and Uncertainties

The Company participates in an industry where there are risk factors that could have material adverse effects on the business and operating results. The following is a description of the various risk factors:

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which the Company operates could result in increased competition, reduced demand for the Company’s products, or additional unanticipated expenses in the pricing of its products.

State insurance regulators and the NAIC regularly re-examine existing laws and regulations applicable to insurance companies and their products. Changes in these laws and regulations may be designed to protect or benefit policyholders and thus affect the Company’s operating results.

Increased assessments from guaranty associations may occur if there is an increase of impaired, insolvent or failed insurers in the jurisdictions in which the Company operates.

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. The Company’s largest distributor of variable annuity products accounted for approximately 31% of total individual annuity reserves as of December 31, 2022 and 2021. It is possible that a change in the Company’s relationship with this distributor could result in a decrease in revenues from the loss of existing variable annuity deposits or from a decrease in future total variable annuity deposits. The Company has entered into a 100% coinsurance agreement with ONLIC for certain guaranty benefit riders. If the Company is unable to continue to negotiate acceptable coinsurance arrangements in the future, management could be required to seek other methods for maintaining required capital.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

Mortality Risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation may occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company attempts to reduce this risk through geographical diversification and the purchase of reinsurance.

Reinsurance Risk is the risk that the reinsurance companies, where the Company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into reinsurance agreements to cede a portion of its general account life and annuity business. The Company attempts to mitigate this risk by monitoring the ratings of reinsurance companies it chooses to cede risk, requiring collateral to support ceded reserves, and/or following up on any outstanding balances with reinsurance companies.

Ratings Risk is the risk that rating agencies change their outlook or rating of the Company. If such ratings were lowered significantly relative to its competitors, the Company’s ability to market products to new customers could be harmed, and the Company could potentially lose existing customers. The Company monitors its Risk-Based Capital (“RBC”) and other ratios for adequacy and maintains regular communications with the rating agencies in its effort to minimize the adverse impact of this risk.

Cyber-Security Risk is the potential for information and systems to be vulnerable to adverse events, such as breaches, thefts, compromised integrity, damage, fraud, or business disruption, caused by internal, external or third parties. The loss of confidentiality, integrity or availability for information and systems could disrupt operations, result in the loss of business, materially affect profitability and negatively impact the Company’s reputation. The current working environment is unprecedented with wide-scale remote usage of the Company’s networks and may expose the Company to increased cyber-security vulnerability. The Company utilizes a defense in depth approach to physically, administratively and technically mitigate cyber-security risk. Multiple layers of security controls provide redundancy in the event a security control fails, or a vulnerability is exploited. The Company continually monitors cyber-security risk and implements new processes, controls and technology to address risks as they are identified. Despite these efforts, there is still a risk a cyber-security incident could happen.

Credit Risk is the risk that issuers of investment securities or other parties, including reinsurers, default on their contractual obligations or experience adverse changes that would affect the Company. The Company attempts to minimize the adverse impact of this risk by monitoring the portfolio diversification, the Company’s exposure to impairment, collectability of the loans, and the credit quality of reinsurers.

Banking risk is the risk associated with the Company’s concentrations of credit risk of its cash deposits and checking account balances, and risk of institutional failure. The Company maintains its cash deposits and checking account balances in various bank accounts that, at times, may exceed federally insured limits. The Company’s cash deposits and checking account balances have been placed with high credit quality financial institutions. The Company has not experienced, nor does it anticipate, any losses with respect to such accounts. Subsequent to the balance sheet date, there have been prominent bank failures in the United States that resulted in a seizure by government agencies. The Company has no direct exposure to these failures, but as a result of these failures the Company is examining all of its bank relationships to ensure they are sufficiently protected from potential future failures. The Company will continue to monitor the ongoing situation.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

Interest Rate Risk is the risk that interest rates will change and impact the valuation of the bond investments. A change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Equity Market Risk is the risk of loss due to declines in the equity markets in which the Company participates. A decline in the stock market will affect the contract value of the Company’s individual variable annuity contracts, which offer guaranteed benefit riders. Losses in the equity market could result in declines in separate account assets and assets under management, which would affect investment management fees revenue. The Company attempts to minimize the adverse impact of this risk by monitoring the diversification of the Company’s investment portfolio and through reinsurance arrangements with third parties.

The Company does not have any direct exposure within its investment portfolio to businesses in Russia or the Ukraine. However, the ongoing conflict between the two countries is impacting global economic and financial markets exacerbating ongoing economic challenges. The Company is actively monitoring the impact of the conflict on its investment portfolio.

Inflation Risk is the risk that inflation will undermine the performance of investments. Times of rising inflation will cause interest rates to increase. As discussed above, interest will change and impact the valuation of the Company’s investments. The Company has the ability to hold securities until maturity and has the ability to adjust product crediting rates allowing the Company to mitigate the potential of liabilities coming due more quickly than the assets mature. The long-term nature of the Company’s business allows for the Company to manage through periods of change. The Company is monitoring the responsive monetary policy actions taken or anticipated to be taken by central banks to curb inflation and the corresponding impact on market interest rates.

Liquidity Risk is the risk that the Company may not have the ability to sell certain investments to meet obligations of the Company.

Investment Risk – see Note 6 for additional risks specific to the investment portfolio.

Coronavirus (“COVID-19”) Risk is the potential risk the Company continues to be exposed to the ongoing impacts of the COVID-19 pandemic. Significant legislative and regulatory activity has occurred in the U.S., and around the world, in response to the pandemic with unprecedented fiscal and monetary policies. With many of these stimulus programs having concluded, the Company continues to monitor and evaluate the long-term impact of the crisis on its operations and financial condition.

Transaction Risk is the risk associated with the Constellation acquisition discussed in Note 1. Although the Transaction has been completed, the Company may encounter a few issues related to the Transaction:

•	Changes in applicable laws or regulations; the risk that the transactions contemplated by the Transaction agreement will not qualify for their intended tax treatment;

•	The possibility that the Company may be adversely affected by other economic, business, and/or competitive factors;

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

•	Uncertainty about the effect of the proposed Transaction on the Company’s employees, customers, and other parties with whom they have business relationships may have an adverse effect on its business and results of operations.

Litigation is common in connection with acquisitions of companies, regardless of any merits related to the claims. In the event lawsuits are filed against the Company, the outcome of the lawsuits would be uncertain, and the Company may not be successful in defending against any such claims. While the Company will defend against any lawsuits filed against it in connection with the Transaction, the costs of the defense of such actions and other effects of such litigation could have an adverse effect on its business, financial condition and operating results.

The Company is working closely with Constellation to mitigate any exposure associated with the Transaction as well as working with the rating agencies on potential impacts; having open communication with customers, producers and employees; and implementing strategic plans to enhance its capital position.

(5)	Fair Value Measurements

Included in various investment related line items in the statutory financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds when carried at the lower of cost or market.

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The market approach utilizes prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. The income approach uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in circumstances.

The Company is required to categorize its assets and liabilities that are carried at estimated fair value on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus into a three level hierarchy based on the priority of the inputs to the valuation technique in accordance with SSAP No. 100, Fair Value Measurements. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure estimated fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

The levels of the fair value hierarchy are as follows:

●	Level 1 – Fair value is based on unadjusted quoted prices for identical assets and liabilities in an active market at the measurement date. The types of assets and liabilities utilizing Level 1 valuations generally include cash, cash equivalents and short-term investments, and separate account assets.

●	Level 2 – Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets or that are derived principally from, or corroborated by, observable market data through correlation or other means for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government agency securities; municipal bonds; foreign government debt; certain corporate debt; asset-backed, mortgage-backed, and private placement securities; certain common stocks; and cash equivalent securities.

●	Level 3 – Fair value is based on unobservable inputs for the asset or liability for which there is little or no market activity at the measurement date. Unobservable inputs used in the valuation reflect management’s best estimate about the assumptions market participants would use to price the asset or liability. The types of assets and liabilities utilizing Level 3 valuations generally include certain corporate debt, and asset-backed or mortgage-backed securities.

The following tables present the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31:

	Level 1	Level 2	Level 3	Total
2022
Assets:
Investments:
Cash, cash equivalents and short-term investments	$6,572	—	—	6,572
Other assets:
Separate account assets	318,717	—	—	318,717
Total assets	$325,289	—	—	325,289

2021
Assets:
Investments:
Cash, cash equivalents and short-term investments	$5,595	—	—	5,595
Other assets:
Separate account assets	413,308	—	—	413,308
Total assets	$418,903	—	—	418,903

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

The carrying amount and the NAIC estimated fair value of all financial instruments were as follows as of December 31. The valuation techniques used to estimate these fair values are described below.

	Carrying	NAIC estimated fair	Fair value hierarchy level
	amount	value	Level 1	Level 2	Level 3
2022
Assets:
Investments:
Bonds	$63,261	54,961	1,460	53,501	—
Cash, cash equivalents and short-term investments	6,572	6,572	6,572	—	—
Other assets:
Separate account assets	318,717	318,717	318,717	—	—
Liabilities:
Individual deferred and immediate annuity contracts	$18,602	19,787	—	19,787	—
Separate account liabilities	318,717	318,717	318,717	—	—

2021
Assets:
Investments:
Bonds	$60,045	62,887	1,732	61,155	—
Cash, cash equivalents and short-term investments	5,595	5,595	5,595	—	—
Other assets:
Separate account assets	413,308	413,308	413,308	—	—
Liabilities:
Individual deferred and immediate annuity contracts	$18,058	18,628	—	18,628	—
Separate account liabilities	413,308	413,308	413,308	—	—

Determination of Fair Values

The valuation methodologies used to determine the estimated fair values of assets and liabilities under the exit price notion of SSAP No. 100, Fair Value Measurements, reflect market participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the estimated fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines estimated fair value based on future cash flows discounted at the appropriate current market rate. Estimated fair values include adjustments for credit-related and liquidity issues of the underlying issuer of the investment.

The Company has policies and guidelines that establish valuation methodologies and consistent application of such methodologies. These policies and guidelines provide controls around the valuation process. These controls include appropriate review and analysis of investment prices against market activity or price variances, review of price source changes, and review of methodology changes.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

The following is a discussion of the methodologies used to determine estimated fair values for the financial instruments listed in the above tables:

Bonds – The estimated fair value of bonds is based on market prices published by the SVO where available. Otherwise, the fair value of bonds is generally obtained from independent pricing services based on market quotations of reported trades for identical or similar securities. The Company classifies these bonds as Level 1 assets.

When there are no recent reported trades, the Company uses third party pricing services that use matrix or model processes to develop a security price using future cash flow expectations and collateral performance discounted at an estimated market rate. For the pricing of asset-backed and mortgage-backed securities, the models include estimates for future principal prepayments based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these securities have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these bonds as Level 2 assets.

Bonds not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular bond to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular bond. Since the inputs used for the internal pricing matrix are based on observable market data, the Company has classified these fair values as Level 2.

In some instances the independent pricing service will price securities using independent broker quotations from market makers and other broker/dealers recognized to be market participants, which utilize inputs that may be difficult to corroborate with observable market data. These bonds are classified as Level 3 assets.

Cash, cash equivalents and short-term investments – Cash is considered a Level 1 asset as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. Cash is comprised of bank deposits.

Short-term investments are considered Level 2 since they are short-term, highly liquid investments that are not traded on an active market but are both, a) readily convertible to known amounts of cash, and b) so near their maturity that they present insignificant risk of changes in value because of changes in interest rates. These short-term investments are recorded at carrying value, which approximates fair value since they are so close to maturity.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

Separate account assets – Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities and reported as a summarized total on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. The underlying securities are mutual funds that are valued using the reported net asset value, which is published daily. The Company has classified separate account assets as Level 1 assets.

Individual deferred and immediate annuity and investment contracts – The fair value of the Company’s liabilities under investment contracts is disclosed using one of two methods. For investment contracts without defined maturities, fair value is the estimated amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company. The inputs are market observable; therefore, the Company has classified these as Level 2 assets.

Asset Transfers Between Levels

The Company reviews its fair value hierarchy classifications annually. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities.

There were no transfers between levels in 2022 or 2021.

(6)	Investments

Investment Risks and Uncertainties

Investments are exposed to various risks and uncertainties that affect the determination of estimated fair values, the ability to sell certain investments during strained market conditions, the recognition of impairments, and the recognition of income on certain investments. These risks and uncertainties include:

●	the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer;

●	the risk that the economic outlook, including fluctuations in interest rates and inflationary pressures, will be worse than expected or have more of an impact on the issuer than anticipated;

●	the risk that the Company obtains inaccurate information for the determination of the estimated fair value estimates and other-than-temporary impairments; and

●	the risk that new information or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value.

Any of these situations are reasonably possible and could result in a charge to income in a future period. During 2022, rising inflation led to increases in interest rates resulting in larger unrealized losses on the Company’s investment portfolio.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

The determination of impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with each asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

The recognition of income on certain investments, including asset-backed and mortgage-backed securities, is dependent upon certain factors such as prepayments and defaults, and changes in factors could result in changes in amounts to be earned.

Bonds

Bonds by Sector

The carrying value, gross unrealized gains and losses, and estimated fair values of investments in bonds at December 31 are as follows:

	2022
		Gross	Gross	NAIC
	Carrying	unrealized	unrealized	estimated
	value	gains	losses	fair value
Bonds:
U.S. government	$1,851	—	(296)	1,555
States, territories and possessions	14,753	22	(3,185)	11,590
Special revenue and assessment	162	—	(10)	152
Industrial and miscellaneous	46,495	103	(4,934)	41,664
Total bonds	$63,261	125	(8,425)	54,961

	2021
		Gross	Gross	NAIC
	Carrying	unrealized	unrealized	estimated
	value	gains	losses	fair value
Bonds:
U.S. government	$2,002	5	(3)	2,004
States, territories and possessions	11,950	179	(105)	12,024
Special revenue and assessment	181	9	—	190
Industrial and miscellaneous	45,912	2,914	(157)	48,669
Total bonds	$60,045	3,107	(265)	62,887

Included in the tables above under the caption U.S. government are bonds that were issued by agencies not backed by the full faith and credit of the U.S. government such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

Investments with an amortized cost of $1,755 and $1,735 were on deposit with various regulatory agencies as required by law as of December 31, 2022 and 2021, respectively.

Maturities of Bonds

The carrying value and the NAIC estimated fair value of bonds at December 31, 2022, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration.

		NAIC
	Carrying	estimated
	value	fair value
Due in one year or less	$7,300	6,342
Due after one year through five years	17,049	14,812
Due after five years through ten years	16,110	13,996
Due after ten years	22,802	19,811
Total	$63,261	54,961

Continuous Gross Unrealized Losses for Bonds

The following tables present the NAIC estimated fair value and gross unrealized losses of the Company’s bonds (aggregated by sector) in an unrealized loss position, aggregated by length of time the securities have been in a continuous unrealized loss position at December 31:

	Less than 12 months		12 months or longer		Total
	NAIC estimated fair value	Unrealized losses	NAIC estimated fair value	Unrealized losses	NAIC estimated fair value	Unrealized losses
2022
U.S. government	$1,555	(296)	—	—	1,555	(296)
States, territories & possessions	9,895	(2,951)	520	(234)	10,415	(3,185)
Special revenue assessment	152	(10)	—	—	152	(10)
Industrial and miscellaneous	39,045	(4,919)	48	(15)	39,093	(4,934)
Total	$50,647	(8,176)	568	(249)	51,215	(8,425)

2021
U.S. government	$1,732	(3)	—	—	1,732	(3)
States, territories & possessions	4,763	(105)	—	—	4,763	(105)
Industrial and miscellaneous	4,655	(157)	—	—	4,655	(157)
Total	$11,150	(265)	—	—	11,150	(265)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

The table below summarizes the bonds by sector in an unrealized loss position for less than and greater than twelve months as of December 31:

	Less than 12 months	12 months or more	Total
2022
99.9%-80%:
U.S. government	$(296)	—	(296)
States, territories & possessions	(239)	—	(239)
Special revenue assessment	(10)	—	(10)
Industrial and miscellaneous	(2,160)	—	(2,160)
Below 80%
States, territories & possessions	(2,712)	(234)	(2,946)
Industrial and miscellaneous	(2,759)	(15)	(2,774)
Total	$(8,176)	(249)	(8,425)

2021
99.9%-80%:
U.S. government	$(3)	—	(3)
States, territories & possessions	(105)	—	(105)
Industrial and miscellaneous	(157)	—	(157)
Total	$(265)	—	(265)

Evaluation of Other-Than-Temporarily Impaired Investments

Management regularly reviews its bond and stock portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value of investments. An analysis which focuses on the issuer’s ability to service its debts and the length of time and extent the bond has been valued below cost. This review process includes an assessment of the credit quality or an assessment of the future cash flows of the identified investment in the portfolio.

For any securities identified in the review of the portfolio, the Company considers additional relevant facts and circumstances in evaluating whether the security is other-than-temporarily impaired (“OTTI”). Relevant facts and circumstances that may be considered include:

●	comparison of current estimated fair value of the security to cost;

●	length of time the estimated fair value has been below cost;

●	financial position of the issuer, including the current and future impact of any specific events, including changes in management;

●	analysis of issuer’s key financial ratios based upon the issuer’s financial statements;

●	any items specifically pledged to support the credit along with any other security interests or collateral;

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

●	the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost or, for equity securities, the forecasted recovery of estimated fair value in a reasonable period of time;

●	overall business climate, including litigation and government actions;

●	rating agency downgrades;

●	analysis of late payments, revenue forecasts and cash flow projections for use as indicators of credit issues; and

●	other circumstances particular to an individual security.

In addition to the above, for certain securitized financial assets with contractual cash flows, including loan-backed and structured securities, the Company periodically evaluates the securities using the currently estimated cash flows, including new prepayment assumptions using the retrospective adjustment methodology. If the evaluation based on currently estimated cash flows results in discounted estimated future cash flows less than the book value, an OTTI is considered to have occurred. If the Company has the ability to hold and no intent to sell the security, the impairment amount recognized as a realized loss would be the difference between the amortized cost and the discounted cash flows.

For bonds that are OTTI and securities where the Company intends to sell or does not have the ability to hold the security, the realized loss would equal the difference between the amortized cost and its fair value at the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus date.

For industrial and miscellaneous securities, the Company evaluates the financial performance of the issuer, based upon credit performance and investment ratings, and expects to recover the entire amortized cost of each security.

As of December 31, 2022, investments in loan-backed and structured securities, for which an OTTI has not been recognized in earnings and which were in an unrealized loss position, had a fair value of $5,526. Loan-backed and structured securities in an unrealized loss position for less than 12 months had a fair value of $5,478 and unrealized losses of $531. Loan-backed and structured securities in an unrealized loss position for greater than 12 months had a fair value of $48 and unrealized losses of $15. These loan-backed and structured securities were primarily categorized as industrial and miscellaneous.

Current Year Evaluation

Total unrealized losses increased from December 31, 2021 to December 31, 2022 due mainly to the increase in interest rates during the year. The Company has concluded that the majority of its securities in an unrealized loss position as of December 31, 2022 and 2021 reflect temporary fluctuations in economic factors that are not indicative of OTTI due to the Company’s ability and intent to hold these investments until recovery of estimated fair value or amortized cost, and for equity investments, anticipate a forecasted recovery in a reasonable period of time. The Company has recorded OTTI losses when necessary on securities that the Company has deemed as being indicative of OTTI.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

Net Realized Capital Gains (Losses) and Change in Unrealized Capital Gains (Losses)

The following is a summary of realized capital gains (losses) and the change in unrealized capital gains (losses), including realized losses for OTTI of investments, for the years ended December 31:

	Realized (losses) gains	Change in unrealized gains (losses)	Total investment (losses) gains
2022
Bonds	$(41)	—	(41)
Other	(2)	—	(2)
Total	(43)	—	(43)
Less amount credited to interest maintenance reserve	(42)	—	(42)
Net losses before tax	(1)	—	(1)
Taxes on capital losses	(15)	—	(15)
Net losses after tax	$(16)	—	(16)

2021
Bonds	$21	—	21
Other	(10)	—	(10)
Total	11	—	11
Less amount credited to interest maintenance reserve	20	—	20
Net losses before tax	(9)	—	(9)
Taxes on capital losses	(57)	—	(57)
Net losses after tax	$(66)	—	(66)

2020
Bonds	$88	—	88
Other	1	—	1
Total	89	—	89
Less amount credited to interest maintenance reserve	98	—	98
Net losses before tax	(9)	—	(9)
Taxes on capital losses	(39)	—	(39)
Net losses after tax	$(48)	—	(48)

Realized capital gains and losses, net of tax, for all types of bonds that result from changes in the overall level of interest rates are credited or charged to the IMR, and these capital gains or losses are amortized into income over the remaining period of time based on the original maturity date of the bond sold.

Realized capital gains (losses) on investments, as shown in the tables above, include write-downs for OTTI of $0, $0 and $11 for the years ended December 31, 2022, 2021 and 2020, respectively. As of December 31, 2022, securities with a carrying value of $63, which had a cumulative write-down of $46 due to OTTI, remained in the Company’s investment portfolio.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

Included in the write-downs for OTTI are write-downs for OTTI on loan-backed and structured securities of $0, $0 and $11 for 2022, 2021 and 2020, respectively. There were no securities that recognized OTTI impairment in 2022 due to the fact that the present value of the cash flows expected to be collected was less than the amortized cost basis of the securities.

There was no investment income due and accrued excluded from surplus on bonds in default as of December 31, 2022, 2021 and 2020.

Sales of Bonds

Proceeds from sales of investments in bonds, excluding calls, during 2022, 2021 and 2020 were $3,144, $4,876 and $6,975, respectively. Gross gains of $4, $14 and $108 and gross losses of $52, $1 and $2 were realized on those transactions in 2022, 2021 and 2020, respectively.

(7)	Separate Accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. For the current reporting year, the Company reported assets and liabilities from variable individual annuities and variable universal life.

In accordance with the State of New York procedures on approving items within the separate account, the separate account classification of the product is subject to Section 4240 of the New York State Insurance Law. In addition, the separate accounts are supported through affirmative approval of the plans of operations by the New York State Insurance Commissioner.

As of December 31, 2022 and 2021, the Company’s separate account statement included legally insulated assets of $318,717 and $413,308, respectively. The assets legally insulated from the general account as of December 31, are attributed to the following:

	2022	2021
Variable individual annuities	$318,028	413,052
Variable immediate annuities	577	124
Variable universal life	112	132
Total	$318,717	413,308

At December 31, 2022 and 2021, there were no separate account securities lending arrangements.

In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

As of December 31, 2022 and 2021, the general account of the Company had a maximum guarantee for separate account liabilities of $6,433 and $107, respectively.

To compensate the general account for the risk taken, the separate account has paid risk charges as follows for the past five years:

Risk charges
2022	$4,012
2021	4,093
2020	4,050
2019	4,078
2018	4,142

As of December 31, 2022, 2021 and 2020, the general account of the Company had paid $313, $162 and $300, respectively, towards separate account guarantees.

The Company does not guarantee a return of the contract holders’ separate account. Information regarding the nonguaranteed separate accounts of the Company is as follows as of and for the years ended December 31:

	2022	2021	2020
Premiums, considerations or deposits for the years ended	$1,027	136	1,895

	2022	2021
Reserves for accounts with assets at:
Market value	$315,221	409,145
Amortized cost	2,920	3,067
Total reserves	$318,141	412,212

By withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$—	—
At book value without market value adjustment and with current surrender charge of 5% or more	—	—
At market value	317,505	412,058
At book value without market value adjustment and with current surrender charge of less than 5%	—	—
Subtotal	317,505	412,058
Not subject to discretionary withdrawal	636	154
Total reserves	$318,141	412,212

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

The following is a reconciliation of net transfers from separate accounts for the years ended December 31:

	2022	2021	2020
Transfers as reported in the summary of operations of the Separate Accounts Statement:
Transfers to separate accounts	$1,029	147	1,894
Transfers from separate accounts *	28,022	33,437	29,766
Net transfers from separate accounts before reconciling adjustments	(26,993)	(33,290)	(27,872)
Reconciling adjustments:
Processing income & policyholder charges	2	2	2
Seed money income	(2)	(10)	2
Other net	—	—	—
Net transfers from separate accounts	$(26,993)	(33,298)	(27,868)

*	Includes net transfer of existing reserves from or (to) separate accounts of $733, $514 and $1,810 for the years ended December 31, 2022, 2021 and 2020, respectively.

(8)	Reserves for Future Policy Benefits

The reserves for future policy benefits are comprised of liabilities for life and annuity policies and contracts.

As discussed in Note 2, the Department has required the Company to adopt certain prescribed reserve methodologies that differ from those found in NAIC SSAP, specifically, the methodology used within the Company’s asset adequacy reserve calculation. The asset adequacy reserve, as determined by management, was in accordance with VM-21 for variable annuities, NAIC SSAP No. 51R Life Contracts, and Appendix A-820 Minimum Life and Annuity Reserve Standards and was considered sufficient by management. Management acknowledges that under A-822 (Asset Adequacy Analysis Requirements), the Company may establish an additional reserve (above the VM-21 aggregate reserve) if management determines that such a reserve is needed as a result of the asset adequacy analysis. No additional reserve was required, however, the Company was required by the Department to refine the methodology used to determine gross reserves, the reinsurance reserve credit, and associated reinsurance collateral for the variable annuities with living benefits, which resulted in recording an additional net asset adequacy reserve of $14,000 and was recorded as a direct charge to surplus as a special surplus fund at December 31, 2017. The Company’s capital and surplus was $35,072 prior to the recording of the additional net asset adequacy reserve and $21,072 after recording the additional net asset adequacy reserve.

As discussed in Note 3, the Company has five main types of rider benefits offered with individual variable annuity contracts: GMDBs, GMIBs, GLWBs, GMABs, and GMWBs.

GMDB Riders

Certain variable annuity contracts include GMDB riders with the base contract and offer additional death and income benefits through riders that can be added to the base contract. These GMDB riders typically provide that, upon the death of the annuitant, the beneficiaries could receive an amount in excess of the contract value. The GMDB rider benefit could be equal to the premiums paid into the contract, the highest contract value as of a particular time, e.g., every contract anniversary, or the premiums paid into the contract times an annual interest factor. The Company assesses a charge for the GMDB riders and prices the base contracts to allow the Company to recover a charge for any built-in death benefits.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. Additionally, a decline in the stock market causing the contract value to fall below the amount defined in each contract could result in additional claims.

The Company reinsures Premium Protection GMDB riders sold with GLWB riders issued from August 2012 through 2014 with an affiliate. As of 2015, the Company no longer reinsures any new riders issued.

GMIB Riders

Certain variable annuity contracts include GMIB riders with the base contract. These riders allow the policyholder to annuitize the contract after ten years and to receive a guaranteed minimum monthly income for life. The amount of the payout is based upon a guaranteed income base that is typically equal to the greater of the premiums paid increased by 5% annually (6% for riders sold before May 2009) or the highest contract value on any contract anniversary. In some instances, based upon the age of the annuitant, the terms of this rider may be less favorable for the contract purchaser. The amount of the monthly income is tied to annuitization tables that are built into the GMIB rider. In the event that the policyholder could receive a higher monthly income by annuitization based upon the Company’s current annuitization rates, the annuitant will automatically receive the higher monthly income. The Company continued to sell the GMIB rider in the state of New York until August 2012. The Company reinsures 100% of the GMIB riders issued with an affiliate.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GLWB Riders

The Company began issuing the GLWB rider in August 2012. The GLWB rider allows the owner to take withdrawals from the contract at a guaranteed percentage of the GLWB base every year even if the contract value goes to zero. Such guaranteed withdrawals may start any time after the annuitant reaches age 59 1⁄2. The percentage withdrawal amount guaranteed increases if the annuitant attains a higher age band before the owner starts taking withdrawals. In some versions of GLWB riders sold in 2014 and later, there is a guaranteed minimum percentage withdrawal amount for the first fifteen years of the contract; if the policyholder’s account value goes to zero subsequent to the fifteen year guarantee period, the percentage withdrawal amount is then calculated per a specified formula based on the ten year treasury rate from the preceding ninety calendar days, with the calculated treasury linked rate subject to a specified cap and floor.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

At policy inception, the GLWB base is set at the amount of the purchase payments, and it is increased by the amount of future purchase payments. It increases (roll-up) by up to 8% simple interest every year for the first ten years, as long as no withdrawal is made. If a withdrawal is made in any year during the first ten years, there is no roll-up at all for that year. If the contract value exceeds the GLWB base on any contract anniversary prior to the first contract anniversary after the annuitant reaches age 95, the GLWB base resets to the contract value and a new ten-year roll-up period begins.

In addition to the roll-up feature, some versions of the GLWB rider also provide for a top-off of the GLWB base at the end of the tenth contract year, subject to attained age restrictions where applicable if the owner has not made any withdrawals in the first ten years. The top-off is equal to 200% of the first-year purchase payments. Policyholders are eligible for only one top-off during the contractual term. A reset to the contract value does not start a new top-off period. A top-off will typically not occur if there is any reset in the first ten years.

The Company reinsures 100% of the GLWB riders issued through 2014, excluding the GLWB interest sensitive riders which the Company began issuing in 2014. As of 2015, the Company no longer reinsures any new riders issued.

GMAB Riders

Certain variable annuity contracts include a GMAB rider. On the eighth or tenth anniversary, depending on the version of the rider, the policyholder’s account value will increase to the amount of the initial deposit if the account value at that anniversary is less than the initial deposit. The Company reinsures 100% of the GMAB riders issued through 2014. As of 2015, the Company no longer reinsures any new riders issued.

GMWB Riders

Certain variable annuity contracts include a GMWB rider, which is similar to the GMAB rider noted above, except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of the tenth year. The Company discontinued the sale of its GMWB rider in 2009 and reinsures 100% of the GMWB riders issued. The activity associated with GMWB riders is included with GMAB riders and labeled “GMAB.”

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

The following tables summarize the net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (note that most contracts contain multiple guarantees):

	2022
	Death benefits	Living benefits
	GMDB	GMIB	GLWB	GMAB
Return of net deposit
Net amount at risk [1]	$479	—	—	488

Return of net deposits accrued at a stated rate
Net amount at risk [1]	$—	—	—	10,201

Highest of return of net deposits accrued at a stated rate and return of highest anniversary value
Net amount at risk [1]	$—	—	—	—

Return of highest anniversary value
Net amount at risk [1]	$30,675	—	—	—

Total
Net amount at risk [1]	$31,154	—	—	10,689

[1]	Death benefit net amount at risk and living benefit net amount at risk are not additive at the contract level.

	2021
	Death benefits	Living benefits
	GMDB	GMIB	GLWB	GMAB
Return of net deposit
Net amount at risk [1]	$11	—	—	—

Return of net deposits accrued at a stated rate
Net amount at risk [1]	$—	—	—	—

Highest of return of net deposits accrued at a stated rate and return of highest anniversary value
Net amount at risk [1]	$—	—	—	—

Return of highest anniversary value
Net amount at risk [1]	$206	—	—	—

Total
Net amount at risk [1]	$217	—	—	—

[1]	Death benefit net amount at risk and living benefit net amount at risk are not additive at the contract level.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

For guarantees of benefits that are payable in the event of death (GMDB), the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the account balance as of the date of the Statement of Admitted Assets, Liabilities, and Capital and Surplus.

For benefit guarantees that are payable at annuitization (GMIB), the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contract holder, determined in accordance with the terms of the contract and best estimate assumptions, where applicable, in excess of the account balance as of the date of the Statement of Admitted Assets, Liabilities, and Capital and Surplus.

For benefit guarantees that are payable upon withdrawal (GLWB), the net amount at risk is generally defined as the present value of the current maximum guaranteed withdrawal available to or taken by the contract holder, determined in accordance with the terms of the contract and best estimate assumptions, where applicable, in excess of the account balance as of the date of the Statement of Admitted Assets, Liabilities, and Capital and Surplus.

For accumulation guarantees (GMAB), the net amount at risk is generally defined as the guaranteed minimum accumulation balance in excess of the account balance as of the date of the Statement of Admitted Assets, Liabilities, and Capital and Surplus.

All separate account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. Some riders require that separate account funds be invested in asset allocation models, managed volatility models and/or have other investment restrictions.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during 2022, 2021 and 2020.

The following table summarizes account balances of variable annuity contracts with guarantees that were invested in separate accounts as of December 31:

	2022	2021
Mutual funds:
Bond	$96,742	113,272
Equity	212,523	277,937
Money market	8,763	21,843
Total	$318,028	413,052

The reserves on guaranteed riders are held in the general accounts, and there are no guaranteed separate accounts.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

(9)	Annuity Reserves and Deposit Liabilities by Withdrawal Characteristics

Annuity reserves and deposit liabilities by withdrawal characteristics are shown below as of December 31, 2022:

Individual Annuities
		Separate
	General	account
	account	nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
With market value adjustment	$—	—	—	0.0%
At book value less surrender charge	—	—	—	0.0%
At fair value*	—	317,392	317,392	83.4%
Total with adjustment or at market value	—	317,392	317,392	83.4%
At book value without adjustment	13,534	—	13,534	3.6%
Not subject to discretionary withdrawal	48,702	636	49,338	13.0%
Total, gross	62,236	318,028	380,264	100.0%
Reinsurance ceded	43,740	—	43,740
Total, net	$18,496	318,028	336,524
Amount included above at book value less surrender charge that will move to book value without adjustment after statement date	$—	—	—

*	Includes $317,392 of individual variable deferred annuity held in the separate accounts that were surrenderable at market values less a surrender charge.

Deposit-Type Contracts
		Separate
	General	account
	account	nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
With market value adjustment	$—	—	—	0.0%
At book value less surrender charge	—	—	—	0.0%
At fair value*	—	—	—	0.0%
Total with adjustment or at market value	—	—	—	0.0%
At book value without adjustment	—	—	—	0.0%
Not subject to discretionary withdrawal	118	—	118	100.0%
Total, gross	118	—	118	100.0%
Reinsurance ceded	—	—	—
Total, net	$118	—	118

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

The following is the reconciliation of annuity reserves and deposit liabilities as of December 31, 2022:

Life, accident and health Annual Statement:
Annuities (excluding supplementary contracts with life contingencies), net	$18,496
Deposit-type contracts	118
Subtotal	18,614
Separate Accounts Annual Statement:
Annuities, net	318,028
Total annuity reserves and deposit liabilities, net	$336,642

As of December 31, 2022, withdrawal characteristics of life actuarial reserves were as follows:

	Account value	Cash value	Reserve	Account value	Cash value	Reserve
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$—	—	—	—	—	—
Universal life	72	72	72	—	—	—
Universal life with secondary guarantees	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Other permanent cash value life insurance	402	402	402	—	—	—
Variable life	—	—	—	—	—	—
Variable universal life	—	—	1	112	112	113
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal or no cash values
Term policies without cash value	XXX	XXX	116	XXX	XXX	—
Accidental death benefits	XXX	XXX	—	XXX	XXX	—
Disability - active lives	XXX	XXX	2	XXX	XXX	—
Disability - disabled lives	XXX	XXX	23	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	—	XXX	XXX	—
Total (gross)	474	474	616	112	112	113
Reinsurance ceded	474	474	615	—	—	—
Total (net)	$—	—	1	112	112	113

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

The following is the reconciliation of life actuarial reserves as of December 31, 2022:

Life, accident and health Annual Statement:
Life insurance, net	$1
Separate Accounts Annual Statement:
Life insurance, net	113
Total life reserves, net	$114

Annuity reserves and deposit liabilities by withdrawal characteristics are shown below as of December 31, 2021:

Individual Annuities
		Separate
	General	account
	account	nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
With market value adjustment	$—	—	—	0.0%
At book value less surrender charge	108	—	108	0.0%
At fair value*	—	411,925	411,925	84.1%
Total with adjustment or at market value	108	411,925	412,033	84.1%
At book value without adjustment	13,869	—	13,869	2.8%
Not subject to discretionary withdrawal	63,983	154	64,137	13.1%
Total, gross	77,960	412,079	490,039	100.0%
Reinsurance ceded	60,087	—	60,087
Total, net	$17,873	412,079	429,952
Amount included above at book value less surrender charge that will move to book value without adjustment after statement date	$108	—	108

*	Includes $411,925 of individual variable deferred annuity held in the separate accounts that were surrenderable at market values less a surrender charge.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

Deposit-Type Contracts
		Separate
	General	account
	account	nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
With market value adjustment	$—	—	—	0.0%
At book value less surrender charge	—	—	—	0.0%
At fair value*	—	—	—	0.0%
Total with adjustment or at market value	—	—	—	0.0%
At book value without adjustment	—	—	—	0.0%
Not subject to discretionary withdrawal	185	—	185	100.0%
Total, gross	185	—	185	100.0%
Reinsurance ceded	—	—	—
Total, net	$185	—	185

The following is the reconciliation of annuity reserves and deposit liabilities as of December 31, 2021:

Life, accident and health Annual Statement:
Annuities (excluding supplementary contracts with life contingencies), net	$17,873
Deposit-type contracts	185
Subtotal	18,058
Separate Accounts Annual Statement:
Annuities, net	412,079
Total annuity reserves and deposit liabilities, net	$430,137

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

As of December 31, 2021, withdrawal characteristics of life actuarial reserves were as follows:

				Separate account - guaranteed
	General account			and non-guaranteed
	Account value	Cash value	Reserve	Account value	Cash value	Reserve
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$—	—	—	—	—	—
Universal life	84	84	84	—	—	—
Universal life with secondary guarantees	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Other permanent cash value life insurance	498	498	498	—	—	—
Variable life	—	—	—	—	—	—
Variable universal life	—	—	1	132	132	133
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal or no cash values
Term policies without cash value	XXX	XXX	144	XXX	XXX	—
Accidental death benefits	XXX	XXX	—	XXX	XXX	—
Disability - active lives	XXX	XXX	2	XXX	XXX	—
Disability - disabled lives	XXX	XXX	24	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	—	XXX	XXX	—
Total (gross)	582	582	753	132	132	133
Reinsurance ceded	582	582	752	—	—	—
Total (net)	$—	—	1	132	132	133

The following is the reconciliation of life actuarial reserves as of December 31, 2021:

Life, accident and health Annual Statement:
Life insurance, net	$1
Separate Accounts Annual Statement:
Life insurance, net	133
Total life reserves, net	$134

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

(10)	Reinsurance

The Company routinely enters into reinsurance transactions with other insurance companies, third parties and affiliated companies in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth. This reinsurance involves either ceding certain risks to, or assuming risks from, other insurance companies. The Company’s statutory financial statements reflect the effects of assumed and ceded reinsurance transactions.

The Company manages its risks related to certain reinsurance agreements by monitoring the credit ratings of the reinsurer. Reinsurance with unauthorized reinsurers is secured by either letter of credit or assets held in trust for the benefit of the Company in accordance with the requirements in Appendix A-785 of the NAIC Statutory Accounting Practices and Procedures Manual. As of December 31, 2022 and 2021, a non-affiliated reinsurer held a letter of credit of $1,000. As of December 31, 2022 and 2021, ONLIC, an affiliated reinsurer, held assets in trust with an estimated fair value of $112,003 and $137,882, respectively.

Affiliate Reinsurance

For the Company’s annuity products, the Company reinsures the various living and death benefit riders, GMIB, GMAB and GMWB, through a 100% coinsurance agreement with ONLIC effective in July, 2007. In 2012, the Company began offering the GLWB and associated riders which are also reinsured with ONLIC through a 100% coinsurance agreement. In 2014, the Company introduced a new version of the GLWB rider, which is not reinsured with ONLIC. As of 2015, the Company is no longer ceding new business to ONLIC.

The Company assumed and ceded traditional life insurance. This assumed and ceded block of business is currently in runoff. Amounts in the accompanying statutory financial statements related to all ceded business are as follows for the years ended December 31:

	2022		2021		2020
	Affiliate	Non-affiliate	Affiliate	Non-affiliate	Affiliate	Non-affiliate
Statutory Statements of Income:
Premiums ceded	$3,002	636	2,989	634	2,985	759
Benefits incurred	314	647	204	810	203	532
Commission and expense allowances	—	18	—	17	—	30
Reserve adjustment on reinsurance ceded	(1)	—	(1)	—	(1)	—

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

	2022		2021
	Affiliate	Non-affiliate	Affiliate	Non-affiliate
Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus:
Reserve for future policy benefits	$89,740	616	106,087	753
Modified coinsurance reserves	—	13	—	13
Policy and contract claims payable	—	—	—	35
Amounts recoverable from reinsurance	—	193	—	218

Net premiums earned are summarized as follows for the years ended December 31:

	2022	2021	2020
Direct premiums earned	$333	171	2,269
Reinsurance assumed	636	634	759
Reinsurance ceded	(3,638)	(3,623)	(3,744)
Net premiums earned	$(2,669)	(2,818)	(716)

(11)	Bank Line of Credit

In April 2016, CNII obtained a $525,000 senior unsecured, syndicated credit facility. The credit facility was established for the purpose of issuing letters of credit and loans for general corporate purposes and matured in April 2021. In March 2017, CNII increased this credit facility by $50,000 to $575,000. In March 2018, CNII increased this credit facility by $325,000 to $900,000. The credit facility would have matured in March 2023. During 2021, this facility was closed.

On May 7, 2021, CNII entered into a $1,500,000 senior unsecured, syndicated credit facility. The credit facility is established for the purpose of issuing letters of credit and loans for general corporate purposes and will mature in May 2026. Letters of credit can be issued up to the maximum credit facility, however loans under the credit facility are limited to $500,000 with total combined amounts not to exceed $1,500,000. CNII did not utilize this facility as of December 31, 2022 or 2021 for the benefit of the Company.

There was no interest or fees paid by the Company on these credit facilities in 2022, 2021 or 2020.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

(12)	Income Taxes

The Company provides for deferred tax assets in accordance with the NAIC issued guidance. The components of the net admitted deferred tax asset, including those certain deferred tax assets and deferred tax liabilities, recognized in the Company’s Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus as of December 31 are as follows:

	Ordinary	Capital	Total
2022
Gross deferred tax assets	$3,694	—	3,694
Statutory valuation allowance adjustments	(63)	—	(63)
Adjusted gross deferred tax assets	3,631	—	3,631
Nonadmitted deferred tax assets	(3,191)	—	(3,191)
Admitted deferred tax assets	440	—	440
Deferred tax liabilities	(110)	(18)	(128)
Admitted deferred tax assets, net	$330	(18)	312

2021
Gross deferred tax assets	$3,445	—	3,445
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	3,445	—	3,445
Nonadmitted deferred tax assets	(2,882)	—	(2,882)
Admitted deferred tax assets	563	—	563
Deferred tax liabilities	(198)	(17)	(215)
Admitted deferred tax assets, net	$365	(17)	348

Change
Gross deferred tax assets	$249	—	249
Statutory valuation allowance adjustments	(63)	—	(63)
Adjusted gross deferred tax assets	186	—	186
Nonadmitted deferred tax assets	(309)	—	(309)
Admitted deferred tax assets	(123)	—	(123)
Deferred tax liabilities	88	(1)	87
Admitted deferred tax assets, net	$(35)	(1)	(36)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

The amount of gross deferred tax assets admitted under each component and the resulting increased amount by tax character as of December 31 are as follows:

	Ordinary	Capital	Total
2022
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	—	—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitations:
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	N/A	N/A	312
(2) Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	5,853
Lesser of (1) or (2)	312	—	312
Deferred tax liabilities	110	18	128
Admitted deferred tax assets as the result of application of SSAP No. 101	$422	18	440

2021
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	—	—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitations:
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	N/A	N/A	348
(2) Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	5,436
Lesser of (1) or (2)	348	—	348
Deferred tax liabilities	198	17	215
Admitted deferred tax assets as the result of application of SSAP No. 101	$546	17	563

Change
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	—	—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitations:
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	N/A	N/A	(36)
(2) Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	417
Lesser of (1) or (2)	(36)	—	(36)
Deferred tax liabilities	(88)	1	(87)
Admitted deferred tax assets	$(124)	1	(123)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

The ratios used for threshold limitation (for SSAP 101 Paragraph 11b) as of December 31 are as follows:

	2022	2021	Change
Ratio percentage used to determine the recovery period and threshold limitation amount in above adjusted gross deferred tax assets	4,536.37%	4,077.73%	458.64%
Amount of adjusted capital and surplus used to determine the recovery period threshold limitation amount in above adjusted gross deferred tax assets	$39,497	36,651	2,846

There was no impact of tax-planning strategies as a percentage of adjusted gross and net admitted deferred tax assets as of December 31, 2022 and 2021.

The Company’s tax planning strategies do not include the use of reinsurance tax planning strategies.

There are no temporary differences for which deferred tax liabilities are not recognized.

The provisions for current tax expenses on earnings for years ended December 31 are as follows:

	2022	2021	2020
Current year federal tax (benefit) expense - ordinary income	$503	(484)	1,214
Current year foreign tax expense - ordinary income	—	—	—
Subtotal	503	(484)	1,214
Current year tax expense - net realized capital (loss) gain	6	57	38
Utilization of capital loss carry forwards	—	—	—
Other	—	—	—
Federal and foreign income taxes incurred	$509	(427)	1,252

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

The tax effects of temporary differences that give rise to significant components of the net deferred tax asset as of December 31 are as follows:

Deferred tax assets:	2022	2021	2020	Change from 2021	Change from 2020
Ordinary:
Policyholder reserves	$3,353	3,089	3,446	264	(357)
Deferred acquisition costs	69	119	174	(50)	(55)
Receivables nonadmitted	2	2	2	—	—
Tax credit carryforward	153	63	954	90	(891)
Policyholder reserves - tax reform transition	99	133	166	(34)	(33)
Other	18	39	42	(21)	(3)
Ordinary deferred tax assets	3,694	3,445	4,784	249	(1,339)

Statutory valuation allowance adjustment	(63)	—	—	(63)	—
Nonadmitted ordinary deferred tax assets	(3,191)	(2,882)	(3,237)	(309)	355
Admitted ordinary deferred tax assets	440	563	1,547	(123)	(984)

Capital:
Net capital loss carryforward	—	—	—	—	—

Statutory valuation allowance adjustment	—	—	—	—	—
Nonadmitted capital deferred tax assets	—	—	—	—	—
Admitted capital deferred tax assets	—	—	—	—	—
Admitted deferred tax assets	440	563	1,547	(123)	(984)

Deferred tax liabilities:
Ordinary:
Section 807(f) reserves	110	198	164	(88)	34
Ordinary deferred tax liabilities	110	198	164	(88)	34

Capital:
Investments	18	17	20	1	(3)
Capital deferred tax liabilities	18	17	20	1	(3)
Deferred tax liabilities	128	215	184	(87)	31
Admitted deferred tax assets, net	$312	348	1,363	(36)	(1,015)

There was a statutory valuation allowance adjustment to gross deferred tax assets of $63 for the period ended, December 31, 2022. There was no statutory valuation allowance adjustment to gross deferred tax assets or net change in the total valuation allowance adjustments as of, and for the period ended, December 31, 2021.

The realization of the deferred tax asset is dependent upon the Company's ability to generate sufficient taxable income in future periods. Based on historical results and the prospects for future operations, management anticipates that it is more likely than not that future taxable income will be sufficient for the realization of the remaining deferred tax assets.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

The change in the net deferred income taxes of December 31 is comprised of the following:

	2022	2021	2020	Change from 2021	Change from 2020
Total deferred tax assets	$3,694	3,445	4,784	249	(1,339)
Total deferred tax liabilities	(128)	(215)	(184)	87	(31)
Net deferred tax assets	3,566	3,230	4,600	336	(1,370)
Statutory valuation allowance adjustment	(63)	—	—	(63)	—
Net deferred tax assets	3,503	3,230	4,600	273	(1,370)
Tax effect of unrealized gains	—	—	—	—	—
Statutory valuation allowance adjustment allocated to unrealized	—	—	—	—	—
Change in net deferred income taxes	$3,503	3,230	4,600	273	(1,370)

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant tax effects causing this difference for the years ended December 31 are as follows:

	2022	2021	2020
Income before taxes	$713	1,152	907
Prior period adjustment	—	228	—
Dividends received deduction	(282)	(347)	(127)
Valuation allowance	63	—	—
Tax credits	(120)	(116)	(134)
Transfer pricing	(172)	(64)	(17)
Tax exempt interest	(4)	(5)	(4)
IMR	(18)	(6)	15
Other	56	101	(103)
Total statutory taxes	$236	943	537

Provision for federal income taxes	$503	(484)	1,214
Tax on capital (loss) gain	6	57	38
Change in net deferred income tax	(273)	1,370	(715)
Total statutory taxes	$236	943	537

The Company’s policy for recording penalties associated with audits, claims, and adjustments is to record such amount as a component of income taxes.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

Total federal income taxes payment (including tax on capital gains) was $64 and $750 during the years ended December 31, 2022 and 2021, respectively.

As of December 31, 2022, there are no net operating loss or capital loss carryforwards available for tax purposes, while as of December 31, 2021, there are no net operating loss or capital loss carryforwards available for tax purposes. As of December 31, 2022 and 2021, the Company has valuation allowances of $63 and $0. A partial valuation allowance was established in 2022 related to limitation on the Company’s ability to utilize loss carryforwards as a result of the Transaction. As of December 31, 2022 and 2021, the Company does not have any uncertain tax positions related to the Separate Account Dividends Receivable Deduction (“SA DRD”) company share percentage(s) for tax return year 2017. As of December 31, 2022 and 2021, the Company has tax credit carryforwards of $153 and $63 which will start expiring in 2030.

There are no federal income taxes incurred that are available for recoupment in the event of future net losses.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of reporting.

There are no aggregate federal income tax deposits under Internal Revenue Code Section 6603, and none are recorded as admitted assets.

The Company’s federal income tax return is consolidated with the other life insurance companies; its direct parent, ONLIC, and affiliates Ohio National Life Assurance Corporation (“ONLAC”), Montgomery Re, Inc. (“MONT”), Kenwood Re, Inc. (“KENW”), Sunrise Captive Re, LLC (“SUNR”), Sycamore Re, Ltd (“SYRE”), and Camargo Re Captive, Inc. (“CMGO”), and then with its common parent, CIHI.

The Company is not under current examination with the Internal Revenue Service. The statute of limitations remains open for tax years 2019, 2020 and 2021 for the consolidated tax group.

The allocation of taxes between members of the federal consolidated income tax return is subject to written agreement approved by the Board of Directors. Allocations are based on separate company calculations with current credit for losses. Intercompany tax balances are settled quarterly.

(13)	Capital and Surplus, Dividend Restrictions and Regulatory RBC

Capital and Surplus

The Company has 10,000 shares ($250 par value) authorized, issued and outstanding of Class A common stock as of December 31, 2022 and 2021. The Company has no preferred stock issued or outstanding.

The Company did not receive a capital contribution from its parent, ONLIC during 2022, 2021 or 2020.

Regulatory RBC

The NAIC has established RBC requirements to assist regulators in monitoring the financial strength and stability of life insurers and provides for an insurance commissioner to intervene if the insurer experiences financial difficulty. The RBC requirements instruct every life insurer to calculate its total adjusted capital and RBC position. The formula includes components for asset risk, liability risk, interest rate exposure, and other factors. Under the NAIC requirements, each insurer must maintain its total adjusted capital and surplus above a calculated minimum threshold or take corrective measures to achieve that threshold. Based upon the December 31, 2022 and 2021 statutory financial statements, the Company exceeded all required RBC levels.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

Dividend Restrictions

The payment of dividends by the Company to ONLIC is limited by New York insurance laws. The maximum ordinary dividend that may be paid without prior approval of the Superintendent of Financial Services is limited to the lesser of 10% of the Company’s statutory surplus (defined by New York Insurance Law, Section 4207a as page 3, line 37 of the Annual Statement) as of the immediate preceding calendar year or the Company’s net gain from operations for the immediately preceding calendar year, not including realized capital gains. Therefore, dividends of approximately $3,000 may be paid by the Company to ONLIC in 2023 without prior approval. No dividends were declared or paid by the Company in 2022, 2021 or 2020.

(14)	Contingencies

The Company and all other solvent life insurance companies are periodically assessed by certain state guaranty funds to cover losses to policyholders of insolvent or rehabilitated companies. Some of these assessments are partially recoverable through a reduction in future premium taxes in some states. In addition, the Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings as well as state guaranty fund assessments are not likely to have a material adverse effect on the Company’s financial condition or results of operations.

ONLIC, along with its affiliates, has been named in a lawsuit stemming from the strategic changes announced in September 2018, specifically the termination of certain variable annuity selling agreements with broker dealers related to the annuity business. The core issue is a disputed interpretation of certain language in ONLIC contracts with the broker dealers who sold ONLIC’s annuities. ONLIC, along with its affiliates, expects to continue to vigorously defend itself against these allegations. However, litigation is inherently uncertain, and the outcome thereof cannot be predicted. Accordingly, it is possible that the ultimate outcome in one or more of the proceedings may be material to the Company’s results of operations for a particular period depending upon, among other factors, the size of the loss and the level of the Company’s results of operations for the period.

(15)	Related-Party Transactions

NSLAC has an administrative service agreement with ONLIC, an investment management agreement with Ohio National Investments, Inc. (“ONII”), an affiliate, and an underwriting agreement with Ohio National Equities, Inc. (“ONEQ”), an affiliate. The amounts that NSLAC owed to ONLIC, ONII and ONEQ as recorded on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus as of December 31 were as follows:

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020

(Dollars in thousands)

	2022	2021	2020
ONLIC	$277	288	92
ONEQ	13	—	18
ONII	—	4	4
Total service charges owed	$290	292	114

Charges for all services from ONLIC, ONII and ONEQ for the years are as follows:

	2022	2021	2020
ONLIC	$443	323	349
ONEQ	178	216	196
ONII	—	18	17
Total service charges incurred	$621	557	562

(16)	Accounting Changes and Corrections of Errors

The Company’s December 31, 2021 statutory financial statements reflect a prior period adjustment relating to the calculation and recording of reserves in accordance with the New York Standard Scenario (“NYSS”). As of December 31, 2020, reserves were overstated by $1,084. The events contributing to the adjustment impact surplus as follows:

Change in reserves for future policy benefits and other funds	$1,084
Correction og errors, net of tax	$1,084

The cumulative prior period surplus impact of these errors is shown as a direct adjustment to surplus within the Statutory Statements of Changes in Capital and Surplus. SSAP No. 3R, Accounting Changes and Corrections of Errors, prescribes that if a reporting entity becomes aware of a material accounting error in a previously filed financial statement after it has been submitted to the appropriate regulatory agency, the entity shall file an amended financial statement unless otherwise directed by the domiciliary regulator. Correction of all immaterial accounting errors in previously issued statutory financial statements, for which an amended financial statement was not filed, shall be reported as adjustments to unassigned funds (surplus) in the period an error is detected.

                        Schedule I

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Summary of Investments – Other Than Investments in Related Parties

December 31, 2022

(Dollars in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the Balance Sheet[1]
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of U.S. government	$1,917	1,612	1,917
Obligations of states and political subdivisions	14,753	11,590	14,753
Corporate securities	40,924	36,596	40,924
Asset-backed securities	2,473	2,222	2,473
Mortgage-backed securities	3,194	2,941	3,194
Total fixed maturity available-for-sale securities	63,261	54,961	63,261
Cash and cash equivalents	6,572		6,572
Total investments	$69,833		69,833

[1]	See Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus

See accompanying report of independent registered public accounting firm.

                                Schedule III

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Supplementary Insurance Information

Years ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy		Other policy
	policy	benefits, losses,		claims and
	acquisition	claims, and	Unearned	benefits	Premium
Year segment	costs[1]	loss expenses	premiums	payable	revenue
2022 total	$—	32,615	—	—	(2,669)
2021 total	—	32,059	—	—	(2,818)
2020 total	—	35,053	—	—	(716)

Column A	Column G	Column H	Column I	Column J	Column K
		Benefits,	Amortization
		claims, losses	of deferred
	Net	and	policy	Other
	investment	settlement	acquisition	operating	Premiums
Year segment	income	expenses	costs[1]	expenses	written[2]
2022 total	$2,306	29,819	—	3,065
2021 total	2,389	35,075	—	2,935
2020 total	2,084	32,280	—	3,046

[1]	Acquisition costs are not capitalized under statutory accounting.
[2]	Not applicable for life insurance companies.

See accompanying report of independent registered public accounting firm.

                                Schedule IV

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Reinsurance

Years ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net
2022:
Life insurance in force	$607	27,193	27,193	607	—%
Premiums:
Life insurance	—	636	636	—	—%
2021:
Life insurance in force	$175	31,077	31,077	175	—%
Premiums:
Life insurance	—	635	635	—	—%
2020:
Life insurance in force	$175	31,320	31,320	175	—%
Premiums:
Life insurance	—	759	759	—	—%

See accompanying report of independent registered public accounting firm.

                                Schedule V

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Valuation and Qualifying Accounts

Years ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

Column A	Column B	Column C		Column D	Column E
Charged
	Balance at	(credited) to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions	period
2022:
Valuation allowances –
None	$—	—	—	—	—
2021:
Valuation allowances –
None	$—	—	—	—	—
2020:
Valuation allowances –
None	$—	—	—	—	—

See accompanying report of independent registered public accounting firm.